   As filed with the Securities and Exchange Commission on February 28, 1996
                            Registration No. 2-79285
===============================================================================


                     SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC  20549

                                   FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [ x ]



                        POST-EFFECTIVE AMENDMENT NO. 34
                                      and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [ x ]



                                AMENDMENT NO. 35


                              THE ARCH FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                               3435 Stelzer Road
                             Columbus, Ohio  43219
                    (Address of Principal Executive Offices)

                 Registrant's Telephone Number:  (800) 551-3731

                          W. BRUCE MCCONNEL, III, Esq.
                             Drinker Biddle & Reath
                    1100 Philadelphia National Bank Building
                              1345 Chestnut Street
                     Philadelphia, Pennsylvania  19107-3496
                    (Name and Address of Agent for Service)

                                    Copy to:
                             Jon W. Bilstrom, Esq.
                       Mercantile Bank of St. Louis N.A.
                             One Mercantile Center
                           8th and Washington Streets
                              St. Louis, MO  63101

It is proposed that this filing will become effective (check appropriate box)

[   ]      immediately upon filing pursuant to paragraph (b)

[   ]      on (date) pursuant to paragraph (b)

[   ]      60 days after filing pursuant to paragraph (a)(1)

[   ]      on (date) pursuant to paragraph (a)(1)


[ x ]      75 days after filing pursuant to paragraph (a)(2)


[   ]      on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[   ]      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite number of shares under the Securities Act of 1933. Registrant filed a Rule 24f-2 Notice for the fiscal year ended November 30, 1995 on January 29, 1996. Registrant continues its election to register an indefinite number of shares of beneficial interest pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

  THIS POST-EFFECTIVE AMENDMENT IS BEING FILED SOLELY IN ORDER TO REGISTER SHARES OF THREE NEW INVESTMENT PORTFOLIOS, I.E. THE EQUITY INCOME PORTFOLIO, NATIONAL MUNICIPAL BOND PORTFOLIO AND SHORT-INTERMEDIATE CORPORATE BOND PORTFOLIO. ACCORDINGLY, THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION FOR THE MONEY MARKET PORTFOLIO, TREASURY MONEY MARKET PORTFOLIO, TAX-EXEMPT MONEY MARKET PORTFOLIO, GROWTH & INCOME EQUITY PORTFOLIO, GOVERNMENT & CORPORATE BOND PORTFOLIO, EMERGING GROWTH PORTFOLIO, U.S. GOVERNMENT SECURITIES PORTFOLIO, BALANCED PORTFOLIO, INTERNATIONAL EQUITY PORTFOLIO, SHORT-INTERMEDIATE MUNICIPAL PORTFOLIO, MISSOURI TAX-EXEMPT BOND PORTFOLIO AND KANSAS TAX-EXEMPT BOND PORTFOLIO ARE NOT INCLUDED IN THIS FILING.

                             CROSS REFERENCE SHEET
                             ---------------------
                                 (Trust Shares)

                        The ARCH Equity Income Portfolio
                   The ARCH National Municipal Bond Portfolio
              The ARCH Short-Intermediate Corporate Bond Portfolio


Form N-1A Part A Item                                                       Prospectus Caption
---------------------                                                       ------------------

1.       Cover Page . . . . . . . . . . . . . . . . . . . . . . . .          Cover Page

2.       Synopsis . . . . . . . . . . . . . . . . . . . . . . . . .          Expense Summary
                                                                             for Trust Shares

3.       Condensed Financial
           Information  . . . . . . . . . . . . . . . . . . . . . .          Certain Financial
                                                                             Information; Yields
                                                                             and Total Returns

4.       General Description
           of Registrant  . . . . . . . . . . . . . . . . . . . . .          Highlights; Investment
                                                                             Objectives, Policies
                                                                             and Risk Considerations;
                                                                             Investment Limitations;
                                                                             Other Information Concerning
                                                                             the Fund and Its Shares

5.       Management of the Fund . . . . . . . . . . . . . . . . . .          Management of the Fund

5A.      Management's Discussion of
           Fund Performance . . . . . . . . . . . . . . . . . . . .          Inapplicable

6.       Capital Stock and
           Other Securities . . . . . . . . . . . . . . . . . . . .          How to Purchase and
                                                                             Redeem Shares; Dividends
                                                                             and Distributions;
                                                                             Taxes; Other Information
                                                                             Concerning the Fund
                                                                             and Its Shares

7.       Purchase of Securities
           Being Offered  . . . . . . . . . . . . . . . . . . . . .          How to Purchase and
                                                                             Redeem Shares

8.       Redemption or Repurchase . . . . . . . . . . . . . . . . .          How to Purchase and
                                                                             Redeem Shares

9.       Pending Legal Proceedings  . . . . . . . . . . . . . . . .          Inapplicable

                             CROSS REFERENCE SHEET
                             ---------------------
                       (Investor A and Investor B Shares)

                        The ARCH Equity Income Portfolio
                   The ARCH National Municipal Bond Portfolio
              The ARCH Short-Intermediate Corporate Bond Portfolio


Form N-1A Part A Item                                                        Prospectus Caption
---------------------                                                        ------------------
1.       Cover Page . . . . . . . . . . . . . . . . . . . . . . . .          Cover Page

2.       Synopsis . . . . . . . . . . . . . . . . . . . . . . . . .          Expense Summary
                                                                             for Investor A and Investor B Shares

3.       Condensed Financial
           Information  . . . . . . . . . . . . . . . . . . . . . .          Certain Financial
                                                                             Information; Financial
                                                                             Highlights; Yields and Total Returns

4.       General Description
           of Registrant  . . . . . . . . . . . . . . . . . . . . .          Highlights; Investment
                                                                             Objectives, Policies and
                                                                             Risk Considerations;
                                                                             Other Information Concerning
                                                                             the Fund and Its Shares

5.       Management of the Fund . . . . . . . . . . . . . . . . . .          Management of the Fund

5A.      Management's Discussion of
           Fund Performance . . . . . . . . . . . . . . . . . . . .          Inapplicable

6.       Capital Stock and
           Other Securities . . . . . . . . . . . . . . . . . . . .          How to Purchase and
                                                                             Redeem Shares; Dividends
                                                                             and Distributions;
                                                                             Taxes; Other Information
                                                                             Concerning the Fund
                                                                             and Its Shares

7.       Purchase of Securities
           Being Offered  . . . . . . . . . . . . . . . . . . . . .          How to Purchase and
                                                                             Redeem Shares

8.       Redemption or Repurchase . . . . . . . . . . . . . . . . .          How to Purchase and
                                                                             Redeem Shares

9.       Pending Legal Proceedings  . . . . . . . . . . . . . . . .          Inapplicable

                             CROSS REFERENCE SHEET
                             ---------------------
                             (Institutional Shares)

                        The ARCH Equity Income Portfolio
              The ARCH Short-Intermediate Corporate Bond Portfolio


Form N-1A Part A Item                                                        Prospectus Caption
---------------------                                                        ------------------
1.       Cover Page . . . . . . . . . . . . . . . . . . . . . . . .          Cover Page

2.       Synopsis . . . . . . . . . . . . . . . . . . . . . . . . .          Expense Summary
                                                                             for Institutional Shares

3.       Condensed Financial
           Information  . . . . . . . . . . . . . . . . . . . . . .          Certain Financial
                                                                             Information; Financial
                                                                             Highlights; Yields and Total Returns

4.       General Description
           of Registrant  . . . . . . . . . . . . . . . . . . . . .          Highlights; Investment
                                                                             Objectives, Policies and
                                                                             Risk Considerations;
                                                                             Other Information Concerning
                                                                             the Fund and Its Shares

5.       Management of the Fund . . . . . . . . . . . . . . . . . .          Management of the Fund

5A.      Management's Discussion of
           Fund Performance . . . . . . . . . . . . . . . . . . . .          Inapplicable

6.       Capital Stock and
           Other Securities . . . . . . . . . . . . . . . . . . . .          How to Purchase and
                                                                             Redeem Shares; Dividends
                                                                             and Distributions;
                                                                             Taxes; Other Information
                                                                             Concerning the Fund
                                                                             and Its Shares

7.       Purchase of Securities
           Being Offered  . . . . . . . . . . . . . . . . . . . . .          How to Purchase and
                                                                             Redeem Shares

8.       Redemption or Repurchase . . . . . . . . . . . . . . . . .          How to Purchase and
                                                                             Redeem Shares

9.       Pending Legal Proceedings  . . . . . . . . . . . . . . . .          Inapplicable

                             THE ARCH FUND(R), INC.

                        THE ARCH EQUITY INCOME PORTFOLIO
                   THE ARCH NATIONAL MUNICIPAL BOND PORTFOLIO
              THE ARCH SHORT-INTERMEDIATE CORPORATE BOND PORTFOLIO


                                  TRUST SHARES

        The ARCH Fund, Inc. is an open-end management investment company authorized to issue Shares in fifteen investment portfolios. This Prospectus describes the Trust Shares of THE ARCH EQUITY INCOME, NATIONAL MUNICIPAL BOND AND SHORT-INTERMEDIATE CORPORATE BOND PORTFOLIOS. Trust Shares are offered to financial institutions acting on their own behalf or on behalf of certain qualified accounts.

        THE ARCH EQUITY INCOME PORTFOLIO'S investment objective is to seek to provide an above-average level of income consistent with long-term capital appreciation. Under normal market and economic conditions, the Portfolio intends to invest substantially all of its assets in common stock, preferred stock, rights, warrants and securities convertible into common stock.

        THE ARCH NATIONAL MUNICIPAL BOND PORTFOLIO'S investment objective is to seek as high a level of current income exempt from regular federal income tax as is consistent with conservation of capital. Under normal market and economic conditions, the Portfolio intends to invest substantially all of its assets in investment-grade debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their respective political subdivisions, agencies, instrumentalities and authorities the interest on which, in the opinion of bond counsel or counsel to the issuer, is exempt from regular federal income tax.

        THE ARCH SHORT-INTERMEDIATE CORPORATE BOND PORTFOLIO'S investment objective is to seek as high a level of current income as is consistent with preservation of capital. Under normal market and economic conditions, the Portfolio intends to invest at least 65% of its assets in non- convertible corporate debt obligations.

        Mississippi Valley Advisors Inc. ("MVA" or the "Adviser"), a wholly-owned subsidiary of Mercantile Bank of St. Louis National Association ("Mercantile") acts as investment adviser for the Portfolios; Mercantile serves as custodian; BISYS Fund Services Ohio, Inc. (the "Administrator") serves as administrator; and BISYS Fund Services (the "Distributor") serves as sponsor and distributor.

        This Prospectus sets forth concisely certain information about the Portfolios that prospective investors should know before investing. Investors should read this Prospectus and retain it for future reference. Additional information about the Portfolios, contained in a Statement of Additional Information dated __________, 1996, has been filed with the Securities and Exchange Commission and is incorporated by reference in its entirety into this Prospectus. An investor may obtain the Statement of Additional Information without charge by writing the Fund at P.O. Box 78069, St. Louis, Missouri 63178 or by calling 1-800-551-3731.

        Portfolio Shares are not bank deposits, are not federally insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency, and are not the obligations of or guaranteed or otherwise supported by any bank. An investment in the Portfolios involves investment risk, including possible loss of principal.

                             ______________________

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             ________________, 1996

                                   HIGHLIGHTS

        The ARCH Fund, Inc. (the "Fund") is an open-end management investment company (commonly known as a mutual fund) registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers investment opportunities in fifteen investment portfolios. This Prospectus relates to three of those portfolios: THE ARCH EQUITY INCOME, NATIONAL MUNICIPAL BOND AND SHORT-INTERMEDIATE CORPORATE BOND PORTFOLIOS (the "Portfolios"). In addition, the Fund offers investment opportunities in the ARCH Money Market, Treasury Money Market, Growth & Income Equity, Emerging Growth, Government & Corporate Bond, U.S. Government Securities, Balanced, International Equity, Short-Intermediate Municipal, Tax-Exempt Money Market, Missouri Tax-Exempt Bond and Kansas Tax-Exempt Bond Portfolios, which are described in separate Prospectuses. Each Portfolio represents a separate pool of assets with different investment objectives and policies (as described below under "Investment Objectives, Policies and Risk Considerations"). MVA serves as Adviser, Mercantile as Custodian, BISYS Fund Services Ohio, Inc. as Administrator, and BISYS Fund Services as sponsor and Distributor. (For information on expenses, fee waivers and services, see "Certain Financial Information," and "Management of the Fund.")

        The following information generally describes the Portfolios and their investment objectives. There can be no assurance that the Portfolios will be able to achieve their investment objectives.

        The Equity Income Portfolio is designed for investors who seek an above-average level of income consistent with long-term capital appreciation, and who are prepared to accept the risks associated with an investment in equity securities.

        The National Municipal Bond Portfolio is designed for investors who seek current income that is exempt from regular federal income tax and relative stability of principal.

        The Short-Intermediate Corporate Bond Portfolio is designed for investors who seek higher current income than is typically offered by money market funds with less principal volatility than is normally associated with a long-term bond fund.

        Investors should note that one or more of the Portfolios may, subject to their investment policies and limitations, purchase variable and floating rate instruments, enter into repurchase agreements and reverse repurchase agreements, make securities loans, acquire the securities of foreign issuers, invest in options and futures, and make limited investments in illiquid securities and securities issued by other investment companies. These investment practices involve investment risks of varying degrees. In addition, each Portfolio may engage in short-term trading, which may also involve greater risk and increase the Portfolio's expenses. The National Municipal Bond Portfolio may also, under certain unusual market or economic conditions, make limited investments in securities the income on which may be subject to federal income tax. See "Investment Objectives, Policies and Risk Considerations" below and the Statement of Additional Information under "Investment Objectives and Policies".

        The Fund offers investors the opportunity to invest in a variety of professionally managed investments without having to become involved with detailed management, accounting and safekeeping procedures normally related to direct investments in securities. The Fund also offers the economic advantages of block trading in securities and the availability of a family of fifteen mutual funds should your investment goals change.

        This Prospectus describes the Trust Shares of the Portfolios. For information on purchasing, exchanging or redeeming Trust Shares of the Portfolios, please see "How to Purchase and Redeem Shares" below.

                         CERTAIN FINANCIAL INFORMATION

        Shares of the Equity Income Portfolio have been classified into four classes of Shares -- Trust Shares, Institutional Shares, Investor A Shares and Investor B Shares; Shares of the National Municipal Bond Portfolio have been classified into three classes of Shares -- Trust Shares, Investor A Shares and Investor B Shares; and Shares of the Short-Intermediate Corporate Bond Portfolio have been classified into three classes of Shares -- Trust Shares, Institutional Shares and Investor A Shares. Shares of each class in a Portfolio represent equal, pro rata interests in the investments held by that Portfolio and are identical in all respects, except that Shares of each class bear separate distribution and/or shareholder administrative servicing fees and certain other operating expenses, and enjoy certain exclusive voting rights on matters relating to these fees. (See "Other Information Concerning the Fund and Its Shares" and "Management of the Fund -- Administrative Services Plan" below.) As a result of payments for distribution and/or shareholder administrative servicing fees and certain other operating expenses that may be made in differing amounts, the net investment income of Trust Shares, Institutional Shares, Investor A Shares and/or Investor B Shares in a Portfolio can be expected, at any given time, to be different.

                              EXPENSE SUMMARY FOR
                                  TRUST SHARES


                                                                      NATIONAL            SHORT-INTERMEDIATE
                                          EQUITY INCOME            MUNICIPAL BOND            CORPORATE BOND
                                            PORTFOLIO                 PORTFOLIO                PORTFOLIO
                                          -------------            --------------         ------------------


SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on
  Purchases (as a percentage of
  offering price)                             0.00%                     0.00%                    0.00%

ANNUAL PORTFOLIO OPERATING
 EXPENSES
 (as a percentage of average
 net assets)
 Investment Advisory Fees (net
   of fee waivers)1                           0.00%                     0.00%                    0.00%
 12b-1 Fees                                   0.00%                     0.00%                    0.00%
 Other Expenses (including
   administration fees,
   administrative services fees
   and other expenses) (net
   of fee waivers and expense
   reimbursements)2,3                          .20%                      .20%                     .21%
                                              ----                      ----                     ----
TOTAL PORTFOLIO OPERATING
   EXPENSES (net of fee
   waivers and expense
   reimbursements)3                            .20%                      .20%                     .21%
                                              =====                     =====                    =====

--------------------

1 Without fee waivers, advisory fees for the Equity Income, National Municipal Bond and Short- Intermediate Corporate Bond Portfolios would be .75%, .55% and .55%, respectively.

2 Without fee waivers, administration fees for each Portfolio would be 0.20%. Administrative services fees are payable at an annual rate not to exceed 0.30%.

3 Without fee waivers and expense reimbursements, Other Expenses would be .30%, .30% and .31% and Total Portfolio Operating Expenses would be 1.05%, .85% and .86% for the Equity Income, National Municipal Bond and Short-Intermediate Corporate Bond Portfolios, respectively.

Example

You would pay the following
 expenses on a $1,000 investment,
 assuming (1) a 5% annual return
 and (2) redemption at the end of
 each period:                                     1 YEAR        3 YEARS
                                                  ------        -------
   Equity Income Portfolio  . . . . . . .         $2            $6
   National Municipal Bond Portfolio  . .         $2            $6
   Short-Intermediate Corporate
   Bond Portfolio   . . . . . . . . . . .         $2            $7

         THE FOREGOING SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN. THE PORTFOLIOS ARE NEW AND ACTUAL OPERATING EXPENSES AND INVESTMENT RETURN MAY BE MORE OR LESS THAN THOSE SHOWN. Information about the actual performance of the Portfolios will be contained in the Fund's future Annual Reports to Shareholders, which may be obtained without charge when they become available by contacting the Fund at the address or telephone number provided on the cover page of this Prospectus.

         The purpose of the foregoing tables is to assist in understanding the various costs and expenses that an investor in the Portfolios' Trust Shares will bear directly or indirectly. The tables, which have not been audited by the Fund's independent auditors, reflect the expenses which the Portfolios expect to incur during the next twelve months on their Trust Shares. For more complete descriptions of the various costs and expenses, see "Management of the Fund" in this Prospectus and the Statement of Additional Information. The Tables and Examples do not reflect any charges that may be imposed by financial institutions on their customers.

            INVESTMENT OBJECTIVES, POLICIES AND RISK CONSIDERATIONS


         The investment objective of a Portfolio may not be changed without the affirmative vote of a majority of the outstanding Shares of the Portfolio. Although management will use its best efforts to achieve the investment objective of each Portfolio, there can be no assurance that it will be able to do so.

THE EQUITY INCOME PORTFOLIO

         The Equity Income Portfolio's investment objective is to seek to provide an above-average level of income consistent with long-term capital appreciation. In pursuing its investment objective, the Portfolio intends to invest, under normal market and economic conditions, substantially all of its assets in common stock, preferred stock, rights, warrants, and securities convertible into common stock. The Adviser will select stocks based on a number of quantitative factors, including dividend yield, current and future earnings potential compared to stock prices, total return potential and other measures of value, such as cash flow, asset value or book value, if appropriate. Stocks purchased for the Portfolio generally will be listed on a national securities exchange or will be unlisted securities with an established over-the-counter market. A convertible security may be purchased for the Portfolio when, in the Adviser's opinion, the price and yield of the convertible security is favorable as compared to the price and yield of the common stock. The stocks or securities in which the Portfolio invests may be expected to produce an above average level of income (as measured by the Standard & Poor's 500 Index). In general, the Portfolio's stocks and other securities will be diversified over a number of industry groups in an effort to reduce the risks inherent in such investments.

         The Portfolio may indirectly invest in foreign securities through the purchase of American Depository Receipts ("ADRs") and European Depository Receipts ("EDRs") but will not do so if, immediately after and as a result of the purchase, the value of ADRs and EDRs would exceed 15% of the Portfolio's total assets. (For further information, see "Other Applicable Policies -- Foreign Securities" below and the Statement of Additional Information under "Investment Objectives and Policies -- ADRs and EDRs.")

         The Portfolio reserves the right to hold as a temporary defensive measure up to 100% of its total assets in cash and short-term obligations (having remaining maturities of 13 months or less) at such times and in such proportions as, in the opinion of the Adviser, prevailing market or economic conditions warrant. Short-term obligations in which the Portfolio may invest include money market instruments, such as commercial paper and bank obligations, obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements.

THE NATIONAL MUNICIPAL BOND PORTFOLIO

         The National Municipal Bond Portfolio's investment objective is to seek as high a level of current income exempt from regular federal income tax as is consistent with conservation of capital. In pursuing its investment objective, the Portfolio intends to invest, under normal market and economic conditions, substantially all of its assets in investment-grade debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their respective political subdivisions, agencies, instrumentalities and authorities the interest on which, in the opinion of bond counsel or counsel to the issuer, is exempt from regular federal income tax (collectively, "Municipal Obligations"). As a matter of fundamental policy, under normal market and economic conditions at least 80% of the Portfolio's total assets will be invested in Municipal Obligations, primarily, bonds (at least 65% under normal market conditions).

         The Portfolio may purchase Municipal Obligations that are rated at the time of purchase in one of the four highest rating categories assigned by one or more unaffiliated nationally recognized statistical rating organizations ("Rating Agencies") or in unrated Municipal Obligations deemed by the Adviser to be of comparable quality. Under normal market and economic conditions, however, the Portfolio intends to invest at least 65% of its assets in Municipal Obligations rated at the time of purchase in one of the three highest rating categories assigned by one or more Rating Agencies (or unrated Municipal Obligations determined to be of comparable quality). Securities that are rated in the lowest of the four highest rating categories are considered to have speculative characteristics, even though they are of investment-grade quality, and will be purchased (and retained) only if the Adviser believes that the issuers have an adequate capacity to pay interest and repay principal. Unrated obligations will be purchased only if they are considered by the Adviser to be at least comparable in quality at the time of purchase to instruments within the rating categories listed above. Municipal Obligations purchased by the Portfolio whose ratings are subsequently downgraded below the four highest rating categories of a Rating Agency will be disposed of in an orderly manner, normally within 30 to 60 days. The applicable ratings issued by the Rating Agencies are described in the Appendix to the Statement of Additional Information.

         In addition, the Portfolio may from time to time during temporary defensive periods, invest in taxable obligations in such proportions as, in the opinion of the Adviser, prevailing market or economic conditions warrant. Such instruments may include obligations of the U.S. Government, its agencies or instrumentalities and debt securities (including commercial paper) of issuers having, at the time of purchase, a quality rating within the two highest rating categories by a Rating Agency. The Portfolio does not intend to invest in taxable obligations under normal market conditions.

         During temporary defensive periods or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable, the Portfolio may also hold uninvested cash reserves which do not earn income pending investment. There is no percentage limitation on the amount of assets that may be held uninvested during these temporary defensive periods. The Portfolio does not intend to hold uninvested cash reserves under normal market conditions.

         The Portfolio's average dollar-weighted maturity will vary in light of current market and economic conditions, the comparative yields on instruments with different maturities, and other factors.

THE SHORT-INTERMEDIATE CORPORATE BOND PORTFOLIO

         The Short-Intermediate Corporate Bond Portfolio's investment objective is to seek as high a level of current income as is consistent with preservation of capital. In pursuing its investment objective, the Portfolio intends to invest, under normal market and economic conditions, at least 65% of its assets in non-convertible corporate debt obligations, which shall mean obligations of
(i) domestic or foreign business corporations, or (ii) agencies, instrumentalities or authorities which are organized in corporate form by one or more states or political subdivisions in the United States or one or more foreign governments. The Portfolio may also invest in obligations issued or guaranteed by the U.S. or foreign governments, their agencies or instrumentalities, and asset-backed securities, including various collateralized mortgage obligations and other mortgage-related securities. In making investment decisions, the Adviser will consider a number of factors including current yield, maturity, yield to maturity, anticipated changes in interest rates, and the overall quality of the investment. The Portfolio seeks to provide a current yield greater than that generally available from money market instruments.

         The Portfolio may purchase debt securities which are rated at the time of purchase in one of the four highest rating categories assigned by one or more Rating Agencies or in unrated debt securities deemed by the Adviser to be of comparable quality. Under normal market and economic conditions, however, the Portfolio intends to invest at least 65% of its assets in debt obligations rated in one of the three highest rating categories assigned by one or more Rating Agencies (or unrated debt obligations determined to be of comparable quality). Securities that are rated in the lowest of the four highest rating categories have speculative characteristics, even though they are of investment-grade quality, and such securities will be purchased (and retained) only if the Adviser believes that the issuers have an adequate capacity to pay interest and repay principal. Unrated debt securities will be purchased only if they are considered by the Adviser to be at least comparable in quality at the time of purchase to instruments within the rating categories listed above. Debt securities purchased by the Portfolio whose ratings are subsequently downgraded below the four highest rating categories of a Rating Agency will be disposed of in an orderly manner, normally within 30 to 60 days. The applicable ratings issued by the Rating Agencies are described in the Appendix to the Statement of Additional Information.

         The Portfolio reserves the right to hold as a temporary defensive measure up to 100% of its total assets in cash and short-term obligations (having remaining maturities of 13 months or less) at such times and in such proportions as, in the opinion of the Adviser, prevailing market or economic conditions warrant. Short-term obligations in which the Portfolio may invest include money market instruments, such as commercial paper and bank obligations, obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements.

         The Portfolio's average weighted maturity will be between two and five years and will vary in light of current market and economic conditions, the comparative yields on instruments with different maturities, and other factors.

OTHER APPLICABLE POLICIES

         U.S. GOVERNMENT OBLIGATIONS. Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns Shares of a Portfolio. Examples of the types of U.S. Government obligations that may be held by the Portfolios, subject to their investment objectives and policies, include, in addition to U.S. Treasury bonds, notes and bills, the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Resolution Trust Corporation, and Maritime Administration. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. There is no assurance that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

         STRIPPED GOVERNMENT SECURITIES. To the extent consistent with their respective investment policies, the Portfolios may invest in bills, notes and bonds (including zero coupon bonds) issued by the U.S. Treasury, as well as "stripped" U.S. Treasury obligations offered under the Separate Trading of Registered Interest and Principal Securities ("STRIPS") program or Coupon Under Bank-Entry Safekeeping ("CUBES") program or other stripped securities issued directly by agencies or instrumentalities of the U.S. Government. STRIPS and CUBES represent either future interest or principal payments and are direct obligations of the U.S. Government that clear through the Federal Reserve System. The Short-Intermediate Corporate Bond Portfolio may also purchase U.S. Treasury and agency securities that are stripped by brokerage firms and custodian banks and sold under proprietary names. These stripped securities are resold in custodial receipt programs with a number of different names (such as TIGRs and CATS) and are not considered government securities for purposes of the 1940 Act. Stripped securities are issued at a discount to their "face value" and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The Adviser will consider the liquidity needs of a Portfolio when any investments in zero coupon obligations or other principal-only obligations are made.

         MONEY MARKET INVESTMENTS. Under certain circumstances described above, each Portfolio may purchase "money market instruments," including commercial paper and bank obligations.

         Investment by the Portfolios in taxable or tax-exempt commercial paper will consist of issues that are rated at the time of purchase in one of the two highest rating categories assigned by a Rating Agency or, if unrated, deemed to be of comparable quality by the Adviser at the time of purchase. Commercial paper may include variable and floating rate instruments. See "Other Applicable Policies -- Variable and Floating Rate Instruments" below.

         Bank obligations include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits of U.S. or foreign banks, having total assets at the time of purchase in excess of $1 billion. Although the Portfolios will invest in obligations of foreign banks or foreign branches of U.S. banks only when the Adviser determines that the instrument presents minimal credit risks, such investments nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks. See "Other Applicable Policies - - Foreign Securities" below. Investments in the obligations of foreign banks or foreign branches of U.S. banks will not exceed 25% of a particular Portfolio's total assets at the time of purchase.

         REPURCHASE AGREEMENTS. Under certain circumstances described above and subject to their respective investment policies, the Portfolios, other than the National Municipal Bond Portfolio, may agree to purchase U.S. Government securities from financial institutions such as banks and broker-dealers, subject to the seller's agreement to repurchase them at a mutually agreed-upon date and price ("repurchase agreements"). The Portfolio will enter into repurchase agreements only with financial institutions such as banks and broker-dealers that the Adviser believes to be creditworthy. During the term of any repurchase agreement, the Adviser will continue to monitor the creditworthiness of the seller and will require the seller to maintain the value of the securities subject to the agreement at not less than 102% of the repurchase price (including accrued interest). Default by a seller could expose the Portfolio to possible loss because of adverse market action or possible delay in disposing of the underlying obligations. Because of the seller's repurchase obligations, the securities subject to repurchase agreements do not have maturity limitations. Although the Portfolio presently does not intend to enter into repurchase agreements providing for settlement in more than seven days, the Portfolio does have the authority to do so subject to its limitation on the purchase of illiquid securities described below. Repurchase agreements are considered to be loans under the 1940 Act. The income on repurchase agreements may be taxable to investors at the state or local level. (See "Taxes.")

         REVERSE REPURCHASE AGREEMENTS. Subject to their respective investment policies and limitations, the Portfolios, other than the National Municipal Bond Portfolio, may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, the Portfolio would sell portfolio securities to financial institutions such as banks and broker-dealers and agree to repurchase them at an agreed upon date and price. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price which the Portfolio is obligated to pay. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the 1940 Act.

         SECURITIES LENDING. To increase return or offset expenses, each Portfolio may, from time to time, lend portfolio securities to broker- dealers, banks or institutional borrowers pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral for such loans may include cash, securities of the U.S. Government, or its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank that has at least $1.5 billion in total assets, or any combination thereof. The collateral must be valued daily, and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lending Portfolio. By lending its securities, a Portfolio can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. Government securities are used as collateral. In accordance with current Securities and Exchange Commission ("SEC") policies, each Portfolio is currently limiting its securities lending to 33-1/3% of its aggregate net assets. Loans are subject to termination by a Portfolio or the borrower at any time.

         OPTIONS. The Equity Income and Short-Intermediate Corporate Bond Portfolios may purchase put and call options listed on a national securities exchange and issued by the Options Clearing

Corporation in an amount not exceeding 10% of their respective net assets. Such options may relate to particular securities or to various stock or bond indices. Purchasing options is a specialized investment technique which entails a substantial risk of a complete loss of the amounts paid as premiums to the option writer. Such transactions will be entered into only as a hedge against fluctuations in the value of securities which a Portfolio holds or intends to purchase.

         These Portfolios may also write covered call options. A covered call option is an option to acquire a security that a Portfolio owns or has the right to acquire during the option period. Such options will be listed on a national securities exchange and issued by the Options Clearing Corporation.

         The aggregate value of the securities subject to covered call options written by a Portfolio will not exceed 25% of the value of its net assets. In order to close out an option position, a Portfolio may enter into a "closing purchase transaction" -- the purchase of a covered call option on the same security with the same exercise price and expiration date as the option which the Portfolio previously wrote. By writing a covered call option, a Portfolio forgoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit and it is not able to sell the underlying security until the option expires, is exercised, or the Portfolio effects a closing purchase transaction by purchasing an option of the same series. The use of covered call options will not be a primary investment technique of either Portfolio. (For additional information relating to option trading practices, including particular risks, see the Statement of Additional Information and Appendix B thereof.)

         FUTURES CONTRACTS AND RELATED OPTIONS. The Equity Income and Short-Intermediate Corporate Bond Portfolios may invest in futures contracts and options on futures contracts to the extent permitted by the Commodity Futures Trading Commission ("CFTC") and the SEC. Such transactions, including stock or bond index futures contracts, or options thereon, act as a hedge to protect a Portfolio from fluctuations in the value of its securities caused by anticipated changes in interest rate or market conditions without necessarily buying or selling the securities. Hedging is a specialized investment technique that entails skills different from other investment management. The Adviser may also consider such transactions to be economically appropriate for the reduction of risk inherent in the ongoing management of a Portfolio. A stock or bond index futures contract is an agreement in which one party agrees to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value (which assigns relative values to the common stock or bonds included in the index) at the close of the last trading day of the contract and the price at which the agreement is originally made. No physical delivery of the underlying stock or bond in the index is contemplated. Similarly, it may be in the best interest of a Portfolio to purchase or sell interest rate futures contracts, or options thereon, which provide for the future delivery of specified fixed income securities.

         The purchase and sale of futures contracts or related options will not be a primary investment technique of any Portfolio. Neither the Equity Income Portfolio nor Short-Intermediate Corporate Bond Portfolio will purchase or sell futures contracts (or related options thereon) for hedging purposes if, immediately after purchase, the aggregate initial margin deposits and premiums paid by a Portfolio on its open futures and options positions exceeds 5% of the liquidation value of the Portfolio, after taking into account any unrealized profits and unrealized losses on any such futures or related options contracts into which it has entered. (For a more detailed description of futures contracts and related options, see the Statement of Additional Information and Appendix B thereof.)

         ASSET-BACKED SECURITIES. The Short-Intermediate Corporate Bond Portfolio may purchase asset-backed securities (i.e., securities backed by mortgages, installment sale contracts, corporate receivables, credit card receivables or other assets) that are issued by entities such as the GNMA, FNMA, FHLMC and private issuers such as commercial banks, financial companies, finance subsidiaries of industrial companies, savings and loan associations, mortgage banks, and investment banks. To the extent that the Portfolio invests in asset-backed securities issued by companies that are investment companies under the 1940 Act, such acquisitions will be subject to the percentage limitations prescribed by the 1940 Act. (See "Other Applicable Policies -- Securities of Other Investment Companies" below.)

         Presently there are several types of mortgage-backed securities, including guaranteed mortgage pass-through certificates, which provide the holder with a pro rata interest in the underlying mortgages, and collateralized mortgage obligations ("CMOs"), which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be subject to greater volatility and interest-rate risk than other types of mortgage-backed securities. The average life of asset-backed securities varies with the underlying instruments or assets and market conditions, which in the case of mortgages have maximum maturities of forty years. The average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgages underlying the securities as the result of unscheduled principal payments and mortgage prepayments. The relationship between mortgage prepayment and interest rates may give some high-yielding mortgage-backed securities less potential for growth in value than conventional bonds with comparable maturities. In addition, in periods of falling interest rates, the rate of mortgage prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by the Short-Intermediate Corporate Bond Portfolio will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. When interest rates rise, the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities. Because of these and other reasons, an asset-backed security's total return may be difficult to predict precisely.

         In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage-backed securities arising primarily from the nature of the underlying assets (i.e., credit card and automobile loan receivables as opposed to real estate mortgages). For example, credit card receivables are generally unsecured and the repossession of automobiles and other personal property upon the default of the debtor may be difficult or impracticable in some cases.

         TYPES OF MUNICIPAL OBLIGATIONS. The two principal classifications of Municipal Obligations that may be held by the National Municipal Bond Portfolio are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Municipal Obligations may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of a moral obligation bond is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

         Municipal Obligations include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities. Private activity bonds issued by or on behalf of public authorities to finance various privately operated facilities are considered Municipal Obligations. Interest on private activity bonds, although free of regular federal income tax, may be an item of tax preference for purposes of the federal alternative minimum tax.

         The National Municipal Bond Portfolio may acquire zero coupon obligations, which may have greater price volatility than coupon obligations and which will not result in payment of interest until maturity. Also included within the general category of Municipal Obligations are participation certificates in leases, installment purchase contracts, or conditional sales contracts ("lease obligations") entered into by state or political subdivisions to finance the acquisition or construction of equipment, land, or facilities. Although lease obligations do not constitute general obligations of the issuer for which the lessee's unlimited taxing power is pledged, certain lease obligations are backed by the lessee's covenant to appropriate money to make the lease obligation payments. However, under certain lease obligations, the lessee has no obligation to make these payments in future years unless money is appropriated on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. These securities represent a relatively new type of financing and may not be as marketable as more conventional securities. To the extent these securities are illiquid, they are subject to the Portfolio's applicable limitation on illiquid securities described below.

         Municipal Obligations purchased by the National Municipal Bond Portfolio may be backed by letters of credit or guarantees issued by domestic or foreign banks and other financial institutions which are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or a guarantee with respect to a Municipal Obligation held by the Portfolio could have an adverse effect on the Portfolio's investment portfolio and the value of its shares. Foreign letters of credit and guarantees involve certain risks in addition to those of domestic obligations, including less stringent reserve requirements and different accounting, auditing and recordkeeping requirements.

         Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance, and opinions relating to the validity and the tax-exempt statue of payments received by the National Municipal Bond Portfolio from tax-exempt derivative securities are rendered by counsel to the respective sponsors of such securities. The National Municipal Bond Portfolio and its Adviser will rely on such opinions and will not review independently the underlying proceedings relating to the issuance of Municipal Obligations, the creation of any tax-exempt derivative security, or the basis for such opinions.

         VARIABLE AND FLOATING RATE INSTRUMENTS. Each Portfolio may purchase rated or unrated variable and floating rate instruments. These instruments may include variable rate master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. Unrated instruments purchased by a Portfolio will be determined by the Adviser to be of comparable quality at the time of purchase to rated instruments that may be purchased. The absence of an active secondary market for a particular variable or floating rate instrument, however, could make it difficult for a Portfolio to dispose of an instrument if the issuer were to default on its payment obligation. A Portfolio could, for these or other reasons, suffer a loss with respect to such instruments.

         SECURITIES OF OTHER INVESTMENT COMPANIES. Under certain circumstances described above and subject to its investment policies, each Portfolio may invest in securities issued by other investment companies which invest in securities in which the Portfolio is permitted to invest and which determine their net asset value per share based on the amortized cost or penny-rounding method. Each Portfolio may invest in securities of other investment companies within the limits prescribed by the 1940 Act, which include, subject to certain exceptions, a prohibition on a Portfolio investing more than 10% of the value of its total assets in such securities. Investment companies in which a Portfolio may invest may impose a sales or distribution charge in connection with the purchase or redemption of their Shares as well as other types of commissions or charges. Such charges will be payable by the Portfolio and, therefore, will be borne indirectly by its shareholders. To the extent that a Portfolio may invest in securities of other investment companies, the Fund and the Adviser will ensure that there will be no duplication of advisory fees. If necessary to accomplish this, the Adviser will rebate its advisory fee to the Fund. (See the Statement of Additional Information under "Investment Objectives and Policies -- Securities of Other Investment Companies.")

         WHEN-ISSUED PURCHASES, FORWARD COMMITMENTS AND DELAYED SETTLEMENTS. Each Portfolio may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. Additionally, the National Municipal Bond Portfolio may purchase or sell securities on a "delayed settlement" basis. When-issued and forwarded commitment transactions involve a commitment by a Portfolio to purchase or sell securities at a stated price and yield with settlement beyond the normal settlement date. Such transactions permit a Portfolio to lock-in a price or yield on a security, regardless of future changes in interest rates. Delayed settlement refers to a transaction in the secondary market that will settle some time in the future. These transactions involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the value of the security to be sold increases prior to the settlement date. Each Portfolio expects that these transactions will not exceed 25% of the value of its total assets (at the time of purchase) under normal market conditions. No Portfolio intends to engage in such transactions for speculative purposes but only for the purpose of acquiring portfolio securities.

         STAND-BY COMMITMENTS. The National Municipal Bond Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held by it. Under a stand-by commitment, a dealer agrees to purchase, at the Portfolio's option, specified Municipal Obligations at a specified price. The National Municipal Bond Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The Portfolio expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Portfolio may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield otherwise available for the same securities). Stand-by commitments acquired by the Portfolio will be valued at zero in determining the Portfolio's net asset value.

         TAX-EXEMPT DERIVATIVES. The National Municipal Bond Portfolio may hold tax-exempt derivatives which may be in the form of tender option bonds, participations, beneficial interests in a trust, partnership interests or other forms. The Adviser expects that less than 5% of the National Municipal Bond Portfolio's assets will be invested in such securities during the current year. (See the Statement of Additional Information under "Investment Objectives and Policies -- Tax-Exempt Derivatives.")

         ILLIQUID SECURITIES. A Portfolio will not knowingly invest more than 15% of the value of its net assets in illiquid securities. Repurchase agreements that do not provide for settlement within seven days, time deposits maturing in more than seven days, and securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act") but that may be purchased by institutional buyers pursuant to SEC Rule 144A are subject to this 15% limit (unless the Adviser, pursuant to guidelines established by the Fund's Board of Directors, determines that a liquid market exists).

         FOREIGN SECURITIES. Investments made in foreign securities, whether made directly or indirectly, involve certain inherent risks, such as future political and economic developments, the possible imposition of foreign withholding tax on the interest income payable on such instruments, the possible establishment of foreign controls, the possible seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect payment of interest or principal. In the event of a default by the issuer of a foreign security, it may be more difficult to obtain or enforce a judgment against such issuer than it would against a domestic issuer. In addition, foreign banks and foreign branches of U.S. banks are subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks.

         ADDITIONAL RISKS AND OTHER CONSIDERATIONS. Generally, the market value of fixed income securities, such as Municipal Obligations and other debt securities, can be expected to vary inversely to changes in prevailing interest rates. During periods of declining interest rates, the market value of investment portfolios comprised primarily of fixed income securities, such as the National Municipal Bond and Short-Intermediate Corporate Bond Portfolios, will tend to increase, and during periods of rising interest rates, the market value will tend to decrease. In addition, during periods of declining interest rates, the yields of investment portfolios comprised primarily of fixed income securities will tend to be higher than prevailing market rates and, in periods of rising interest rates, yields will tend to be somewhat lower. Fixed income securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities. Changes in the financial strength of an issuer or changes in the ratings of any particular security may also offset the value of these investments. Fluctuations in the market value of fixed income securities subsequent to their acquisition will not offset cash income from such securities but will be reflected in the Portfolio's net asset value.

         Although the National Municipal Bond Portfolio may invest 25% or more of its total assets in (i) Municipal Obligations whose issuers are in the same state, and (ii) Municipal Obligations the interest on which is paid solely from revenues of similar projects, it does not presently intend to do so unless, in the opinion of the Adviser, the investment is warranted. The National Municipal Bond Portfolio's ability to achieve its investment objective is dependent upon the ability of issuers of

Municipal Obligations to meet their continuing obligations for the payment of principal and interest. To the extent that the Portfolio's assets are invested in Municipal Obligations that are payable from the revenues of similar projects or, the Portfolio will be subject to the particular risks (including legal and economic conditions) relating to such securities to a greater extent than it would be if its assets were not so concentrated. (See "Investment Objectives and Policies -- Municipal Obligations" in the Statement of Additional Information.)


         PORTFOLIO TURNOVER AND TRANSACTIONS. Although the Portfolios will not normally engage in short-term trading, each Portfolio reserves the right to do so if the Adviser believes that selling a particular security is appropriate in light of the Portfolio's investment objective. Investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses and other transaction costs, which must be borne directly by the Portfolio and ultimately by its shareholders. High portfolio turnover may result in the realization of substantial net capital gains; distributions derived from such gains may be treated as ordinary income for federal income tax purposes. (See "Taxes" in this Prospectus and the Statement of Additional Information.") Although the Portfolios cannot accurately predict their respective annual portfolio turnover rates, such rates are not expected to exceed 100%.

         All orders for transactions in securities or options on behalf of the Portfolios are placed by the Adviser with broker-dealers that it selects. To the extent permitted by the 1940 Act and guidelines adopted by the Fund's Board of Directors, a Portfolio may utilize the Distributor or one or more of its affiliates as a broker in connection with the purchase or sale of securities when the Adviser believes the charge for the transaction does not exceed the usual and customary broker's commission.

                             INVESTMENT LIMITATIONS

         The investment limitations set forth below are fundamental policies and may be changed only by a vote of a majority of the outstanding Shares of a Portfolio. Other investment limitations that also cannot be changed without a vote of shareholders are contained in the Statement of Additional Information under "Investment Objectives and Policies."

         A Portfolio may not:

                 1. Purchase securities of any one issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after and as a result of such investments, more than 5% of the Portfolio's total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be owned by the Portfolio or the Fund, except that up to 25% of the Portfolio's total assets may be invested without regard to such limitations.

                 2. Purchase any securities which would cause 25% or more of the Portfolio's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided, however, that (a) with respect to the National Municipal Bond Portfolio, there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state, territory or possession of the U.S. Government, the District of Columbia, or any of their authorities, agencies, instrumentalities or political subdivisions, and (b) with respect to the Equity Income and Short-Intermediate Corporate Bond Portfolios (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities, and, with respect to the Equity Income Portfolio only, securities issued by domestic banks, thrifts or savings institutions; (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (iii) utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry).

                 3. Borrow money or issue senior securities, except that each Portfolio may borrow from banks and the Short-Intermediate Corporate Bond Portfolio may enter into reverse repurchase agreements, for temporary defensive purposes in amounts not in excess of 10% of the Portfolio's total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the Portfolio's total assets at the time of such borrowing; or purchase securities while its borrowings exceed 5% of its total assets. A Portfolio's transactions in futures and related options (including the margin posted by the Portfolio in connection with such transactions), and securities held in escrow or separate accounts in connection with a Portfolio's investment practices described in this Prospectus or the Statement of Additional Information are not subject to this limitation.

                 4. Make loans, except that (a) each Portfolio may purchase or hold debt instruments, lend portfolio securities and make other investments in accordance with its investment objective and policies and (b) the Short-Intermediate Corporate Bond Portfolio may enter into repurchase agreements.

                 5. Purchase securities on margin, make short sales of securities or maintain a short position, except that (a) this investment limitation shall not apply to a Portfolio's transactions in options, and futures contracts and related options, and (b) a Portfolio may obtain short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities.

         If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting solely from a change in the value of a Portfolio's securities will not constitute a violation of such limitation.

         In order to permit the sale of a Portfolio's Shares in certain states, the Portfolios may make commitments more restrictive than the investment policies and limitations described above. Should the Adviser determine that any such commitment is no longer in the best interests of a Portfolio, it will revoke the commitment by terminating sales of its Shares in the state involved.

                               PRICING OF SHARES


         The Portfolios' respective net asset values per Share are determined by the Administrator as of the close of regular trading hours on the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on each weekday, with the exception of those holidays on which the New York Stock Exchange or the Federal Reserve Bank of St. Louis are closed (a "Business Day"). Currently, one or both of these institutions are closed on the customary national business holidays of New Year's Day, Martin Luther King, Jr. Day, Presidents' Day,
Good Friday, Memorial Day (observed), Independence Day (observed),
Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and
Christmas Day (observed).


         Securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market. Securities traded on only over-the-counter markets are valued on the basis of market values when available. Securities for which there are no transactions are valued at the average of the current bid and asked prices. Other securities, including restricted and other securities for which market quotations are not readily available, and other assets are valued at fair value by the Adviser under the supervision of the Board of Directors. Investments in debt securities with remaining maturities of 60 days or less may be valued based upon the amortized cost method. (For further information about valuation of investments, see "Net Asset Value" in the Statement of Additional Information.)

         The public offering price for each class of Shares is based upon net asset value per Share plus, in the case of Investor A Shares, a front-end sales charge. A class will calculate its net asset value per Share by adding the value of a Portfolio's investments, cash and other assets attributable to the class, subtracting the Portfolio's liabilities attributable to that class, and then dividing the result by the total number of Shares in the class that are outstanding. Because the operating expenses of Investor B Shares are higher than those associated with other classes of Shares, the net asset value per Share of Investor B Shares of a Portfolio which declares its net investment income quarterly will generally be lower than the net asset value per Share of Trust, Institutional or Investor A Shares of the same Portfolio.


                       HOW TO PURCHASE AND REDEEM SHARES

PURCHASE OF SHARES

         Trust Shares are sold to financial institutions, such as banks, trust companies, thrift institutions, mutual funds or other financial institutions (collectively "financial institutions"), acting on their own behalf or on behalf of their qualified fiduciary accounts, employee benefit, retirement plan or other such qualified accounts. Trust Shares are sold to qualified purchasers without a sales charge imposed by the Fund or the Distributor. Generally, investors purchase Trust Shares through a financial institution, which is responsible for transmitting purchase orders directly to the Fund.

         Purchases may be effected on Business Days when the Adviser, Distributor and Mercantile (the Custodian) are open for business. The Fund reserves the right to reject any purchase order, including purchases made with foreign and third party drafts or checks.

         Financial institutions placing orders directly or on behalf of their customers should contact the Fund at 1-800-551-3731.

Investors may also call the Fund for information on how to purchase Shares.

         All shareholders of record will receive confirmations of Share purchases, exchanges and redemptions in the mail. If Shares are held in the name of banks or other financial institutions, such institution is responsible for transmitting purchase, exchange and redemption orders to the Fund on a timely basis, recording all purchase, exchange and redemption transactions, and providing regular account statements which confirm such transactions to beneficial owners. Payment for orders which are not received or accepted will be returned after prompt inquiry to the transmitting financial institution.

         If purchase orders are received in good form and accepted by the Fund prior to 4:00 p.m. (Eastern time) on any Business Day, Trust Shares will be priced according to the net asset value per Share next determined on that day after receipt of the order. Immediately available funds must be received by the Custodian prior to 4:00 p.m. on the next Business Day following receipt of such order. If funds are not received by such date, the order will be cancelled, and notice thereof will be given to the financial institution placing the order.

EXCHANGE PRIVILEGE


         The exchange privilege enables shareholders to exchange Trust Shares of the Portfolios for Trust Shares of another Portfolio offered by the Fund or, under certain circumstances described below, for Investor A Shares of the same Portfolio. Exchanges for Trust Shares in another Portfolio are effected without payment of any exchange or sales charges. In addition, Trust Shares of a Portfolio may be exchanged for Investor A Shares of the same Portfolio in connection with the distribution of assets held in a qualified trust, agency or custodian account with the trust department of Mercantile or any of its affiliated or correspondent banks. The exchanges are made without a sales charge at the net asset value of the respective share class.

         The Fund reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time upon 60 days' written notice to shareholders. An investor may telephone an exchange request by calling his or her financial institution, which is responsible for transmitting such request to the Distributor. (See "Other Exchange or Redemption Information" below.) An investor should consult the financial institution or the Distributor for further information regarding procedures for exchanging Shares.

         In addition to the Portfolios described in this Prospectus, the Fund currently offers Trust Shares in the following Portfolios:

         -   The ARCH Money Market Portfolio
         -   The ARCH Treasury Money Market Portfolio
         -   The ARCH Growth & Income Equity Portfolio
         -   The ARCH Emerging Growth Portfolio
         -   The ARCH Government & Corporate Bond Portfolio
         -   The ARCH U.S. Government Securities Portfolio
         -   The ARCH Balanced Portfolio
         -   The ARCH International Equity Portfolio
         -   The ARCH Short-Intermediate Municipal Portfolio
         -   The ARCH Tax-Exempt Money Market Portfolio
         -   The ARCH Missouri Tax-Exempt Bond Portfolio
         -   The ARCH Kansas Tax-Exempt Bond Portfolio*

         For information concerning these Portfolios, please call
1-800-551-3731. Shareholders exercising the exchange privilege with any of the other Portfolios in the Fund should request and review the Portfolio's Prospectus carefully prior to making an exchange.

REDEMPTION OF SHARES

         Redemption orders should be placed, in writing or by phone, with or through the same financial institution that placed the original purchase order. Redemption orders are effected at a Portfolio's net asset value per Share next determined after receipt of the order by the Fund. The financial institution is responsible for transmitting redemption orders to the Fund on a timely basis. Proceeds from redemptions of Trust Shares of the Portfolios with respect to redemption orders received and accepted by the Fund before 4:00 p.m. (Eastern time) on a Business Day normally are sent electronically to the financial institution that placed the redemption order the next Business Day after the Distributor's receipt of the order in good form. No charge for sending redemption payments electronically is currently imposed by the Fund, although a charge may be imposed in the future. The Fund reserves the right to send redemption proceeds electronically within seven days after receiving a redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect a Portfolio.

         The Transfer Agent may require a signature guarantee by an eligible guarantor institution. For purposes of this policy, the term "eligible guarantor institution" shall include banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings associations as those





__________________________________

*        Expected to commence operations in 1996.

terms are defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. The Transfer Agent reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000. The signature guarantee requirement will be waived if all of the following conditions apply: (1) the redemption check is payable to the shareholder(s) of record and (2) the redemption check is mailed to the shareholder(s) at the address of record or the proceeds are either mailed or sent electronically to a commercial bank account previously designated on the account application. An investor with questions or needing assistance should contact the financial institution servicing his or her account or the Distributor. Additional documentation may be required if the redemption is requested by a corporation, partnership, trust, fiduciary, executor, or administrator. If, due to temporary adverse conditions, investors are unable to effect telephone transactions, investors are encouraged to follow the procedures described in "Other Exchange or Redemption Information" below.

         Neither the Fund nor its service providers will be liable for any loss, damage, expense or cost arising out of any telephone redemption effected in accordance with the Fund's telephone redemption procedures, upon instructions reasonably believed to be genuine. The Fund will employ procedures designed to provide reasonable assurance that instructions by telephone are genuine; if these procedures are not followed, the Fund or its service providers may be liable for any losses due to unauthorized or fraudulent instructions. If Share certificates are outstanding with respect to an account, the telephone redemption and exchange privilege is not available.

OTHER EXCHANGE OR REDEMPTION INFORMATION

         During periods of substantial economic or market change or activity, telephone redemptions or exchanges may be difficult to complete. In such event, Shares may be redeemed or exchanged by mailing the request directly to the financial institution through which the original Shares were purchased or directly to the Fund at P.O. Box 78069, St. Louis, Missouri 63178.

         At various times, the Fund may be requested to redeem Shares for which it has not yet received good payment. In such circumstances, the Fund may delay the forwarding of proceeds until payment has been collected for the purchase of such Shares which may take up to 15 days or more. To avoid delay in payment upon redemption shortly after purchasing Shares, investors should purchase Shares by certified or bank check or by electronic transfer. The Fund intends to pay cash for all Shares redeemed, but under abnormal conditions which make payment in cash unwise, the Fund may make payment wholly or partly in portfolio securities at their then market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

         A shareholder may be required to redeem Shares in a Portfolio upon 60 days' written notice if the balance in the shareholder's account drops below $500. The Fund will not require a shareholder to redeem Portfolio Shares if the value of the shareholder's account drops below $500 due to fluctuations in net asset value. Share balances may also be redeemed pursuant to arrangements between financial institutions and their investors.


                            YIELDS AND TOTAL RETURNS


         Yield and total return quotations are computed separately for Trust Shares, Institutional Shares, Investor A Shares and Investor B Shares of a Portfolio. TOTAL RETURN AND YIELD FIGURES WILL FLUCTUATE, ARE BASED ON HISTORICAL EARNINGS, AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The methods used to compute each Portfolio's yields and total returns are described below and in the Statement of Additional Information.

         From time to time, performance information such as total return and yield data for the Portfolios' Trust Shares may be quoted in advertisements or in communications to shareholders. The yield of a Portfolio is computed based on the net income of such Shares in the particular Portfolio during a 30-day (or one-month) period identified in connection with the particular yield quotation. More specifically, the yield is computed by dividing the Portfolio's net income per Share during a 30-day (or one-month) period by the net asset value per Share on the last day of the period and annualizing the result. The National Municipal Bond Portfolio's "tax equivalent" yield, which shows the level of taxable yield needed to produce an after-tax equivalent to the Portfolio's tax-free yield, may also be quoted from time to time. This is done by increasing the Portfolio's yield (calculated as above) by the amount necessary to reflect the payment of federal income tax at a stated tax rate.

         The Portfolios' total returns may be calculated on an average annual total return basis, and may also be calculated on an aggregate total return basis, for various periods. Average annual total returns with respect to such Shares reflect the average annual percentage change in value of an investment in such Shares of the particular Portfolio over the particular measuring period. Aggregate total returns reflect the cumulative percentage change in value over the measuring period. Both methods of calculating total returns assume that dividends and capital gain distributions made by the Portfolio during the period are reinvested in the Portfolio's Trust Shares. When considering average annual total return figures for periods longer than one year, it is important to note that a Portfolio's annual total return for any one year in the period might have been more or less than the average for the entire period.

         Performance data of the Portfolios' Trust Shares may be compared to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices and data such as that provided by Lehman Brothers, Inc., or any of its affiliates, Ibbotson Associates, Inc., Lipper Analytical Services, Inc. and Mutual Fund Forecaster. References may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Institutional Investor, Pensions and Investments, U.S.A. Today, Fortune, CDA/Weisenberger, Morningstar, Inc. and publications of a local or regional nature. In addition to performance information, general information about the Portfolios that appears in a publication such as those mentioned above may be included in advertisements and in reports to shareholders.

         Performance quotations of a class of Shares in a Portfolio represent that Portfolio's past performance and should not be considered as representative of future results. Any account fees charged by a bank or other financial institution (as described in "Management of The Fund - - Service Organizations" below) or other institutions will not be included in the calculations of a Portfolio's yields and total returns. Such fees, if any, will reduce the investor's net return on an investment in a Portfolio. Investors may call 1-800-452-401K to obtain current yield and total return information.

                          DIVIDENDS AND DISTRIBUTIONS

THE EQUITY INCOME PORTFOLIO

         Net investment income for the Equity Income Portfolio is declared and paid quarterly as a dividend to shareholders of record. Dividends on each Share of this Portfolio are determined in the same manner and are paid in the same amount, irrespective of class, except that the Portfolio's Trust Shares and Institutional Shares bear all expenses of the respective Administrative Services Plans adopted for such Shares and the Portfolio's Investor A Shares and Investor B Shares bear all expenses of the respective Distribution and Services Plans adopted for such Shares. In addition, the Portfolio's Institutional Shares bear the expense of certain sub-transfer agency fees. (See "Management of the Fund" and "Other Information Concerning the Fund and Its Shares.")

THE NATIONAL MUNICIPAL BOND AND SHORT-INTERMEDIATE CORPORATE BOND PORTFOLIOS

         Dividends from net investment income of the National Municipal Bond and Short-Intermediate Corporate Bond Portfolios are declared daily and paid monthly not later than five Business Days after the end of each month. Trust Shares of these Portfolios earn dividends from the day after the purchase order is received by the Fund through the day the redemption order for such Shares is received. Dividends on each Share of such Portfolios are determined in the same manner and are paid in the same amounts irrespective of class, except that a Portfolio's Trust Shares and Institutional Shares (other than the National Municipal Bond Portfolio which does not offer Institutional Shares) bear all expenses of the respective Administrative Services Plans adopted for such Shares and a Portfolio's Investor A Shares and Investor B Shares (other than the Short-Intermediate Corporate Bond Portfolio which does not offer Investor B Shares) bear all expenses of the respective Distribution and Services Plans adopted for such Shares. In addition, a Portfolio's Institutional Shares bear the expense of certain sub-transfer agency fees. (See "Management of the Fund" and "Other Information Concerning the Fund and Its Shares.")

OTHER DIVIDEND AND DISTRIBUTION INFORMATION

         Net realized capital gains of a Portfolio, if any, are distributed at least annually. All dividends and distributions paid on a Portfolio's Shares are automatically reinvested in additional Shares of the same class unless the investor has (i) otherwise indicated on the account application, or (ii) redeemed all the Shares held in a Portfolio, in which case a distribution will be paid in cash. Reinvested dividends and distributions will be taxed in the same manner as those paid in cash.

                                     TAXES

FEDERAL TAXES

         Each Portfolio intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), for the taxable year ending November 30, 1996, and to continue to so qualify as long as such qualification is in the best interests of shareholders. A regulated investment company generally is exempt from federal income tax on amounts distributed to shareholders.

         Qualification as a regulated investment company under the Code for a taxable year requires, among other things, that each Portfolio distribute to its shareholders an amount equal to at least the sum of 90% of its investment company taxable income and 90% of its exempt-interest income (if any) net of certain deductions for such year. In general, a Portfolio's investment company taxable income will be its taxable income, including dividends, interest and short-term capital gains (the excess of net short-term capital gain over net long-term capital loss), subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. It is the policy of the Equity Income and Short-Intermediate Corporate Bond Portfolios to distribute as dividends substantially all of their respective investment company taxable income and any net tax-exempt interest income each year. Such dividends will be taxable as ordinary income to a Portfolio's shareholders who are not currently exempt from federal income taxes, whether such income is received in cash or reinvested in additional Shares. (Federal income taxes for distributions to an IRA are deferred under the Code.) In the case of the Equity Income Portfolio, such dividends will qualify for the dividends received deduction for corporations to the extent of the total qualifying dividends received by the Portfolio from domestic corporations for the taxable year.

         It is the policy of the National Municipal Bond Portfolio to distribute as dividends substantially all of its net tax-exempt interest income and any investment company taxable income each year. Dividends derived from interest on Municipal Obligations (known as exempt-interest dividends) may be treated by shareholders as items of interest excludable from their gross income under Section 103(a) of the Code, unless under the circumstances applicable to the particular shareholder the exclusion would be disallowed. (See Statement of Additional Information under "Additional Information Concerning Taxes.") Distributions of net income may be taxable to investors under state or local law as dividend income even though a substantial portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income tax.

         If the National Municipal Bond Portfolio should hold certain private activity bonds issued after August 7, 1986, shareholders must include, as an item of tax preference, the portion of dividends paid by the Portfolio that is attributable to interest on such bonds in their federal alternative minimum taxable income for purposes of determining liability (if any) for the 26-28% alternative minimum tax applicable to individuals and the 20% alternative minimum tax and the environmental tax applicable to corporations. Corporate shareholders also must take all exempt-interest dividends into account in determining certain adjustments for federal alternative minimum and environmental tax purposes. The environmental tax applicable to corporations is imposed at the rate of .12% on the excess of the corporation's modified federal alternative minimum taxable income over $2,000,000.

         Substantially all of each Portfolio's net realized long-term capital gains, if any, will be distributed at least annually to its shareholders. A Portfolio will generally have no tax liability with respect to such gains and the distributions will be taxable to shareholders who are not currently exempt from federal income taxes as long-term capital gains, regardless of how long the shareholders have held the Shares and whether such dividends are received in cash or reinvested in additional Shares.

         An investor considering purchasing Shares of a Portfolio on or just before the record date of any capital gains distribution (or in the case of the Equity Income Portfolio, the record date of any dividend or capital gains distribution) should be aware that the amount of the forthcoming distribution, although in effect a return of capital, will be taxable.

         Dividends declared by a Portfolio in October, November, or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by the shareholders and paid by the Portfolio on December 31 of such year in the event such dividends are actually paid during January of the following year.

         Each Portfolio may be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or gross sale proceeds paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Portfolio that they are not subject to backup withholding when required to do so or that they are "exempt recipients."

         A taxable gain or loss may be realized by an investor upon redemption, transfer or exchange of Shares, depending upon the cost of such Shares when purchased and their price at the time of redemption, transfer or exchange. If an investor holds Shares for six months or less and during that time receives an exempt-interest dividend on those Shares, any loss realized on the sale or exchange of those Shares will be disallowed to the extent of the exempt-interest dividend.

STATE AND LOCAL TAXES

         The application of state and local taxes may have different consequences from those of the federal income tax law described above. In particular, shareholders should note that dividends paid by a Portfolio may be taxable to investors under state or local law as dividend income even though all or a portion of such dividends may be derived from interest on obligations that, if realized directly, would be exempt from such income taxes.

MISCELLANEOUS

         The foregoing summarizes some of the important federal and state tax considerations generally affecting the Portfolios and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Portfolios should consult their tax advisers with specific reference to their own tax situation. Shareholders will be advised at least annually as to the federal income tax consequences of distributions made each year.


                             MANAGEMENT OF THE FUND

         The Fund is managed under the direction of its Board of Directors. The Statement of Additional Information contains the names of and general background information concerning each director.

INVESTMENT ADVISER

         Mississippi Valley Advisors Inc. ("MVA") serves as the investment adviser to each Portfolio. MVA's principal office is located at One Mercantile Center, Seventh & Washington Streets, St. Louis, Missouri 63101. MVA is a wholly-owned subsidiary of Mercantile. As of December 31, 1995, MVA had approximately $7.0 billion in assets under investment management, including the Fund's assets, which were approximately $2.1 billion. MVA also serves as investment adviser to each of the Fund's other Portfolios.

         Subject to the general supervision of the Fund's Board of Directors and in accordance with the Fund's investment policies,

MVA manages the Portfolios, makes investment decisions with respect to and places orders for all purchases and sales of the Portfolios' securities and other investments, and directs the maintenance of each Portfolio's records relating to such purchases and sales.

         For the services provided and expenses assumed pursuant to the investment advisory agreement, MVA is entitled to receive fees, computed daily and payable monthly, at the annual rates of .75%,.55% and .55% of the average daily net assets of the Equity Income, National Municipal Bond and Short-Intermediate Corporate Bond Portfolios, respectively.

         MVA may from time to time voluntarily reduce all or a portion of its advisory fee to increase the net income of one or more Portfolios available for distributions as dividends. The voluntary fee reduction will cause the return of any such Portfolio to be higher than it would otherwise be in the absence of such reduction.

         Gregory A. Glidden is the person primarily responsible for the day-to-day management of the Equity Income Portfolio. Mr. Glidden, Senior Associate, has been with MVA since 1983.

         Peter Merzian is the person primarily responsible for the day-to-day management of the National Municipal Bond Portfolio. Mr. Merzian, Senior Associate joined MVA in 1993 and prior thereto was employed as a portfolio manager by another financial institution.

         David A. Bethke, is the person primarily responsible for the day-to-day management of the Short-Intermediate Corporate Bond Portfolio. Mr. Bethke, Senior Associate, joined MVA in 1987 and has six years of prior investment experience.

         Set forth below are certain performance data relating to those common trust funds of the Adviser and its affiliates (the "Commingled Funds"), which have been managed with full investment authority by the Adviser and/or its affiliates. The Commingled Funds have been divided into three investment portfolios, herein referred to as the "Equity Income Fund," the "National Municipal Bond Fund," and the "Short-Intermediate Corporate Bond Fund." The Commingled Funds have substantially similar investment objectives and use similar investment strategies and techniques as are used by the Fund's Equity Income Portfolio, National Municipal Bond Portfolio and Short-Intermediate Corporate Bond Portfolio, respectively.

         The performance information set forth below reflects past performance and is not necessarily indicative of the future performance of the Fund's Equity Income Portfolio, National Municipal Bond Portfolio and Short-Intermediate Corporate Bond Portfolio, or any of the other investment portfolios of the Fund. Performance will fluctuate so that in investor's shares, when redeemed, may be worth more or less than their original cost. In addition, because each of the Fund's Equity Income Portfolio, National Municipal Bond Portfolio and Short-Intermediate Corporate Bond Portfolio will be actively managed, its investments will vary from time to time and will not be identical to those investments held by the Commingled Funds.

COMPOSITE PERFORMANCE FOR THE COMMINGLED FUNDS1 SHOWING AVERAGE ANNUAL TOTAL RETURNS

                 Equity Income    National Municipal Bond           Short-Intermediate
                 -------------    -----------------------           Corporate Bond
                                                                    --------------

                     Trust              Trust                           Trust
                     Shares             Shares                          Shares
                     ------             ------                          ------

One Year
Five Years
Ten Years



__________________________________

1. THE EQUITY INCOME COMMINGLED FUND CONSISTS OF THE MERCANTILE COMMON TRUST FUND I, THE MERCANTILE EQUITY FUND FOR CHARITABLE TRUSTS, THE MERCANTILE BANK OF JOPLIN COMMON TRUST FUND A, AND THE MERCANTILE BANK OF ILLINOIS COMMON TRUST FUND S. THE NATIONAL MUNICIPAL BOND COMMINGLED FUND CONSISTS OF THE MERCANTILE COMMON TRUST FUND M. THE SHORT-INTERMEDIATE CORPORATE COMMINGLED FUND CONSISTS OF THE MERCANTILE COMMON TRUST FUND B, THE MERCANTILE FIXED INCOME FUND FOR CHARITABLE TRUSTS, THE MERCANTILE BANK OF JOPLIN COMMON TRUST FUND B AND THE MERCANTILE BANK OF NORTHERN IOWA COMMON TRUST FUND #2.

         THE COMMINGLED FUNDS HAVE BEEN ADVISED BY THE ADVISER OR ITS AFFILIATES SINCE THEIR RESPECTIVE DATES OF INCEPTION.


2. THE ABOVE INFORMATION IS THE AVERAGE ANNUAL TOTAL RETURN (CALCULATED IN CONFORMITY WITH SECURITIES AND EXCHANGE COMMISSION GUIDELINES) FOR THE PERIODS INDICATED, ASSUMING REINVESTMENT OF ALL NET INVESTMENT INCOME AND CAPITAL GAIN DISTRIBUTIONS AND TAKING INTO ACCOUNT CURRENTLY PROJECTED EXPENSE RATIOS FOR THE INITIAL FISCAL YEAR
         FOR THE TRUST SHARES OF THE FUND'S EQUITY INCOME, NATIONAL MUNICIPAL BOND AND SHORT-INTERMEDIATE CORPORATE BOND PORTFOLIOS.

ADMINISTRATOR

         BISYS Fund Services Ohio, Inc., located at 3435 Stelzer Road, Columbus, Ohio 43219, acts as the Portfolios' Administrator. The Administrator also serves as the administrator to each of the Fund's other Portfolios.

         The Administrator generally assists in all aspects of each Portfolio's administration and operation and also monitors and performs other services pertaining to the Fund's arrangements under the Administrative Services Plan described below. For its services, the Administrator is entitled to receive a fee, computed daily and payable monthly, at the annual rate of .20% of each Portfolio's average daily net assets.

DISTRIBUTOR

         Trust Shares of the Portfolios are sold continuously by the Distributor, BISYS Fund Services, an affiliate of the Administrator. The Distributor is a registered broker-dealer with principal offices at 3435 Stelzer Road, Columbus, Ohio 43219. The Distributor also acts as distributor to each of the Fund's other Portfolios.

ADMINISTRATIVE SERVICES PLAN

         The Fund has adopted an Administrative Services Plan with respect to the Trust Shares of the Portfolios. Pursuant to the Administrative Services Plan, Trust Shares are sold to banks and other financial institutions (which may include Mercantile or its affiliated or correspondent banks) acting on behalf of their qualified accounts (such financial institutions collectively, the "Service Organizations") which agree to provide certain shareholder administrative services for their clients or account holders (collectively, the "customers") who are the beneficial owners of such Shares. The holders of Trust Shares bear their pro rata portion of the fees which may be paid to Service

Organizations for such services at an annual rate of up to .30% of the average daily net assets of a Portfolio's Trust Shares owned beneficially by a Service Organization's customers.

SERVICE ORGANIZATIONS

         The servicing agreements adopted under the Administrative Services Plan (the "Servicing Agreements") require the Service Organizations receiving such compensation (which may include Mercantile and its affiliates) to perform certain services, including providing administrative services with respect to the beneficial owners of Trust Shares of a Portfolio, such as establishing and maintaining accounts and records for their customers who invest in such Shares, assisting customers in processing purchase, exchange and redemption requests, and responding to customer inquiries concerning their investments.

         The Fund understands that Service Organizations providing such administrative services may also charge fees to their customers beneficially owning such Shares. These fees would be in addition to any amounts which may be received by such Service Organization under its Servicing Agreement with the Fund. The Fund's Servicing Agreements require a Service Organization to disclose to its customers any compensation payable to the Service Organization by a Portfolio and any other compensation payable by its customers in connection with their investment in such Shares. Customers of such Service Organizations receiving servicing fees should read this Prospectus in light of the terms governing their accounts with their Service Organization.

CUSTODIAN AND TRANSFER AGENT

         Mercantile Bank of St. Louis National Association, an affiliate of the Fund and a wholly-owned subsidiary of Mercantile Bancorporation, Inc., with principal offices located at One Mercantile Center, 8th and Locust Streets, St. Louis, Missouri 63101, serves as Custodian of each Portfolio's assets. BISYS Fund Services Ohio, Inc. also serves as the Fund's transfer agent and dividend disbursing agent. Its address is 3435 Stelzer Road, Columbus, Ohio 43219.

REGULATORY MATTERS

         Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing, or controlling the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling, or distributing securities such as Shares of the Portfolios. Such banking laws and regulations do not prohibit such a holding company or affiliate, or banks, from acting as investment adviser, transfer agent, or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. Mercantile, MVA, Service Organizations that are banks or bank affiliates, and broker-dealers that are bank affiliates are subject to such laws and regulations, but believe they may perform the services for the Portfolios contemplated by their respective agreements, this Prospectus and the Statement of Additional Information without violating applicable banking laws and regulations. In addition, state securities laws on this issue may differ from the interpretation of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

         Should future legislative, judicial or administrative action prohibit or restrict the activities of such companies in connection with the provision of services on behalf of the Portfolios and their shareholders, the Fund might be required to alter materially or discontinue its arrangements with such companies and change its method of operation. It is not expected that investors would suffer any adverse financial consequences as a result of any of these occurrences.

         If current restrictions preventing a bank from legally sponsoring, organizing, controlling or distributing Shares of an investment company were relaxed, Mercantile or an affiliate of Mercantile, would consider the possibility of offering to perform additional services for the Portfolios. It is not possible, of course, to predict whether or in what form such legislation might be enacted or the terms upon which Mercantile, or such an affiliate, might offer to provide such services.

         Conflict of interest restrictions may apply to the receipt of compensation paid pursuant to a Servicing Agreement by a Portfolio to a financial intermediary in connection with the investment of fiduciary funds in
a Portfolio's Shares.   Institutions, including banks regulated by the
Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, should consult legal counsel before entering into Servicing Agreements.

EXPENSES

         Except as noted above and in the Statement of Additional Information under "Investment Advisory and Administrative Contracts" and "Custodian and Transfer Agent," the Fund's service contractors bear all expenses in connection with the performance of their services, except that the Distributor is compensated pursuant to the Distribution and Services Plans (as described below under "Other Information Concerning the Fund and Its Shares"). Expenses are deducted from the total income of each

Portfolio before dividends and distributions are paid. These expenses include, but are not limited to, fees paid to the Adviser and Administrator, transfer agency fees, fees and expenses of officers and directors who are not affiliated with the Adviser or the Distributor, taxes, interest, legal fees, custodian fees, auditing fees, 12b-1 fees, servicing fees, certain fees and expenses in registering and qualifying a Portfolio and its Shares for distribution under Federal and state securities laws, costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, the expense of reports to shareholders, shareholders' meetings and proxy solicitations, fidelity bond and directors and officers liability insurance premiums, the expense of using independent pricing services and other expenses which are not expressly assumed by the Adviser, Distributor or Administrator under their respective agreements with the Fund. The Fund also pays for brokerage fees, commissions and other transaction charges, if any, in connection with the purchase and sale of portfolio securities. Any general expenses of the Fund that are not readily identifiable as belonging to a particular Portfolio will be allocated among all the Fund's Portfolios by or under the direction of the Board of Directors in a manner the Board determines to be fair and equitable. Any expenses relating only to a particular class of Shares within a Portfolio will be borne solely by such class. (See "Certain Financial Information" and "Management of the Fund" above for additional information regarding expenses of each Portfolio.)


                          OTHER INFORMATION CONCERNING
                            THE FUND AND ITS SHARES

DESCRIPTION OF SHARES

         The Fund was organized on September 9, 1982 as a Maryland corporation, and is a mutual fund of the type known as an "open-end management investment company." The Fund's principal office is located at 3435 Stelzer Road, Columbus, Ohio 43219.

         The Fund's Charter authorizes the Board of Directors to issue up to seven billion full and fractional shares of common stock, and to classify and reclassify any unauthorized and unissued shares into one or more classes of shares. The Board of Directors may similarly classify or reclassify any class of shares into one or more series.

         Pursuant to such authority, the Board of Directors has authorized the issuance of the following series of shares representing interests in the Portfolios, each of which is classified as a diversified company under the 1940
Act:  25 million Trust Shares, 25 million Institutional Shares, 25 million

Investor A Shares and 25 million Investor B Shares, representing interests in the Equity Income Portfolio; 25 million Trust Shares, 25 million Investor A Shares and 25 million Investor B Shares, representing interests in the National Municipal Bond Portfolio; and 25 million Trust Shares, 25 million Institutional Shares and 25 million Investor A Shares, representing interest in the Short-Intermediate Corporate Bond Portfolio. Institutional, Investor A and/or Investor B Shares of these Portfolios are described in separate prospectuses which are available from the Distributor at the telephone number on the cover of this Prospectus. The Board of Directors has also authorized the issuance of additional classes of shares representing interest in other investment portfolios of the Fund, which are likewise described in separate prospectuses available from the Distributor. Shares in the Fund's Portfolios will be issued without Share certificates.

         The Trust Shares of the Portfolios are described in this Prospectus. The Portfolios also offer Investor A Shares and, in addition, the Equity Income and National Municipal Bond Portfolios offer Investor B Shares and the Equity Income and Short-Intermediate Corporate Bond Portfolios offer Institutional Shares. Institutional Shares, which are offered to financial institutions acting on behalf of accounts for which they do not exercise investment decision, are sold without a sales charge. Investor A Shares of the Portfolios are sold with a maximum 4.5% front-end sales charge, and Investor B Shares are sold with a maximum 5.0% contingent deferred sales charge. Investor A Shares and Investor B Shares are sold through selected broker/dealers and other financial intermediaries to individual or institutional customers. Trust Shares, Institutional Shares, Investor A Shares and/or Investor B Shares bear their pro rata portion of all operating expenses paid by a Portfolio, except that Trust Shares and Institutional Shares bear all payments under a Portfolio's respective Administrative Services Plans adopted for such Shares and Investor A Shares and Investor B Shares bear all payments under a Portfolio's respective Distribution and Services Plans adopted for such Shares. In addition, Institutional Shares of a Portfolio bear the expense of certain sub-transfer agency fees.

         Payments under the Administrative Services Plan for Institutional Shares are made to Service Organizations for administrative services provided to the Service Organizations' clients or account holders who are the beneficial owners of Institutional Shares. Payments under the Administrative Services Plan may not exceed .30% (on an annual basis) of the average daily net asset value of a Portfolio's outstanding Institutional Shares.

         Payments under the Distribution and Services Plans for Investor A Shares and Investor B Shares are made to (i) the Distributor or another person for providing distribution assistance and assuming certain related expenses, and (ii) Service Organizations for administrative services provided to the Service Organizations' clients or account holders who are the beneficial owners of Investor A Shares or Investor B Shares. Payments under the Distribution and Services Plans for Investor A Shares and Investor B Shares may not exceed .30% and 1.00%, respectively, (on an annual basis) of the average daily net asset value of Investor A Shares and Investor B Shares of a Portfolio. Distribution payments made under the Distribution and Services Plans are subject to the requirements of Rule 12b-1 under the 1940 Act.


         The Fund offers various services and privileges in connection with Investor A Shares and Investor B Shares of a Portfolio that are not offered in connection with the Portfolio's Trust Shares or Institutional Shares, including an automatic investment program and an automatic withdrawal plan. In addition, each class of Shares offers different exchange privileges.


         Shareholders are entitled to one vote for each full Share held and proportionate fractional votes for fractional Shares held. Shares of all Portfolios will vote together and not by class unless otherwise required by law or permitted by the Board of Directors. All shareholders of a particular Portfolio will vote together as a single class on matters relating to the Portfolio's investment advisory agreement and investment objective and fundamental policies. Only holders of Trust Shares, however, will vote on matters relating to the Administrative Services Plan for Trust Shares and only holders of Institutional Shares will vote on matters pertaining to the Administrative Services Plan for Institutional Shares. Similarly, only holders of Investor A Shares will vote on matters pertaining to the Distribution and Services Plan for Investor A Shares and only holders of Investor B Shares will vote on matters pertaining to the Distribution and Services Plan for Investor B Shares.

         The Fund is not required, and currently does not intend, to hold annual meetings except as required by the 1940 Act or other applicable law. Upon the written request of the holders of 10% or more of the outstanding Shares, the Fund will call a special meeting to vote on the question of removal of a director.

         Shares of the Fund's Portfolios have noncumulative voting rights and, accordingly, the holders of more than 50% of the Fund's outstanding Shares (irrespective of Portfolio or class) may elect all of the Directors. Shares have no preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment as described in this Prospectus, Shares will be fully paid and nonassessable.

MISCELLANEOUS

         As used in this Prospectus, a "vote of a majority of the outstanding Shares" of a Portfolio means, with respect to the approval of an investment advisory agreement or a change in an investment objective or fundamental investment policy, the affirmative vote of the lesser of (a) more than 50% of the outstanding Shares of such Portfolio (irrespective of class), or (b) 67% or more of the Shares of such Portfolio (irrespective of class) present at a meeting if more than 50% of the outstanding Shares of such Portfolio are represented at the meeting in person or by proxy.

         As of ___________, 1996, Mercantile and its affiliates possessed, of record on behalf of their underlying customer accounts, voting or investment power with respect to more than 25% of the Fund's outstanding Shares. Therefore, Mercantile may be deemed to be a controlling person of the Fund within the meaning of the 1940 Act.

         Inquiries regarding the Portfolios may be directed to the Fund at 1-800-551-3731.

         For information with respect to Trust Shares of the Fund's Money Market, Treasury Money Market, Growth & Income Equity, Emerging Growth, Government & Corporate Bond, U.S. Government Securities, Balanced, International Equity, Short-Intermediate Municipal, Tax-Exempt Money Market, Missouri Tax-Exempt Bond or Kansas Tax-Exempt Bond Portfolios, call the Fund at 1-800-551-3731.

No person has been authorized                                                THE ARCH
to give any information or to make                                           FUND(R), INC.
any representations not contained
in this Prospectus, or in the
Portfolios' Statement of Additional
Information incorporated herein by
reference, in connection with the                                            Equity Income
offering made by this Prospectus and,                                        Portfolio
if given or made, such information
or representations must not be relied                                        National Municipal
upon as having been authorized by the                                        Bond Portfolio
Portfolios, the Fund, or the
Distributor.  This Prospectus does                                           Short-Intermediate
not constitute an offering by the                                            Corporate Bond
Portfolios, the Fund or the Distributor                                      Portfolio
in any jurisdiction in which such
offering may not lawfully be made.




                              ___________________


                                                                             TRUST SHARES

                            TABLE OF CONTENTS

                                                             Page
                                                             ----

Highlights  . . . . . . . . . . . . . . . . . . . . .
Certain Financial
  Information . . . . . . . . . . . . . . . . . . . .
Expense Summary for
  Trust Shares  . . . . . . . . . . . . . . . . . . .
Investment Objectives, Policies
  and Risk Considerations . . . . . . . . . . . . .
Investment Limitations  . . . . . . . . . . . . . .
Pricing of Shares . . . . . . . . . . . . . . . . .                          [OLD LOGO]
How to Purchase and
  Redeem Shares . . . . . . . . . . . . . . . . . .
         Purchase of Shares . . . . . . . . . . . .
         Exchange Privilege . . . . . . . . . . . .
         Redemption of Shares . . . . . . . . . . .
         Other Exchange or
           Redemption Information . . . . . . . . .
Yields and Total Returns  . . . . . . . . . . . . .                          PROSPECTUS
Dividends and
  Distributions . . . . . . . . . . . . . . . . . .                               , 1996
Taxes . . . . . . . . . . . . . . . . . . . . . . .
Management of the
  Fund. . . . . . . . . . . . . . . . . . . . . . .
Other Information . . . . . . . . . . . . . . . . .

                                                             Page
                                                             ----

  Concerning the Fund
  and its Shares  . . . . . . . . . . . . . . . . .
         Miscellaneous  . . . . . . . . . . . . . .


     Investment Adviser:
Mississippi Valley Advisors Inc.
  a wholly-owned subsidiary of
    Mercantile Bank of
St. Louis National Association


Distributor:  BISYS Fund Services

                             THE ARCH FUND(R), INC.

                        THE ARCH EQUITY INCOME PORTFOLIO
                   THE ARCH NATIONAL MUNICIPAL BOND PORTFOLIO
              THE ARCH SHORT-INTERMEDIATE CORPORATE BOND PORTFOLIO

                    INVESTOR A SHARES AND INVESTOR B SHARES

For information, write:                         Or call your investment
P.O. Box 78069                                  representative or
St. Louis, Missouri 63178                       the ARCH Funds' Service Center
                                                at 1-800-551-3731

     The ARCH Fund, Inc. is an open-end management investment company authorized to issue Shares in fifteen investment portfolios. This Prospectus describes the Investor A Shares of THE ARCH EQUITY INCOME, NATIONAL MUNICIPAL BOND AND SHORT-INTERMEDIATE CORPORATE BOND PORTFOLIOS and the Investor B Shares of the EQUITY INCOME AND NATIONAL MUNICIPAL BOND PORTFOLIOS. Investor A Shares and Investor B Shares are sold through selected broker/dealers and other financial intermediaries to individual or institutional customers. Investor A Shares are sold with a front-end sales charge. Investor B Shares are sold with a contingent deferred sales charge.

     THE ARCH EQUITY INCOME PORTFOLIO'S investment objective is to seek to provide an above-average level of income consistent with long-term capital appreciation. Features of the Portfolio include:

     -    OBJECTIVE OF ABOVE AVERAGE INCOME AND LONG-TERM CAPITAL APPRECIATION
     -    EMPHASIS ON EQUITY INVESTMENTS PROVIDING DIVIDEND INCOME

     THE ARCH NATIONAL MUNICIPAL BOND PORTFOLIO'S investment objective is to seek as high a level of current income exempt from regular federal income tax as is consistent with conservation of capital. Features of the Portfolio include:

     -    OBJECTIVE OF INCOME EXEMPT FROM REGULAR FEDERAL INCOME TAX
     - POTENTIAL YIELD THAT IS HIGHER THAN A SHORT-TERM MUNICIPAL FUND WITH GREATER PRICE VOLATILITY

     THE ARCH SHORT-INTERMEDIATE CORPORATE BOND PORTFOLIO'S investment objective is to seek as high a level of current income as is consistent with preservation of capital. Features of the Portfolio include:

     - POTENTIAL YIELD THAT IS HIGHER THAN A MONEY MARKET FUND BUT A LOWER POTENTIAL YIELD WITH LESS PRICE VOLATILITY THAN A LONG-TERM CORPORATE BOND FUND

     -    AVERAGE WEIGHTED MATURITY BETWEEN TWO AND FIVE YEARS

     Mississippi Valley Advisors Inc. ("MVA" or the "Adviser"), a wholly-owned subsidiary of Mercantile Bank of St. Louis National Association ("Mercantile") acts as investment adviser for the Portfolios; Mercantile serves as custodian; BISYS Fund Services Ohio, Inc. (the "Administrator") serves as administrator; and BISYS Fund Services (the "Distributor") serves as sponsor and distributor.

     This Prospectus sets forth concisely certain information about the Portfolios that prospective investors should know before investing. Investors should read this Prospectus and retain it for future reference. Additional information about the Portfolios, contained in a Statement of Additional Information dated __________, 1996, has been filed with the Securities and Exchange Commission and is incorporated by reference in its entirety into this Prospectus. An investor may obtain the Statement of Additional Information without charge by writing the Fund at P.O. Box 78069, St. Louis, Missouri 63178 or by calling 1-800-551-3731.

     Portfolio Shares are not bank deposits, are not federally insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency, and are not the obligations of or guaranteed or otherwise supported by any bank. An investment in the Portfolios involves investment risk, including possible loss of principal.

                             ______________________

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              ______________, 1996

                                   HIGHLIGHTS

     The ARCH Fund, Inc. (the "Fund") is an open-end management investment company (commonly known as a mutual fund) registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers investment opportunities in fifteen investment portfolios. This Prospectus relates to three of those portfolios: THE ARCH EQUITY INCOME, NATIONAL MUNICIPAL BOND AND SHORT-INTERMEDIATE CORPORATE BOND PORTFOLIOS (the "Portfolios"). In addition, the Fund offers investment opportunities in the ARCH Money Market, Treasury Money Market, Growth & Income Equity, Emerging Growth, Government & Corporate Bond, U.S. Government Securities, Balanced, International Equity, Short-Intermediate Municipal, Tax-Exempt Money Market, Missouri Tax-Exempt Bond and Kansas Tax-Exempt Bond Portfolios, which are described in separate Prospectuses. Each Portfolio represents a separate pool of assets with different investment objectives and policies (as described below under "Investment Objectives, Policies and Risk Considerations"). MVA serves as Adviser, Mercantile as Custodian, BISYS Fund Services Ohio, Inc. as Administrator, and BISYS Fund Services as sponsor and Distributor. (For information on expenses, fee waivers and services, see "Certain Financial Information," Financial Highlights" and "Management of the Fund.")

     The following information generally describes the Portfolios and their investment objectives. There can be no assurance that the Portfolios will be able to achieve their investment objectives.

     The Equity Income Portfolio is designed for investors who seek an above-average level of income consistent with long-term capital appreciation, and who are willing to accept the risks associated with an investment in equity securities.

     The National Municipal Bond Portfolio is designed for investors who seek current income that is exempt from regular federal income tax and relative stability of principal.

     The Short-Intermediate Corporate Bond Portfolio is designed for investors who seek higher current income than is typically offered by money market funds with less principal volatility than is normally associated with a long-term bond fund.

     Investors should note that one or more of the Portfolios may, subject to their investment policies and limitations, purchase variable and floating rate instruments, enter into repurchase agreements and reverse repurchase agreements, make securities loans, acquire the securities of foreign issuers, invest in options and futures, and make limited investments in illiquid securities and securities issued by other investment companies. These investment practices involve investment risks of varying degrees. In addition, each Portfolio may engage in short-term trading, which may also involve greater risk and increase the Portfolio's expenses. The National Municipal Bond Portfolio may also, under certain unusual market or economic conditions, make limited investments in securities the income on which may be subject to federal income tax. See "Investment Objectives, Policies and Risk Considerations" below and the Statement of Additional Information under "Investment Objectives and Policies".

     The Fund offers investors the opportunity to invest in a variety of professionally managed investments without having to become involved with detailed management, accounting and safekeeping procedures normally related to direct investments in securities. The Fund also offers the economic advantages of block trading in securities and the availability of a family of fifteen mutual funds should your investment goals change.

     This Prospectus describes the Investor A Shares and/or Investor B Shares of the Portfolios. Investor A Shares are sold with a front-end sales charge. Investor B Shares are sold with a contingent deferred sales charge. For information on purchasing, exchanging or redeeming Investor A and Investor B Shares of these Portfolios, please see "How to Purchase and Redeem Shares" below. For a discussion comparing Investor A Shares and Investor B Shares, please see "Characteristics of Investor A Shares and Investor B Shares," and "Factors to Consider When Selecting Investor A Shares or Investor B Shares" on pages ________ and ____, respectively.

                         CERTAIN FINANCIAL INFORMATION

     Shares of the Equity Income Portfolio have been classified into four classes of Shares -- Trust Shares, Institutional Shares, Investor A Shares and Investor B Shares; Shares of the National Municipal Bond Portfolio have been classified into three classes of Shares -- Trust Shares, Investor A Shares and Investor B Shares; and Shares of the Short-Intermediate Corporate Bond Portfolio have been classified into three classes of Shares -- Trust Shares, Institutional Shares and Investor A Shares. Shares of each class in a Portfolio represent equal, pro rata interests in the investments held by that Portfolio and are identical in all respects, except that Shares of each class bear separate distribution and/or shareholder administrative servicing fees and certain other operating expenses, and enjoy certain exclusive voting rights on matters relating to these fees. (See "Other Information Concerning the Fund and Its Shares," "Management of the Fund -- Distribution and Services Plans" and "Management of the Fund -- Custodian and Transfer Agent" below.) As a result of payments for distribution and/or shareholder administrative servicing fees and certain other operating expenses that may be made in differing amounts, the net investment income of Trust Shares, Institutional Shares, Investor A Shares and/or Investor B Shares in a Portfolio can be expected, at any given time, to be different.

                              EXPENSE SUMMARY FOR
                        INVESTOR A AND INVESTOR B SHARES



                                                                      NATIONAL            SHORT-INTERMEDIATE
                                              EQUITY                  MUNICIPAL                CORPORATE
                                              INCOME                    BOND                     BOND
                                            PORTFOLIO                 PORTFOLIO                PORTFOLIO
                                    ------------------------- -------------------------   ----------------------
                                      Investor A   Investor B   Investor A   Investor B        Investor A
                                      ----------   ----------   ----------   ----------        ----------

SHAREHOLDER TRANSACTION EXPENSES
Front-End Sales Load Imposed on
  Purchases (as a percentage of
  offering price)1  . . . . . . .        4.5%         NONE         4.5%        NONE                2.5%

DEFERRED SALES CHARGE2
 (as a percentage of original
  purchase price or redemption
  proceeds, whichever is lower).         NONE         5.0%         NONE        5.0%                NONE

ANNUAL PORTFOLIO OPERATING
 EXPENSES
 (as a percentage of average
 net assets)
 Investment Advisory Fees (net
   of fee waivers)3 . . . . . . .        .00%         .00%         .00%        .00%                .00%
 12b-1 Fees, including
   distribution and services
   fees   . . . . . . . . . . . .        .30%        1.00%         .20%(4)    1.00%                .30%
 Other Expenses (including
   administration fees
   and other expenses) (net
   of fee waivers and expense
   reimbursements)5,6 . . . . . .        .20%         .20%         .20%        .20%                .21%
                                        -----        -----        -----       -----               -----
TOTAL PORTFOLIO OPERATING
   EXPENSES (after fee waivers
   and expense reimbursements)6 .        .50%        1.20%         .40%       1.20%                .51%
                                        =====       ======        =====      ======               =====

--------------------

1 Reduced sales charges may be available. See "How to Purchase and Redeem Shares".
2 This amount applies to redemptions during the first year. The deferred sales charge decreases to 4.0%, 3.0%, 3.0%, 2.0% and 1.0% for redemptions made during the second through sixth years, respectively. No deferred sales charge is charged after the sixth year. See "How to Purchase and Redeem Shares."
3 Without fee waivers, advisory fees for the Equity Income, National Municipal Bond and Short-Intermediate Corporate Bond Portfolios would be .75%, .55%, and .55%, respectively.
4 Without fee waivers 12b-1 Fees (including distribution and service fees) would be .30%.
5 Without fee waivers, administration fees for each Portfolio would be .20%.
6 Without fee waivers and expense reimbursements, Other Expenses would be .30%, .30% and .31% for Investor A Shares of the Equity Income, National Municipal Bond and Short-Intermediate Corporate Bond Portfolios, respectively, and .30% and .30% for Investor B Shares of the Equity Income and National Municipal Bond Portfolios, respectively, and Total Portfolio Operating Expenses would be 1.35%, 1.15% and 1.16% for Investor A Shares of the Equity Income, National Municipal Bond and Short-Intermediate Corporate Bond Portfolios, respectively, and 2.05% and 1.85% for Investor B Shares of the Equity Income and National Municipal Bond Portfolios, respectively.

EXAMPLE                                                   1 YEAR                    3 YEARS
                                                          ------                    -------

You would pay the following
 expenses on a $1,000 investment,
 assuming (1) a 5% annual return
 and (2) redemption at the end of
 each period:

   Equity Income Portfolio
   Investor A Shares1 . . . . . . . . . . . . .           $50                        $60
   Investor B Shares
     Assuming complete redemption at
     end of period2 . . . . . . . . . . . . . .           $62                        $68
     Assuming no redemption . . . . . . . . . .           $12                        $38

   National Municipal Bond Portfolio
   Investor A Shares1 . . . . . . . . . . . . .           $49                        $57
   Investor B Shares
     Assuming complete redemption at
     end of period2 . . . . . . . . . . . . . .           $62                        $68
     Assuming no redemption . . . . . . . . . .           $12                        $38

   Short-Intermediate Corporate Bond
     Portfolio
   Investor A Shares1 . . . . . . . . . . . . .           $30                        $41

____________________

1 Assumes deduction at time of purchase of maximum applicable front-end sales charge.
2        Assumes the deduction of maximum applicable deferred sales charge.



         THE FOREGOING SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN. THE PORTFOLIOS ARE NEW AND ACTUAL OPERATING EXPENSES AND INVESTMENT RETURN MAY BE MORE OR LESS THAN THOSE SHOWN. Information about the actual performance of the Portfolios will be contained in the Fund's future Annual Reports to Shareholders, which may be obtained without charge when they become available by contacting the Fund at the address or telephone number provided on the cover page of this Prospectus.

         The purpose of the foregoing tables is to assist in understanding the various costs and expenses that an investor in a Portfolio's Investor A Shares or Investor B Shares will bear directly or indirectly. The tables, which have not been audited by the Fund's independent auditors, reflect the expenses which the Portfolios expect to incur during the next twelve months on their Investor A Shares and/or Investor B Shares. For more complete descriptions of the various costs and expenses, see "Management of the Fund" in this Prospectus and the Statement of Additional Information. The Tables and Examples do not reflect any charges that may be imposed by financial institutions on their customers.

         Because of the payments for distribution services (12b-1 fees) under the Distribution and Services Plans as shown in the above table, long-term shareholders of Investor A Shares and Investor B Shares may pay more than the economic equivalent of the maximum front-end sales load permitted by the National Association of Securities Dealers, Inc.

            INVESTMENT OBJECTIVES, POLICIES AND RISK CONSIDERATIONS


         The investment objective of a Portfolio may not be changed without the affirmative vote of a majority of the outstanding Shares of the Portfolio. Although management will use its best efforts to achieve the investment objective of each Portfolio, there can be no assurance that it will be able to do so.

THE EQUITY INCOME PORTFOLIO

         The Equity Income Portfolio's investment objective is to seek to provide an above-average level of income consistent with long-term capital appreciation. In pursuing its investment objective, the Portfolio intends to invest, under normal market and economic conditions, substantially all of its assets in common stock, preferred stock, rights, warrants, and securities convertible into common stock. The Adviser will select stocks based on a number of quantitative factors, including dividend yield, current and future earnings potential compared to stock prices, total return potential and other measures of value, such as cash flow, asset value or book value, if appropriate. Stocks purchased for the Portfolio generally will be listed on a national securities exchange or will be unlisted securities with an established over-the-counter market. A convertible security may be purchased for the Portfolio when, in the Adviser's opinion, the price and yield of the convertible security is favorable as compared to the price and yield of the common stock. The stocks or securities in which the Portfolio invests may be expected to produce an above average level of income (as measured by the Standard & Poor's 500 Index). In general, the Portfolio's stocks and other securities will be diversified over a number of industry groups in an effort to reduce the risks inherent in such investments.

         The Portfolio may indirectly invest in foreign securities through the purchase of American Depository Receipts ("ADRs") and European Depository Receipts ("EDRs") but will not do so if, immediately after and as a result of the purchase, the value of ADRs and EDRs would exceed 15% of the Portfolio's total assets. (For further information, see "Other Applicable Policies -- Foreign Securities" below and the Statement of Additional Information under "Investment Objectives and Policies -- ADRs and EDRs.")

         The Portfolio reserves the right to hold as a temporary defensive measure up to 100% of its total assets in cash and short-term obligations (having remaining maturities of 13 months or less) at such times and in such proportions as, in the opinion of the Adviser, prevailing market or economic conditions warrant. Short-term obligations in which the Portfolio may invest include money market instruments, such as commercial paper and bank obligations, obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements.

THE NATIONAL MUNICIPAL BOND PORTFOLIO

         The National Municipal Bond Portfolio's investment objective is to seek as high a level of current income exempt from regular federal income tax as is consistent with conservation of capital. In pursuing its investment objective, the Portfolio intends to invest, under normal market and economic conditions, substantially all of its assets in investment-grade debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their respective political subdivisions, agencies, instrumentalities and authorities the interest on which, in the opinion of bond counsel or counsel to the issuer, is exempt from regular federal income tax (collectively, "Municipal Obligations"). As a matter of fundamental policy, under normal market and economic conditions at least 80% of the Portfolio's total assets will be invested in Municipal Obligations, primarily, bonds (at least 65% under normal market conditions).

         The Portfolio may purchase Municipal Obligations that are rated at the time of purchase in one of the four highest rating categories assigned by one or more unaffiliated nationally recognized statistical rating organizations ("Rating Agencies") or in unrated Municipal Obligations deemed by the Adviser to be of comparable quality. Under normal market and economic conditions, however, the Portfolio intends to invest at least 65% of its assets in Municipal Obligations rated at the time of purchase in one of the three highest rating categories assigned by one or more Rating Agencies (or unrated Municipal Obligations determined to be of comparable quality). Securities that are rated in the lowest of the four highest rating categories are considered to have speculative characteristics, even though they are of investment-grade quality, and will be purchased (and retained) only if the Adviser believes that the issuers have an adequate capacity to pay interest and repay principal. Unrated obligations will be purchased only if they are considered by the Adviser to be at least comparable in quality at the time of purchase to instruments within the rating categories listed above. Municipal Obligations purchased by the Portfolio whose ratings are subsequently downgraded below the four highest rating categories of a Rating Agency will be disposed of in an orderly manner, normally within 30 to 60 days. The applicable ratings issued by the Rating Agencies are described in the Appendix to the Statement of Additional Information.

         In addition, the Portfolio may from time to time during temporary defensive periods, invest in taxable obligations in such proportions as, in the opinion of the Adviser, prevailing market or economic conditions warrant. Such instruments may include obligations of the U.S. Government, its agencies or instrumentalities and debt securities (including commercial paper) of issuers having, at the time of purchase, a quality rating within the two highest rating categories by a Rating Agency. The Portfolio does not intend to invest in taxable obligations under normal market conditions.

         During temporary defensive periods or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable, the Portfolio may also hold uninvested cash reserves which do not earn income pending investment. There is no percentage limitation on the amount of assets that may be held uninvested during these temporary defensive periods. The Portfolio does not intend to hold uninvested cash reserves under normal market conditions.

         The Portfolio's average dollar-weighted maturity will vary in light of current market and economic conditions, the comparative yields on instruments with different maturities, and other factors.

THE SHORT-INTERMEDIATE CORPORATE BOND PORTFOLIO

         The Short-Intermediate Corporate Bond Portfolio's investment objective is to seek as high a level of current income as is consistent with preservation of capital. In pursuing its investment objective, the Portfolio intends to invest, under normal market and economic conditions, at least 65% of its assets in non-convertible corporate debt obligations, which shall mean obligations of
(i) domestic or foreign business corporations, or (ii) agencies, instrumentalities or authorities which are organized in corporate form by one or more states or political subdivisions in the United States or one or more foreign governments. The Portfolio may also invest in obligations issued or guaranteed by the U.S. or foreign governments, their agencies or instrumentalities, and asset-backed securities, including various collateralized mortgage obligations and other mortgage-related securities. In making investment decisions, the Adviser will consider a number of factors including current yield, maturity, yield to maturity, anticipated changes in interest rates, and the overall quality of the investment. The Portfolio seeks to provide a current yield greater than that generally available from money market instruments.

         The Portfolio may purchase debt securities which are rated at the time of purchase in one of the four highest rating categories assigned by one or more Rating Agencies or in unrated debt securities deemed by the Adviser to be of comparable quality. Under normal market and economic conditions, however, the Portfolio intends to invest at least 65% of its assets in debt obligations rated in one of the three highest rating categories assigned by one or more Rating Agencies (or unrated debt obligations determined to be of comparable quality). Securities that are rated in the lowest of the four highest rating categories have speculative characteristics, even though they are of investment-grade quality, and such securities will be purchased (and retained) only if the Adviser believes that the issuers have an adequate capacity to pay interest and repay principal. Unrated debt securities will be purchased only if they are considered by the Adviser to be at least comparable in quality at the time of purchase to instruments within the rating categories listed above. Debt securities purchased by the Portfolio whose ratings are subsequently downgraded below the four highest rating categories of a Rating Agency will be disposed of in an orderly manner, normally within 30 to 60 days. The applicable ratings issued by the Rating Agencies are described in the Appendix to the Statement of Additional Information.

         The Portfolio reserves the right to hold as a temporary defensive measure up to 100% of its total assets in cash and short-term obligations (having remaining maturities of 13 months or less) at such times and in such proportions as, in the opinion of the Adviser, prevailing market or economic conditions warrant. Short-term obligations in which the Portfolio may invest include money market instruments, such as commercial paper and bank obligations, obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements.

         The Portfolio's average weighted maturity will be between two and five years and will vary in light of current market and economic conditions, the comparative yields on instruments with different maturities, and other factors.

OTHER APPLICABLE POLICIES

         U.S. GOVERNMENT OBLIGATIONS. Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns Shares of a Portfolio. Examples of the types of U.S. Government obligations that may be held by the Portfolios, subject to their investment objectives and policies, include, in addition to U.S. Treasury bonds, notes and bills, the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Resolution Trust Corporation, and Maritime Administration. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. There is no assurance that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

         STRIPPED GOVERNMENT SECURITIES. To the extent consistent with their respective investment policies, the Portfolios may invest in bills, notes and bonds (including zero coupon bonds) issued by the U.S. Treasury, as well as "stripped" U.S. Treasury obligations offered under the Separate Trading of Registered Interest and Principal Securities ("STRIPS") program or Coupon Under Bank-Entry Safekeeping ("CUBES") program or other stripped securities issued directly by agencies or instrumentalities of the U.S. Government. STRIPS and CUBES represent either future interest or principal payments and are direct obligations of the U.S. Government that clear through the Federal Reserve System. The Short-Intermediate Corporate Bond Portfolio may also purchase U.S. Treasury and agency securities that are stripped by brokerage firms and custodian banks and sold under proprietary names. These stripped securities are resold in custodial receipt programs with a number of different names (such as TIGRs and CATS) and are not considered government securities for purposes of the 1940 Act. Stripped securities are issued at a discount to their "face value" and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The Adviser will consider the liquidity needs of a Portfolio when any investments in zero coupon obligations or other principal-only obligations are made.

         MONEY MARKET INVESTMENTS. Under certain circumstances described above, each Portfolio may purchase "money market instruments," including commercial paper and bank obligations.

         Investment by the Portfolios in taxable or tax-exempt commercial paper will consist of issues that are rated at the time of purchase in one of the two highest rating categories assigned by a Rating Agency or, if unrated, deemed to be of comparable quality by the Adviser at the time of purchase. Commercial paper may include variable and floating rate instruments. See "Other Applicable Policies -- Variable and Floating Rate Instruments" below.

         Bank obligations include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits of U.S. or foreign banks, having total assets at the time of purchase in excess of $1 billion. Although the Portfolios will invest in obligations of foreign banks or foreign branches of U.S. banks only when the Adviser determines that the instrument presents minimal credit risks, such investments nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks. See "Other Applicable Policies - - Foreign Securities" below. Investments in the obligations of foreign banks or foreign branches of U.S. banks will not exceed 25% of a particular Portfolio's total assets at the time of purchase.

         REPURCHASE AGREEMENTS. Under certain circumstances described above and subject to their respective investment policies, the Portfolios, other than the National Municipal Bond Portfolio, may agree to purchase U.S. Government securities from financial institutions such as banks and broker-dealers, subject to the seller's agreement to repurchase them at a mutually agreed-upon date and price ("repurchase agreements"). The Portfolio will enter into repurchase agreements only with financial institutions such as banks and broker-dealers that the Adviser believes to be creditworthy. During the term of any repurchase agreement, the Adviser will continue to monitor the creditworthiness of the seller and will require the seller to maintain the value of the securities subject to the agreement at not less than 102% of the repurchase price (including accrued interest). Default by a seller could expose the Portfolio to possible loss because of adverse market action or possible delay in disposing of the underlying obligations. Because of the seller's repurchase obligations, the securities subject to repurchase agreements do not have maturity limitations. Although the Portfolio presently does not intend to enter into repurchase agreements providing for settlement in more than seven days, the Portfolio does have the authority to do so subject to its limitation on the purchase of illiquid securities described below. Repurchase agreements are considered to be loans under the 1940 Act. The income on repurchase agreements may be taxable to investors at the state or local level. (See "Taxes.")

         REVERSE REPURCHASE AGREEMENTS. Subject to their respective investment policies and limitations, the Portfolios, other than the National Municipal Bond Portfolio, may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, the Portfolio would sell portfolio securities to financial institutions such as banks and broker-dealers and agree to repurchase them at an agreed upon date and price. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price which the Portfolio is obligated to pay. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the 1940 Act.

         SECURITIES LENDING. To increase return or offset expenses, each Portfolio may, from time to time, lend portfolio securities to broker-dealers, banks or institutional borrowers pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral for such loans may include cash, securities of the U.S. Government, or its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank that has at least $1.5 billion in total assets, or any combination thereof. The collateral must be valued daily, and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lending Portfolio. By lending its securities, a Portfolio can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. Government securities are used as collateral. In accordance with current Securities and Exchange Commission ("SEC") policies, each Portfolio is currently limiting its securities lending to 33-1/3% of its aggregate net assets. Loans are subject to termination by a Portfolio or the borrower at any time.

         OPTIONS. The Equity Income and Short-Intermediate Corporate Bond Portfolios may purchase put and call options listed on a national securities exchange and issued by the Options Clearing Corporation in an amount not exceeding 10% of their respective net assets. Such options may relate to particular securities or to various stock or bond indices. Purchasing options is a specialized investment technique which entails a substantial risk of a complete loss of the amounts paid as premiums to the option writer. Such transactions will be entered into only as a hedge against fluctuations in the value of securities which a Portfolio holds or intends to purchase.

         These Portfolios may also write covered call options. A covered call option is an option to acquire a security that a Portfolio owns or has the right to acquire during the option period. Such options will be listed on a national securities exchange and issued by the Options Clearing Corporation.

         The aggregate value of the securities subject to covered call options written by a Portfolio will not exceed 25% of the value of its net assets. In order to close out an option position, a Portfolio may enter into a "closing purchase transaction" -- the purchase of a covered call option on the same security with the same exercise price and expiration date as the option which the Portfolio previously wrote. By writing a covered call option, a Portfolio forgoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit and it is not able to sell the underlying security until the option expires, is exercised, or the Portfolio effects a closing purchase transaction by purchasing an option of the same series. The use of covered call options will not be a primary investment technique of either Portfolio. (For additional information relating to option trading practices, including particular risks, see the Statement of Additional Information and Appendix B thereof.)

         FUTURES CONTRACTS AND RELATED OPTIONS. The Equity Income and Short-Intermediate Corporate Bond Portfolios may invest in futures contracts and options on futures contracts to the extent permitted by the Commodity Futures Trading Commission ("CFTC") and the SEC. Such transactions, including stock or bond index futures contracts, or options thereon, act as a hedge to protect a Portfolio from fluctuations in the value of its securities caused by anticipated changes in interest rate or market conditions without necessarily buying or selling the securities. Hedging is a specialized investment technique that entails skills different from other investment management. The Adviser may also consider such transactions to be economically appropriate for the reduction of risk inherent in the ongoing management of a Portfolio. A stock or bond index futures contract is an agreement in which one party agrees to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value (which assigns relative values to the common stock or bonds included in the index) at the close of the last trading day of the contract and the price at which the agreement is originally made. No physical delivery of the underlying stock or bond in the index is contemplated. Similarly, it may be in the best interest of a Portfolio to purchase or sell interest rate futures contracts, or options thereon, which provide for the future delivery of specified fixed income securities.

         The purchase and sale of futures contracts or related options will not be a primary investment technique of any Portfolio. Neither the Equity Income Portfolio nor Short-Intermediate Corporate Bond Portfolio will purchase or sell futures contracts (or related options thereon) for hedging purposes if, immediately after purchase, the aggregate initial margin deposits and premiums paid by a Portfolio on its open futures and options positions exceeds 5% of the liquidation value of the Portfolio, after taking into account any unrealized profits and unrealized losses on any such futures or related options contracts into which it has entered. (For a more detailed description of futures contracts and related options, see the Statement of Additional Information and Appendix B thereof.)

         ASSET-BACKED SECURITIES. The Short-Intermediate Corporate Bond Portfolio may purchase asset-backed securities (i.e., securities backed by mortgages, installment sale contracts, corporate receivables, credit card receivables or other assets) that are issued by entities such as the GNMA, FNMA, FHLMC and private issuers such as commercial banks, financial companies, finance subsidiaries of industrial companies, savings and loan associations, mortgage banks, and investment banks. To the extent that the Portfolio invests in asset-backed securities issued by companies that are investment companies under the 1940 Act, such acquisitions will be subject to the percentage limitations prescribed by the 1940 Act. (See "Other Applicable Policies -- Securities of Other Investment Companies" below.)

         Presently there are several types of mortgage-backed securities, including guaranteed mortgage pass-through certificates, which provide the holder with a pro rata interest in the underlying mortgages, and collateralized mortgage obligations ("CMOs"), which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be subject to greater volatility and interest-rate risk than other types of mortgage-backed securities. The average life of asset-backed securities varies with the underlying instruments or assets and market conditions, which in the case of mortgages have maximum maturities of forty years. The average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgages underlying the securities as the result of unscheduled principal payments and mortgage prepayments. The relationship between mortgage prepayment and interest rates may give some high-yielding mortgage-backed securities less potential for growth in value than conventional bonds with comparable maturities. In addition, in periods of falling interest rates, the rate of mortgage prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by the Short-Intermediate Corporate Bond Portfolio will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. When interest rates rise, the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities. Because of these and other reasons, an asset-backed security's total return may be difficult to predict precisely.

         In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage-backed securities arising primarily from the nature of the underlying assets (i.e., credit card and automobile loan receivables as opposed to real estate mortgages). For example, credit card receivables are generally unsecured and the repossession of automobiles and other personal property upon the default of the debtor may be difficult or impracticable in some cases.

         TYPES OF MUNICIPAL OBLIGATIONS. The two principal classifications of Municipal Obligations that may be held by the National Municipal Bond Portfolio are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Municipal Obligations may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of a moral obligation bond is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

         Municipal Obligations include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities. Private activity bonds issued by or on behalf of public authorities to finance various privately operated facilities are considered Municipal Obligations. Interest on private activity bonds, although free of regular federal income tax, may be an item of tax preference for purposes of the federal alternative minimum tax.

         The National Municipal Bond Portfolio may acquire zero coupon obligations, which may have greater price volatility than coupon obligations and which will not result in payment of interest until maturity. Also included within the general category of Municipal Obligations are participation certificates in leases, installment purchase contracts, or conditional sales contracts ("lease obligations") entered into by state or political subdivisions to finance the acquisition or construction of equipment, land, or facilities. Although lease obligations do not constitute general obligations of the issuer for which the lessee's unlimited taxing power is pledged, certain lease obligations are backed by the lessee's covenant to appropriate money to make the lease obligation payments. However, under certain lease obligations, the lessee has no obligation to make these payments in future years unless money is appropriated on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. These securities represent a relatively new type of financing and may not be as marketable as more conventional securities. To the extent these securities are illiquid, they are subject to the Portfolio's applicable limitation on illiquid securities described below.

         Municipal Obligations purchased by the National Municipal Bond Portfolio may be backed by letters of credit or guarantees issued by domestic or foreign banks and other financial institutions which are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or a guarantee with respect to a Municipal Obligation held by the Portfolio could have an adverse effect on the Portfolio's investment portfolio and the value of its shares. Foreign letters of credit and guarantees involve certain risks in addition to those of domestic obligations, including less stringent reserve requirements and different accounting, auditing and recordkeeping requirements.

         Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance, and opinions relating to the validity and the tax-exempt status of payments received by the National Municipal Bond Portfolio from tax-exempt derivative securities are rendered by counsel to the respective sponsors of such securities. The National Municipal Bond Portfolio and its Adviser will rely on such opinions and will not review independently the underlying proceedings relating to the issuance of Municipal Obligations, the creation of any tax-exempt derivative security, or the basis for such opinions.

         VARIABLE AND FLOATING RATE INSTRUMENTS. Each Portfolio may purchase rated or unrated variable and floating rate instruments. These instruments may include variable rate master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. Unrated instruments purchased by a Portfolio will be determined by the Adviser to be of comparable quality at the time of purchase to rated instruments that may be purchased.
The absence of an active secondary market for a particular variable or floating rate instrument, however, could make it difficult for a Portfolio to dispose of an instrument if the issuer were to default on its payment obligation. A Portfolio could, for these or other reasons, suffer a loss with respect to such instruments.

         SECURITIES OF OTHER INVESTMENT COMPANIES. Under certain circumstances described above and subject to its investment policies, each Portfolio may invest in securities issued by other investment companies which invest in securities in which the Portfolio is permitted to invest and which determine their net asset value per share based on the amortized cost or penny-rounding method. Each Portfolio may invest in securities of other investment companies within the limits prescribed by the 1940 Act, which include, subject to certain exceptions, a prohibition on a Portfolio investing more than 10% of the value of its total assets in such securities. Investment companies in which a Portfolio may invest may impose a sales or distribution charge in connection with the purchase or redemption of their Shares as well as other types of commissions or charges. Such charges will be payable by the Portfolio and, therefore, will be borne indirectly by its shareholders. To the extent that a Portfolio may invest in securities of other investment companies, the Fund and the Adviser will ensure that there will be no duplication of advisory fees. If necessary to accomplish this, the Adviser will rebate its advisory fee to the Fund. (See the Statement of Additional Information under "Investment Objectives and Policies -- Securities of Other Investment Companies.")

         WHEN-ISSUED PURCHASES, FORWARD COMMITMENTS AND DELAYED SETTLEMENTS. Each Portfolio may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. Additionally, the National Municipal Bond Portfolio may purchase or sell securities on a "delayed settlement" basis. When-issued and forwarded commitment transactions involve a commitment by a Portfolio to purchase or sell securities at a stated price and yield with settlement beyond the normal settlement date. Such transactions permit a Portfolio to lock-in a price or yield on a security, regardless of future changes in interest rates. Delayed settlement refers to a transaction in the secondary market that will settle sometime in the future. These transactions involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the value of the security to be sold increases prior to the settlement date. Each Portfolio expects that these transactions will not exceed 25% of the value of its total assets (at the time of purchase) under normal market conditions. No Portfolio intends to engage in such transactions for speculative purposes but only for the purpose of acquiring portfolio securities.

         STAND-BY COMMITMENTS. The National Municipal Bond Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held by it. Under a stand-by commitment, a dealer agrees to purchase, at the Portfolio's option, specified Municipal Obligations at a specified price. The National Municipal Bond Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The Portfolio expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Portfolio may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield otherwise available for the same securities). Stand-by commitments acquired by the Portfolio will be valued at zero in determining the Portfolio's net asset value.

         TAX-EXEMPT DERIVATIVES. The National Municipal Bond Portfolio may hold tax-exempt derivatives which may be in the form of tender option bonds, participations, beneficial interests in a trust, partnership interests or other forms. The Adviser expects that less than 5% of the National Municipal Bond Portfolio's assets will be invested in such securities during the current year. (See the Statement of Additional Information under "Investment Objectives and Policies -- Tax-Exempt Derivatives.")

         ILLIQUID SECURITIES. A Portfolio will not knowingly invest more than 15% of the value of its net assets in illiquid securities. Repurchase agreements that do not provide for settlement within seven days, time deposits maturing in more than seven days, and securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act") but that may be purchased by institutional buyers pursuant to SEC Rule 144A are subject to this 15% limit (unless the Adviser, pursuant to guidelines established by the Fund's Board of Directors, determines that a liquid market exists).

         FOREIGN SECURITIES. Investments made in foreign securities, whether made directly or indirectly, involve certain inherent risks, such as future political and economic developments, the possible imposition of foreign withholding tax on the interest income payable on such instruments, the possible establishment of foreign controls, the possible seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect payment of interest or principal. In the event of a default by the issuer of a foreign security, it may be more difficult to obtain or enforce a judgment against such issuer than it would against a domestic issuer. In addition, foreign banks and foreign branches of U.S. banks are subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks.

         ADDITIONAL RISKS AND OTHER CONSIDERATIONS. Generally, the market value of fixed income securities, such as Municipal Obligations and other debt securities, can be expected to vary inversely to changes in prevailing interest rates. During periods of declining interest rates, the market value of investment portfolios comprised primarily of fixed income securities, such as the National Municipal Bond and Short-Intermediate Corporate Bond Portfolios, will tend to increase, and during periods of rising interest rates, the market value will tend to decrease. In addition, during periods of declining interest rates, the yields of investment portfolios comprised primarily of fixed income securities will tend to be higher than prevailing market rates and, in periods of rising interest rates, yields will tend to be somewhat lower. Fixed income securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities. Changes in the financial strength of an issuer or changes in the ratings of any particular security may also offset the value of these investments. Fluctuations in the market value of fixed income securities subsequent to their acquisition will not offset cash income from such securities but will be reflected in the Portfolio's net asset value.

         Although the National Municipal Bond Portfolio may invest 25% or more of its total assets in (i) Municipal Obligations whose issuers are in the same state, and (ii) Municipal Obligations the interest on which is paid solely from revenues of similar projects, it does not presently intend to do so unless, in the opinion of the Adviser, the investment is warranted. The National Municipal Bond Portfolio's ability to achieve its investment objective is dependent upon the ability of issuers of Municipal Obligations to meet their continuing obligations for the payment of principal and interest. To the extent that the Portfolio's assets are invested in Municipal Obligations that are payable from the revenues of similar projects or, the Portfolio will be subject to the particular risks (including legal and economic conditions) relating to such securities to a greater extent than it would be if its assets were not so concentrated. (See "Investment Objectives and Policies -- Municipal Obligations" in the Statement of Additional Information.)

         PORTFOLIO TURNOVER AND TRANSACTIONS. Although the Portfolios will not normally engage in short-term trading, each Portfolio reserves the right to do so if the Adviser believes that selling a particular security is appropriate in light of the

Portfolio's investment objective. Investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses and other transaction costs, which must be borne directly by the Portfolio and ultimately by its shareholders. High portfolio turnover may result in the realization of substantial net capital gains; distributions derived from such gains may be treated as ordinary income for federal income tax purposes. (See "Taxes" in this Prospectus and the Statement of Additional Information.") Although the Portfolios cannot accurately predict their respective annual portfolio turnover rates, such rates are not expected to exceed 100%.

         All orders for transactions in securities or options on behalf of the Portfolios are placed by the Adviser with broker-dealers that it selects. To the extent permitted by the 1940 Act and guidelines adopted by the Fund's Board of Directors, a Portfolio may utilize the Distributor or one or more of its affiliates as a broker in connection with the purchase or sale of securities when the Adviser believes the charge for the transaction does not exceed the usual and customary broker's commission.

                             INVESTMENT LIMITATIONS

         The investment limitations set forth below are fundamental policies and may be changed only by a vote of a majority of the outstanding Shares of a Portfolio. Other investment limitations that also cannot be changed without a vote of shareholders are contained in the Statement of Additional Information under "Investment Objectives and Policies."

         A Portfolio may not:

                 1. Purchase securities of any one issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after and as a result of such investments, more than 5% of the Portfolio's total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be owned by the Portfolio or the Fund, except that up to 25% of the Portfolio's total assets may be invested without regard to such limitations.

                 2. Purchase any securities which would cause 25% or more of the Portfolio's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided, however, that (a) with respect to the National Municipal Bond Portfolio, there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state, territory or possession of the U.S. Government, the District of Columbia, or any of their authorities, agencies, instrumentalities or political subdivisions, and (b) with respect to the Equity Income and Short-Intermediate Corporate Bond Portfolios (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities, and, with respect to the Equity Income Portfolio only, securities issued by domestic banks, thrifts or savings institutions; (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (iii) utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry).

                 3. Borrow money or issue senior securities, except that each Portfolio may borrow from banks and the Short-Intermediate Corporate Bond Portfolio may enter into reverse repurchase agreements, for temporary defensive purposes in amounts not in excess of 10% of the Portfolio's total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the Portfolio's total assets at the time of such borrowing; or purchase securities while its borrowings exceed 5% of its total assets. A Portfolio's transactions in futures and related options (including the margin posted by the Portfolio in connection with such transactions), and securities held in escrow or separate accounts in connection with a Portfolio's investment practices described in this Prospectus or the Statement of Additional Information are not subject to this limitation.

                 4. Make loans, except that (a) each Portfolio may purchase or hold debt instruments, lend portfolio securities and make other investments in accordance with its investment objective and policies and (b) the Short-Intermediate Corporate Bond Portfolio may enter into repurchase agreements.

                 5. Purchase securities on margin, make short sales of securities or maintain a short position, except that (a) this investment limitation shall not apply to a Portfolio's transactions in options, and futures contracts and related options, and (b) a Portfolio may obtain short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities.

         If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting solely from a change in the value of a Portfolio's securities will not constitute a violation of such limitation.

         In order to permit the sale of a Portfolio's Shares in certain states, the Portfolios may make commitments more restrictive than the investment policies and limitations described above. Should the Adviser determine that any such commitment is no longer in the best interests of a Portfolio, it will revoke the commitment by terminating sales of its Shares in the state involved.


                               PRICING OF SHARES


         The Portfolios' respective net asset values per Share are determined by the Administrator as of the close of regular trading hours on the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on each weekday, with the exception of those holidays on which the New York Stock Exchange or the Federal Reserve Bank of St. Louis are closed (a "Business Day"). Currently, one or both of these institutions are closed on the customary national business holidays of New Year's Day, Martin Luther King, Jr. Day, Presidents' Day,
Good Friday, Memorial Day (observed), Independence Day (observed),
Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and
Christmas Day (observed).


         Securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market. Securities traded on only over-the-counter markets are valued on the basis of market values when available. Securities for which there are no transactions are valued at the average of the current bid and asked prices. Other securities, including restricted and other securities for which market quotations are not readily available, and other assets are valued at fair value by the Adviser under the supervision of the Board of Directors. Investments in debt securities with remaining maturities of 60 days or less may be valued based upon the amortized cost method. (For further information about valuation of investments, see "Net Asset Value" in the Statement of Additional Information.)

         The public offering price for each class of Shares is based upon net asset value per Share plus, in the case of Investor A Shares, a front-end sales charge. A class will calculate its net asset value per Share by adding the value of a Portfolio's investments, cash and other assets attributable to the class, subtracting the Portfolio's liabilities attributable to that class, and then dividing the result by the total number of Shares in the class that are outstanding.
Because the operating expenses of Investor B Shares are higher than those associated with other classes of Shares, the net asset value per Share of Investor B Shares of a Portfolio will generally be lower than the net asset value per Share of Trust, Institutional or Investor A Shares of the same Portfolio.


                       HOW TO PURCHASE AND REDEEM SHARES

PURCHASE OF SHARES

         Investments in Investor A Shares of the Portfolios are subject to a front-end sales charge. Investments in Investor B Shares of the Equity Income and National Municipal Bond Portfolios are subject to a back-end sales charge. This back-end sales charge declines over time and is known as a "contingent deferred sales charge". Investors should read "Characteristics of Investor A Shares and Investor B Shares" and "Factors to Consider When Selecting Investor A Shares or Investor B Shares" below before deciding between the two classes of Shares.

         Investor A Shares and Investor B Shares are sold through broker-dealers or other organizations acting on behalf of their customers. Generally, investors purchase Investor A Shares or Investor B Shares through a broker-dealer organization which has a sales agreement with the Distributor or through an organization which has entered into a servicing agreement with the Fund with respect to Investor A Shares and/or Investor B Shares. The organization is responsible for transmitting purchase orders directly to the Fund. Investors purchasing Shares of the Equity Income and/or National Municipal Bond Portfolios must specify at the time of investment whether they are purchasing Investor A Shares or Investor B Shares.

         The minimum initial investment in each Portfolio is $1,000 and the minimum subsequent investment is $100, except for investments made through (a) the Automatic Investment Program, whereby a shareholder on a monthly basis may add a minimum amount of $50 to his or her investment, (b) a sweep program available through an investor's financial institution, in which case there is no minimum, (c) a payroll deduction program at a minimum of $25 per month, or
(d) a wrap fee program. (See "How to Purchase and Redeem Shares -- Automatic Investment Program" below for the investment requirements.)

         Purchases may be effected on Business Days when the Adviser, Distributor and Mercantile (the Custodian) are open for business. The Fund reserves the right to reject any purchase order, including purchases made with foreign and third party drafts or checks. All orders for new IRAs or other retirement plan accounts placed through the transfer agent must be accompanied by an account application. Account applications may be obtained from your investment representative or the Fund at 1-800-551-3731.

         Organizations placing orders directly or on behalf of their customers should contact the Fund at 1-800-551-3731. Investors may also call the Fund for information on how to purchase Shares.

         If purchase orders are received in good form and accepted by the Fund prior to 4:00 p.m. (Eastern time) on any Business Day, Shares will be priced according to the net asset value per Share next determined on that day after receipt of the order. Immediately available funds must be received by the Custodian prior to 4:00 p.m. within five Business Days following the receipt of such order. If funds are not received by such date, the order will be cancelled, and notice thereof will be given to the person or organization placing the order. In the case of an order for the purchase of Shares placed through a broker-dealer, it is the responsibility of the broker-dealer to promptly transmit the order to the Distributor. If the broker-dealer fails to do so, the investor's right to that day's closing price must be settled between the investor and the broker-dealer. Payment for orders which are not received or accepted will be returned after prompt inquiry to the transmitting organization.

         PURCHASES BY MAIL. To purchase Shares of a Portfolio by mail, complete an account application and send it to the Fund along with a check (or other negotiable bank draft or money order) in at least the minimum initial purchase amount, made payable to the appropriate Portfolio. Investors purchasing Shares of the Equity Income and/or National Municipal Bond Portfolios by mail must indicate whether they wish to buy Investor A Shares or Investor B Shares. Subsequent purchases of Shares of a Portfolio may be made at any time in at least the subsequent minimum purchase amount by mailing a check payable to the Portfolio.

         All shareholders of record will receive confirmations of Share purchases, exchanges, and redemptions in the mail. If Shares are held in the name of an organization, such organization is responsible for transmitting purchase, exchange, and redemption orders to the Fund on a timely basis, recording all purchase, exchange, and redemption transactions, and providing regular account statements which confirm such transactions to beneficial owners (or arranging for such services).

AUTOMATIC INVESTMENT PROGRAM (AIP)

         Shareholders may open an account or add to their investment on a monthly basis in a minimum amount of $50, on the 20th day (or the next Business Day after the 20th day) of each month. Under the AIP, funds may be automatically withdrawn from the shareholder's checking account (as long as the shareholder's bank is a member of the Automated Clearing House). Such funds are invested in Investor A Shares or Investor B Shares, as appropriate, at the net asset value plus any applicable front-end sales charge next determined on the day an order is effected by the transfer agent, BISYS Fund Services Ohio, Inc. (the "Transfer Agent"). An investor may apply for participation in the AIP through the organization servicing his or her Fund account and by completing the supplementary AIP authorization form. The AIP may be modified or terminated by a shareholder on 30 days' written notice to his or her investment representative or to the Fund, or by the Fund at any time.


APPLICABLE SALES CHARGES - INVESTOR A SHARES

         The public offering price for Investor A Shares of the Portfolios is the sum of the net asset value of the Shares being purchased plus any applicable sales charge. No sales charge is assessed on the reinvestment of distributions. The sales charges are assessed as follows:

              EQUITY INCOME AND NATIONAL MUNICIPAL BOND PORTFOLIOS

                                                                                              DEALERS'
                                                            AS A % OF        AS A % OF        REALLOWANCE
                                                            OFFERING         NET ASSET        AS A % OF
 AMOUNT OF                                                    PRICE            VALUE           OFFERING
TRANSACTION                                                 PER SHARE        PER SHARE           PRICE
-----------                                                 ---------        ---------        -----------
Less than $50,000. . . . . . . . . .                            4.50%            4.70%           4.00%
$ 50,000 but less than $100,000. . .                            3.50             3.60            3.00
$100,000 but less than $250,000. . .                            2.50             2.60            2.00
$250,000 but less than $500,000. . .                            1.50             1.50            1.00
$500,000 but less than $1,000,000. .                            1.00             1.00            0.50
$1,000,000 and over. . . . . . . . .                             .50              .50             .40

                 SHORT-INTERMEDIATE CORPORATE BOND PORTFOLIO
                                                                                              DEALERS'
                                                            AS A % OF        AS A % OF        REALLOWANCE
                                                            OFFERING         NET ASSET        AS A % OF
 AMOUNT OF                                                    PRICE            VALUE           OFFERING
TRANSACTION                                                 PER SHARE        PER SHARE           PRICE
-----------                                                 ---------        ---------        -----------

Less than $250,000. . . . . . . . . .                           2.50%            2.56%           2.00%
$250,000 but less than $500,000. . .                            1.50             1.52            1.30
$500,000 but less than $1,000,000. .                            1.00             1.01             .85
$1,000,000 and over. . . . . . . . .                             .50              .50             .40

The Distributor will pay the appropriate Dealers' Reallowance to broker-dealer organizations which have entered into an agreement with the Distributor. The Dealers' Reallowance may be changed from time to time. Upon notice to the Fund's shareholders, the Distributor, at its sole discretion, may reallow up to the full applicable sales charge as shown on the above schedule during periods specified in such notice. Dealers who receive 90% or more of a sales load may be deemed to be "underwriters" under the Securities Act of 1933, as amended.


         No sales charge is assessed on purchases of Investor A Shares by: (a) directors and officers of the Fund and the immediate family members of such individuals; (b) directors, current and retired employees and participants in employee benefit/retirement plans (future and current annuitants) of Mercantile Bancorporation Inc. or any of its affiliates or the Distributor or its affiliates and the immediate family members of such individuals; (c) brokers, dealers, and agents who have a sales agreement with the Distributor, and their employees (and the immediate family members of such individuals); (d) customers who purchase pursuant to a wrap fee program offered by any broker-dealer or other financial institution or financial planning organization; (e) individuals who purchase Investor A Shares with the proceeds of Trust Shares or Institutional Shares redeemed in connection with a rollover of benefits paid by a qualified retirement or employee benefit plan or distribution on behalf of any other qualified account administered by Mercantile or its affiliates or correspondent banks, within 60 days of receipt of such payment; (f) individuals who purchase shares through a payroll deduction program; (g) employees of any sub-adviser to the Fund; (h) holders of Southwestern Bell Visa cards issued by Mercantile Bank of Illinois, N.A. (credit cards may not be used for the purchase of Fund shares); (i) investors exchanging Trust Shares or Institutional Shares of a Portfolio received from the distribution of assets held in a qualified trust, agency or custodian account with the trust department of Mercantile or any of its affiliated or correspondent banks; or (j) other investment companies distributed by the Distributor or its affiliates.

REDUCED SALES CHARGES - INVESTOR A SHARES

         The sales charge on Investor A Shares of the Portfolios may be reduced or eliminated for beneficiaries of insurance company claims and the employees of the insurance company who refer the beneficiaries. To qualify for the sales load reduction as a beneficiary, an insurance company must initially refer the beneficiary directly to the Fund. To qualify for the sales load reduction as an employee of the insurance company, the insurance company must participate in a referral program with the Distributor. At the time of purchase the investor must furnish the Transfer Agent with information sufficient to permit verification that the purchase qualifies for a reduced sales charge. The sales charge for these investors is assessed as follows:

                                                                                              DEALERS'
                                                            AS A % OF        AS A % OF        REALLOWANCE
                                                            OFFERING         NET ASSET        AS A % OF
 AMOUNT OF                                                    PRICE            VALUE           OFFERING
TRANSACTION                                                 PER SHARE        PER SHARE           PRICE
-----------                                                 ---------        ---------        -----------
Less than $250,000                                             1.75%            1.78%           1.50%
$250,000 but less than $500,000                                1.25%            1.27%           1.00%
$500,000 but less than $1,000,000                              0.75%            0.76%           0.50%
$1,000,000 and over                                            0.00%            0.00%           0.00%

         The sales charge on purchases of Investor A Shares of the Portfolios may also be reduced through:

         -       rights of accumulation
         -       quantity discounts
         -       letter of intent
         -       reinvestment privilege

To qualify for a reduced sales load, an investor must so notify his or her investment representative, who in turn will notify the Distributor at the time of purchase.

         RIGHTS OF ACCUMULATION - INVESTOR A SHARES. An investor who has previously purchased Investor A Shares of the Portfolio and has paid a sales charge ("load") may be eligible for reduced sales charges when purchasing additional Investor A Shares of a Portfolio with a sales charge. An investor's aggregate investment in Shares of such load Portfolios is the total value (based on the higher of current net asset value or the public offering price originally paid) of: (a) current purchases, and (b) Shares that are already beneficially owned by the investor on which a sales charge has already been paid. If, for example, an investor beneficially owns Investor A Shares of a load Portfolio with an aggregate current value of $240,000 and subsequently purchases additional Investor A Shares of a load Portfolio having a current value of $10,000, the sales charge applicable to the subsequent purchase would be reduced to 1.50% of the offering price.

         QUANTITY DISCOUNTS - INVESTOR A SHARES. As shown in the table under "Applicable Sales Charges - Investor A Shares," larger purchases reduce the sales charge paid. The Fund will combine purchases made in a load Portfolio on the same day by the investor and immediate family members when calculating the applicable sales charge.

         LETTER OF INTENT - INVESTOR A SHARES. By checking the Letter of Intent box on the account application, a shareholder becomes eligible for reduced sales charges applicable to the total amount invested in Investor A Shares in a load Portfolio over a 13-month period (beginning up to 90 days prior to the date indicated on the account application). The Transfer Agent will hold in escrow 5% of the amount indicated for payment of a higher sales load if a shareholder does not purchase the full amount indicated on the account application. Upon completion of the total minimum investment specified on the account application, the escrow will be released, and an adjustment will be made to reflect any reduced sales charge applicable to Shares purchased during the 90-day period prior to submission of the account application. Additionally, if total purchases within the 13-month period exceed the amount specified, an adjustment will be made to reflect further reduced sales charges applicable to such purchases. All such adjustments will be made at the conclusion of the 13-month period and in the form of additional Shares credited to the shareholder's account at the then current public offering price applicable to a single purchase of the total amount of the total purchases. If total purchases are less than the amount specified, escrowed Shares may be involuntarily redeemed to pay the additional sales charge. Checking a Letter of Intent box does not bind an investor to purchase, or the Fund to sell, the full amount indicated at the sales load in effect at the time of signing, but an investor must complete the intended purchase to obtain the reduced sales load.

         REINVESTMENT PRIVILEGE - INVESTOR A SHARES. Upon redemption of Investor A Shares on which a sales charge was paid, a shareholder has a one-time right, to be exercised within 60 days, to reinvest the redemption proceeds at the next determined net asset value without paying any additional sales charge. The shareholder must notify his or her investment representative or the Distributor in writing of the reinvestment and provide a receipt or other evidence of the redemption in order to eliminate a sales charge.

         MISCELLANEOUS - INVESTOR A SHARES. Reduced sales charges may be modified or terminated at any time and are subject to confirmation of an investor's holdings. For more information about reduced sales charges, an investor should contact his or her investment representative or the Distributor.


APPLICABLE SALES CHARGES - INVESTOR B SHARES

         The public offering price for Investor B Shares of the Equity Income and National Municipal Bond Portfolios is the net asset value of the Investor B Shares purchased. Although investors pay no front-end sales charge on purchases of Investor B Shares, such Shares are subject to a deferred sales charge at the rates set forth in the chart below if they are redeemed within six years of purchase. Service Organizations will receive commissions from the Distributor in connection with sales of Investor B Shares. These commissions may be different than the reallowances or placement fees paid to dealers in connection with sales of Investor A Shares. The deferred sales charge on Investor B Shares is based on the lesser of the net asset value of the Shares on the redemption date or the original cost of the Shares being redeemed. As a result, no sales charge is charged on any increase in the principal value of an investor's Shares. In addition, a contingent deferred sales charge will not be assessed on Investor B Shares purchased through reinvestment of dividends or capital gains distributions.

         The amount of any contingent deferred sales charge an investor must pay on Investor B Shares depends on the number of years that elapse between the purchase date and the date such Investor B Shares are redeemed. Solely for purposes of determining the number of years from the time of payment for an investor's Share purchase, all payments during a month will be aggregated and deemed to have been made on the first day of the month.


                                                          CONTINGENT DEFERRED
                                                          SALES CHARGE (AS A
   NUMBER OF YEARS                                        PERCENTAGE OF DOLLAR AMOUNT
 ELAPSED SINCE PURCHASE                                   SUBJECT TO THE CHARGE)
 ----------------------                                   ---------------------------

 One or less...................                                       5.0%
 More than one, but less
   than two....................                                       4.0%
 Two, but less than three......                                       3.0%
 Three, but less than four.....                                       3.0%
 Four, but less than five......                                       2.0%
 Five, and up to and
   including six...............                                       1.0%
 After six years...............                                       None

         When an investor redeems his or her Investor B Shares, the redemption order is processed to minimize the amount of the contingent deferred sales charge that will be charged. Investor B Shares are redeemed first from those Investor B Shares that are not subject to the deferred sales load (i.e., Investor B Shares that were acquired through reinvestment of dividends or capital gain distributions) and after that from the Investor B Shares that have been held the longest.

         For example, assume an investor purchased 100 Investor B Shares at $10 a Share (for a total cost of $1,000), three years later the Shares have a net asset value of $12 per share and during that time the investor acquired 10 additional Shares through dividend reinvestment. If the investor then makes one redemption of 50 Shares (resulting in proceeds of $600, 50 Shares x $12 per share), the first 10 Shares redeemed will not be subject to the contingent deferred sales charge because they were acquired through reinvestment of dividends. With respect to the remaining 40 Shares redeemed, the contingent deferred sales charge is charged at $10 per Share (because the original purchase price of $10 per Share is lower than the current net asset value of $12 per share). Therefore, only $400 of the $600 such investor received from selling his or her Shares will be subject to the contingent deferred sales charge, at a rate of 3.0% (the applicable rate in the third year after purchase). The proceeds from the contingent deferred sales charge that the investor may pay upon redemption go to the Distributor, which may use such amounts to defray the expenses associated with the distribution-related services involved in selling Investor B Shares. The contingent deferred sales charge, along with ongoing distribution fees paid with respect to Investor B Shares, enables those Shares to be purchased without the imposition of a front-end sales charge.

         EXEMPTIONS FROM THE CONTINGENT DEFERRED SALES CHARGE. The following types of redemptions qualify for an exemption from the contingent deferred sales charge: (i) exchanges described under "Exchange Privileges" below; (ii) redemptions in connection with required (or, in some cases, discretionary) distributions to participants or beneficiaries of an employee pension, profit-sharing or other trust or qualified retirement or Keogh plan, individual retirement account or custodial account maintained pursuant to Section 403(b)(7) of the Internal Revenue Code due to death, disability or the attainment of a specified age; (iii) redemptions effected pursuant to a Portfolio's right to liquidate a shareholder's account if the aggregate net asset value of Shares held in the account is less than the minimum account size; (iv) redemptions in connection with the death or disability of a shareholder; or (v) redemptions resulting from a tax-free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Internal Revenue Code.

CHARACTERISTICS OF INVESTOR A SHARES AND INVESTOR B SHARES

         The primary difference between Investor A Shares and Investor B Shares lies in their sales charge structures and distribution arrangements. An investor should understand that the purpose and function of the sales charge structures and distribution arrangements for both Investor A Shares and Investor B Shares are the same.

         Investor A Shares are sold at their net asset value plus a front-end sales charge of up to 4.50%. (See "Pricing of Shares.") This front-end sales charge may be reduced or waived in some cases. (See "Applicable Sales Charges
- Investor A Shares.") Investor A Shares are subject to ongoing distribution fees at an annual rate of up to 0.30% of a Fund's average daily net assets attributable to its Investor A Shares.

         Investor B Shares are sold at net asset value without an initial sales charge. Normally, however, a deferred sales charge is paid if the Shares are redeemed within six years of investment. (See "Applicable Sales Charges - Investor B Shares.") Investor B Shares are subject to ongoing distribution fees at an annual rate of up to 1.00% of a Fund's average daily net assets attributable to its Investor B Shares. These ongoing fees, which are higher than those charged on Investor A Shares, will cause Investor B Shares to have a higher expense ratio and pay lower dividends than Investor A Shares.

         Eight years after purchase, Investor B Shares will convert automatically to Investor A Shares. The purpose of the conversion is to relieve a holder of Investor B Shares of the higher ongoing expenses charged to those Shares, after enough time has passed to allow the Distributor to recover approximately the amount it would have received if a front-end sales charge had been charged. The conversion from Investor B Shares to Investor A Shares takes place at net asset value, as a result of which an investor receives dollar-for-dollar the same value of Investor A Shares as he or she had of Investor B Shares. The conversion occurs eight years after the beginning of the calendar month in which the Shares are purchased. As a result of the conversion, the converted Shares are relieved of the distribution fees borne by Investor B Shares, although they are subject to the distribution fees borne by Investor A Shares.

         Investor B Shares acquired through a reinvestment of dividends or distributions (as discussed under "Applicable Sales Charges -- Investor B Shares") are also converted at the earlier of two dates - eight years after the beginning of the calendar month in which the reinvestment occurred or the date of conversion of the most recently purchased Investor B Shares that were not acquired through reinvestment of dividends or distributions. For example, if an investor makes a one-time purchase of Investor B Shares of a particular Portfolio, and subsequently acquires additional Investor B Shares of that Portfolio only through reinvestment of dividends and/or distributions, all of such investor's Investor B Shares in that Portfolio, including those acquired through reinvestment, will convert to Investor A Shares of that Portfolio on the same date.

FACTORS TO CONSIDER WHEN SELECTING INVESTOR A SHARES OR INVESTOR B SHARES

         Before purchasing Investor A Shares of the Portfolios or Investor B Shares of the Equity Income and National Municipal Bond Portfolios, investors should consider whether, during the anticipated life of their investment in the Portfolios, the accumulated distribution fees and potential contingent deferred sales charges on Investor B Shares prior to conversion would be less than the initial sales charge and accumulated distribution fees on Investor A Shares purchased at the same time, and to what extent such differential would be offset by the higher yield of Investor A Shares. In this regard, to the extent that the sales charge for Investor A Shares is waived or reduced by one of the methods described above, investments in Investor A Shares become more desirable. The Fund will refuse all purchase orders for Investor B Shares of over $100,000.

         Although Investor A Shares are subject to a distribution fee, they are not subject to the higher distribution fee applicable to Investor B Shares.
For this reason, Investor A Shares can be expected to pay correspondingly higher dividends per Share. However, because initial sales charges are deducted at the time of purchase, purchasers of Investor A Shares that do not qualify for waivers of or reductions in the initial sales charge would have less of their purchase price initially invested in a Portfolio than purchasers of Investor B Shares.

         As described above, purchasers of Investor B Shares will have more of their initial purchase price invested. Any positive investment return on this additional invested amount would partially or wholly offset the expected higher annual expenses borne by Investor B Shares. Because the Portfolios' future returns cannot be predicted, there can be no assurance that this will be the case. Holders of Investor B Shares would, however, own Shares that are subject to higher annual expenses and, for a six-year period, such Shares would be subject to a contingent deferred sales charge of up to 5.00% upon redemption, depending upon the year of redemption. Investors expecting to redeem during this six-year period should compare the cost of the contingent deferred sales charge plus the aggregate annual Investor B Shares' distribution fees to the cost of the initial sales charge and distribution fees on the Investor A Shares. Over time, the expense of the annual distribution fees on the Investor B Shares may equal or exceed the initial sales charge and annual distribution fee applicable to Investor A Shares. For example, if net asset value remains constant, the aggregate distribution fees with respect to Investor B Shares on the Portfolios would equal or exceed the initial sales charge and aggregate distribution fees of Investor A Shares approximately eight years after the purchase. In order to reduce such fees of investors that hold Investor B Shares for more than eight years, Investor B Shares will be automatically converted to Investor A Shares as described above at the end of such eight-year period.

EXCHANGE PRIVILEGES


         The exchange privilege enables shareholders to exchange (i) Investor A Shares of a Portfolio for Investor A Shares of another Portfolio offered by the Fund or, under certain circumstances described below, for Trust Shares or Institutional Shares of the same Portfolio, and (ii) Investor B Shares of the Equity Income or National Municipal Bond Portfolios for Investor B Shares of another Portfolio offered by the Fund.


         EXCHANGES - INVESTOR A SHARES. Shareholders who have purchased Investor A Shares of a Portfolio and who have paid any applicable sales charge ("load") (including Shares acquired through reinvestment of dividends or distributions on such Shares) may exchange those Shares for Investor A Shares of another load Portfolio without paying an additional sales load.
Shareholders may also exchange Investor A Shares of a no-load Portfolio for Investor A Shares of another no-load Portfolio without paying a sales load. When Investor A Shares of a no-load Portfolio are exchanged for Investor A Shares of a load Portfolio, the applicable sales load (if any) will be assessed. However, shareholders exchanging Investor A Shares of a no-load Portfolio that were acquired through a previous exchange involving Shares on which a load was paid will not be required to pay an additional sales load upon the reinvestment of the equivalent investment into a load Portfolio within a twelve month period. Under such circumstances, the shareholder must notify the Distributor that a sales load was originally paid and provide the Distributor with sufficient information to permit confirmation of the shareholder's right not to pay a sales load.


         In addition, shareholders who have a qualified trust, agency or custodian account with the trust department of Mercantile or any of its affiliated or correspondent banks, and whose shares are to be held in that account, may also exchange Investor A Shares in a Portfolio for Trust Shares or Institutional Shares in the same Portfolio.


EXCHANGE PRIVILEGE - INVESTOR B SHARES

         Shareholders who have purchased Investor B Shares of a Portfolio (including Shares acquired through reinvestment of dividends or distributions on such Shares) may exchange those

Shares for Investor B Shares of another Portfolio without the payment of any contingent deferred sales charge at the time the exchange is made. In determining the holding period for calculating the contingent deferred sales charge payable on redemptions of Investor B Shares, the holding period of the Investor B Shares originally held will be added to the holding period of the Investor B Shares acquired through the exchange. No exchange fee is imposed by the Fund.

         The Shares exchanged must have a current value at least equal to the minimum initial or subsequent investment required by the particular Portfolio into which the exchange is being made. The Fund reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time upon 60 days' written notice to shareholders. An investor may telephone an exchange request by calling his or her investment representative, which is responsible for transmitting such exchange request to the Fund. (See "Other Exchange or Redemption Information" below.) Investors who want to telephone an exchange request directly to the Fund, and, have elected this privilege on the account application may follow the procedures described below under "Redemption by Telephone." An investor should consult his or her investment representative or the Fund for further information regarding procedures for exchanging Shares.

         In addition to the Portfolios described in this Prospectus, the Fund currently offers Investor A Shares and/or Investor B Shares in the following
Portfolios:


         -  The ARCH Money Market Portfolio
         -  The ARCH Treasury Money Market Portfoli1
         -  The ARCH Growth & Income Equity Portfolio
         -  The ARCH Emerging Growth Portfolio
         -  The ARCH Government & Corporate Bond Portfolio
         -  The ARCH U.S. Government Securities Portfolio
         -  The ARCH Balanced Portfolio
         -  The ARCH International Equity Portfolio
         -  The ARCH Short-Intermediate Municipal Portfolio1
         -  The ARCH Tax-Exempt Money Market Portfoli1
         -  The ARCH Missouri Tax-Exempt Bond Portfolio
         -  The ARCH Kansas Tax-Exempt Bond Portfolio2


         For information concerning these Portfolios, please call (800) 551-3731. Shareholders exercising the exchange privilege with any of the other Portfolios in the Fund should request and review the Portfolio's Prospectus carefully prior to making an exchange.


__________________________________

1.       Does not offer Investor B Shares.

2.       Expected to commence operations in 1996.

REDEMPTION OF SHARES

         Redemption orders should be placed with or through the same broker-dealer organization that placed the original purchase order. Redemption orders are effected at a Portfolio's net asset value per Share next determined after receipt of the order by the Fund. Proceeds from the redemptions of Investor B Shares will be reduced by the amount of any applicable contingent deferred sales charge. The organization through which the investor placed the order is responsible for transmitting redemption orders to the Fund on a timely basis. Proceeds from redemptions of Investor A and Investor B Shares of the Portfolios with respect to redemption orders received and accepted by the Fund before 4:00 p.m. (Eastern time) on a Business Day normally are sent electronically or mailed by check to the organization that placed the redemption order within five Business Days after the Distributor's receipt of the order in good form. No charge for sending redemption payments electronically is currently imposed by the Fund, although a charge may be imposed in the future. The Fund reserves the right to send redemption proceeds electronically within seven days after receiving a redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect a Portfolio.

REDEMPTION BY MAIL

         A written redemption request must be accompanied by any Share certificates which are properly endorsed for transfer. The Transfer Agent may require a signature guarantee by an eligible guarantor institution. For purposes of this policy, the term "eligible guarantor institution" shall include banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings associations as those terms are defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. The Transfer Agent reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000. The signature guarantee requirement will be waived if all of the following conditions apply:
(1) the redemption check is payable to the shareholder(s) of record and (2) the redemption check is mailed to the shareholder(s) at the address of record or the proceeds are either mailed or sent electronically to a commercial bank account previously designated on the account application. An investor with questions or needing assistance should contact his or her investment representative or the Fund. Additional documentation may be required if the redemption is requested by a corporation, partnership, trust, fiduciary, executor, or administrator.

REDEMPTION BY TELEPHONE

         Shares may be redeemed by telephone if the shareholder selected that option on the account application. The shareholder may have the proceeds mailed to his or her address or mailed or sent electronically to a bank account previously designated on the account application. It is not necessary for shareholders to confirm telephone redemption requests in writing. If a shareholder did not originally select the telephone redemption privilege, the shareholder must provide written instructions to the Transfer Agent to add this feature. Neither the Fund nor its service contractors will be liable for any loss, damage, expense or cost arising out of any telephone redemption effected in accordance with the Fund's telephone redemption procedures, upon instructions reasonably believed to be genuine. The Fund will employ procedures designed to provide reasonable assurance that instructions by telephone are genuine; if these procedures are not followed the Fund or its service contractors may be liable for any losses due to unauthorized or fraudulent instructions. If Share certificates are outstanding with respect to an account, the telephone redemption and exchange privilege is not available. If, due to temporary adverse conditions, investors are unable to effect telephone transactions, investors are encouraged to follow the procedures described in "Other Exchange or Redemption Information" below.

AUTOMATIC WITHDRAWAL PLAN (AWP)

         An Automatic Withdrawal Plan may be established by a new or existing shareholder of any Portfolio if the value of his or her account (valued at the net asset value at the time of the establishment of the AWP) equals $10,000 or more. Shareholders who elect to establish an AWP may receive a monthly, quarterly, semi-annual, or annual check in a stated amount of not less than $50 on or about the 25th day of the applicable month of withdrawal. Periodic payments will be reduced by any applicable contingent deferred sales charge. Portfolio Shares will be redeemed as necessary to meet withdrawal payments. Withdrawals may reduce principal and eventually deplete the shareholder's account. The maintenance of an AWP may be disadvantageous for holders of Investor B Shares due to the effect of the contingent deferred sales charge. A shareholder who desires to establish an AWP after opening an account should complete the AWP form in the back of the Prospectus or contact his or her investment representative or the Distributor for an AWP application. A signature guarantee will be required. An AWP may be terminated by a shareholder on 30 days' written notice to his or her investment representative or to the Fund or by the Fund at any time.

PURCHASE OF SHARES AT NET ASSET VALUE

         From time to time the Distributor may offer special concessions to enable investors to purchase Investor A Shares of a Portfolio offered by the Fund at net asset value without payment of a front-end sales charge. To qualify for a net asset value purchase, the investor must pay for such purchase with the proceeds from the redemption of Shares of a non-affiliated mutual fund on which a front-end sales charge was paid. A qualifying purchase of Shares must occur within 30 days of the prior redemption and must be evidenced by a confirmation of the redemption transaction. At the time of purchase, the investment representative must notify the Distributor that the purchase qualifies for a purchase at net asset value. Proceeds from the redemption of Shares on which no front-end sales charge was paid do not qualify for a purchase at net asset value.

OTHER EXCHANGE OR REDEMPTION INFORMATION

         During periods of substantial economic or market change or activity, telephone redemptions or exchanges may be difficult to complete. In such event, Shares may be redeemed or exchanged by mailing the request directly to the organization through which the original Shares were purchased or directly to the Fund at P.O. Box 78069, St. Louis, Missouri 63178.

         At various times, the Fund may be requested to redeem Shares for which it has not yet received good payment. In such circumstances, the Fund may delay the forwarding of proceeds until payment has been collected for the purchase of such Shares which may take up to 15 days or more. To avoid delay in payment upon redemption shortly after purchasing Shares, investors should purchase Shares by certified or bank check or by electronic transfer. The Fund intends to pay cash for all Shares redeemed, but under abnormal conditions which make payment in cash unwise, the Fund may make payment wholly or partly in portfolio securities at their then market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

         A shareholder may be required to redeem Shares in a Portfolio upon 60 days' written notice if the balance in the shareholder's account drops below $500. The Fund will not require a shareholder to redeem Portfolio Shares if the value of the shareholder's account drops below $500 due to fluctuations in net asset value. Share balances may also be redeemed pursuant to arrangements between broker-dealer organizations and their investors.

                            YIELDS AND TOTAL RETURNS

         Yield and total return quotations are computed separately for Trust Shares, Institutional Shares, Investor A Shares and Investor B Shares of a Portfolio. TOTAL RETURN AND YIELD FIGURES WILL FLUCTUATE, ARE BASED ON HISTORICAL EARNINGS, AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The methods used to compute each Portfolio's yields and total returns are described below and in the Statement of Additional Information.

         From time to time, performance information such as total return and yield data for the Portfolios' Investor A and/or Investor B Shares may be quoted in advertisements or in communications to shareholders. The yield of a Portfolio is computed based on the net income of such Shares in the particular Portfolio during a 30-day (or one-month) period identified in connection with the particular yield quotation. More specifically, the yield is computed by dividing the Portfolio's net income per Share during a 30-day (or one-month) period by the maximum Public Offering Price per Share on the last day of the period and annualizing the result. The National Municipal Bond Portfolio's "tax equivalent" yield, which shows the level of taxable yield needed to produce an after-tax equivalent to the Portfolio's tax-free yield, may also be quoted from time to time. This is done by increasing the Portfolio's yield (calculated as above) by the amount necessary to reflect the payment of federal income tax at a stated tax rate.

         The Portfolios' total returns may be calculated on an average annual total return basis, and may also be calculated on an aggregate total return basis, for various periods. Average annual total returns with respect to such Shares reflect the average annual percentage change in value of an investment in such Shares of the particular class of a Portfolio over the particular measuring period. Aggregate total returns reflect the cumulative percentage change in value over the measuring period. Both methods of calculating total returns assume that dividends and capital gain distributions made by the Portfolio during the period are reinvested in the same class of the Portfolio and that the maximum sales load in effect during the period has been charged by the Portfolio. The Portfolios' total return figures may also be calculated without the deduction of the maximum sales charge in effect during the period. The effect of not deducting the sales charge will be to increase the total return reflected. When considering average annual total return figures for periods longer than one year, it is important to note that a Portfolio's annual total return for any one year in the period might have been more or less than the average for the entire period.

         Performance data of the Portfolios' Investor A and Investor B Shares may be compared to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices and data such as that provided by Lehman Brothers, Inc. or any of its affiliates, Ibbotson Associates, Inc., Lipper Analytical Services, Inc. and Mutual Fund Forecaster. References may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Institutional Investor, Pensions and Investments, U.S.A. Today, Fortune, CDA/Weisenberger, Morningstar, Inc. and publications of a local or regional nature. In addition to performance information, general information about the Portfolios that appears in a publication such as those mentioned above may be included in advertisements and in reports to shareholders.

         Performance quotations of class of Shares in a Portfolio represent that Portfolio's past performance and should not be considered as representative of future results. Any account fees charged by an investment representative will not be included in the calculations of a Portfolios' yields and total returns. Such fees, if any, will reduce the investor's net return on an investment in a Portfolio. Investors may call 1-800-452-ARCH to obtain current yield and total return information.


                          DIVIDENDS AND DISTRIBUTIONS

THE EQUITY INCOME PORTFOLIO

         Net investment income for the Equity Income Portfolio is declared and paid quarterly as a dividend to shareholders of record. Dividends on each Share of this Portfolio are determined in the same manner and are paid in the same amount, irrespective of class, except that the Portfolio's Trust Shares and Institutional Shares bear all expenses of the respective Administrative Services Plans adopted for such Shares and the Portfolio's Investor A Shares and Investor B Shares bear all expenses of the respective Distribution and Services Plans adopted for such Shares. In addition, the Portfolio's Institutional Shares bear the expense of certain sub-transfer agency fees. (See "Management of the Fund" and "Other Information Concerning the Fund and Its Shares".)

THE NATIONAL MUNICIPAL BOND AND SHORT-INTERMEDIATE CORPORATE BOND PORTFOLIOS

         Dividends from net investment income of the National Municipal Bond and Short-Intermediate Corporate Bond Portfolios are declared daily and paid monthly not later than five Business Days after the end of each month.
Investor A Shares and/or Investor B Shares of these Portfolios earn dividends from the day after the purchase order is received by the Fund through the day the redemption order for such Shares is received. Dividends on each Share of such Portfolios are determined in the same manner and are paid in the same amounts irrespective of class, except that Trust Shares of each Portfolio and Institutional Shares of the Short-Intermediate Corporate Bond Portfolio bear all expenses of the respective Administrative Services Plans adopted for such Shares and Investor A Shares of each Portfolio and Investor B Shares of the National Municipal Bond Portfolio bear all expenses of the respective Distribution and Services Plans adopted for such Shares. In addition, the Short-Intermediate Corporate Bond Portfolio's Institutional Shares bear the expense of certain sub-transfer agency fees. (See "Management of the Fund" and "Other Information Concerning the Fund and Its Shares".)

OTHER DIVIDEND AND DISTRIBUTION INFORMATION

         Net realized capital gains of a Portfolio, if any, are distributed at least annually. All dividends and distributions paid on a Portfolio's Shares are automatically reinvested (without a sales load) in additional Shares of the same class unless the investor has (i) otherwise indicated on the account application, or (ii) redeemed all the Shares held in a Portfolio, in which case a distribution will be paid in cash. Reinvested dividends and distributions will be taxed in the same manner as those paid in cash.


                                     TAXES

FEDERAL TAXES

         Each Portfolio intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), for the taxable year ending November 30, 1996, and to continue to so qualify as long as such qualification is in the best interests of shareholders. A regulated investment company generally is exempt from federal income tax on amounts distributed to shareholders.

         Qualification as a regulated investment company under the Code for a taxable year requires, among other things, that each Portfolio distribute to its shareholders an amount equal to at least the sum of 90% of its investment company taxable income and 90% of its exempt-interest income (if any) net of certain deductions for such year. In general, a Portfolio's investment company taxable income will be its taxable income, including dividends, interest and short-term capital gains (the excess of net short-term capital gain over net long-term capital loss), subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. It is the policy of the Equity Income and Short-Intermediate Corporate Bond Portfolios to distribute as dividends substantially all of their respective investment company taxable income and any net tax-exempt interest income each year. Such dividends will be taxable as ordinary income to a Portfolio's shareholders who are not currently exempt from federal income taxes, whether such income is received in cash or reinvested in additional Shares. (Federal income taxes for distributions to an IRA are deferred under the Code.) In the case of the Equity Income Portfolio, such dividends will qualify for the dividends received deduction for corporations to the extent of the total qualifying dividends received by the Portfolio from domestic corporations for the taxable year.

         It is the policy of the National Municipal Bond Portfolio to distribute as dividends substantially all of its net tax-exempt interest income and any investment company taxable income each year. Dividends derived from interest on Municipal Obligations (known as exempt-interest dividends) may be treated by shareholders as items of interest excludable from their gross income under Section 103(a) of the Code, unless under the circumstances applicable to the particular shareholder the exclusion would be disallowed. (See Statement of Additional Information under "Additional Information Concerning Taxes.") Distributions of net income may be taxable to investors under state or local law as dividend income even though a substantial portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income tax.

         If the National Municipal Bond Portfolio should hold certain private activity bonds issued after August 7, 1986, shareholders must include, as an item of tax preference, the portion of dividends paid by the Portfolio that is attributable to interest on such bonds in their federal alternative minimum taxable income for purposes of determining liability (if any) for the 26-28% alternative minimum tax applicable to individuals and the 20% alternative minimum tax and the environmental tax applicable to corporations. Corporate shareholders also must take all exempt-interest dividends into account in determining certain adjustments for federal alternative minimum and environmental tax purposes. The environmental tax applicable to corporations is imposed at the rate of .12% on the excess of the corporation's modified federal alternative minimum taxable income over $2,000,000.

         Substantially all of each Portfolio's net realized long-term capital gains, if any, will be distributed at least annually to its shareholders. A Portfolio will generally have no tax liability with respect to such gains and the distributions will be taxable to shareholders who are not currently exempt from federal income taxes as long-term capital gains, regardless of how long the shareholders have held the Shares and whether such dividends are received in cash or reinvested in additional Shares.

         An investor considering purchasing Shares of a Portfolio on or just before the record date of any capital gains distribution (or in the case of the Equity Income Portfolio, the record date of any dividend or capital gains distribution) should be aware that the amount of the forthcoming distribution, although in effect a return of capital, will be taxable.

         Dividends declared by a Portfolio in October, November, or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by the shareholders and paid by the Portfolio on December 31 of such year in the event such dividends are actually paid during January of the following year.

         Each Portfolio may be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or gross sale proceeds paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Portfolio that they are not subject to backup withholding when required to do so or that they are "exempt recipients."

         A taxable gain or loss may be realized by an investor upon redemption, transfer or exchange of Shares, depending upon the cost of such Shares when purchased and their price at the time of redemption, transfer or exchange. If an investor holds Shares for six months or less and during that time receives an exempt-interest dividend on those Shares, any loss realized on the sale or exchange of those Shares will be disallowed to the extent of the exempt-interest dividend.

STATE AND LOCAL TAXES

         The application of state and local taxes may have different consequences from those of the federal income tax law described above. In particular, shareholders should note that dividends paid by a Portfolio may be taxable to investors under state or local law as dividend income even though all or a portion of such dividends may be derived from interest on obligations that, if realized directly, would be exempt from such income taxes.

MISCELLANEOUS

         The foregoing summarizes some of the important federal and state tax considerations generally affecting the Portfolios and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Portfolios should consult their tax advisers with specific reference to their own tax situation. Shareholders will be advised at least annually as to the federal income tax consequences of distributions made each year.


                             MANAGEMENT OF THE FUND

         The Fund is managed under the direction of its Board of Directors. The Statement of Additional Information contains the names of and general background information concerning each director.

INVESTMENT ADVISER

         Mississippi Valley Advisors Inc. ("MVA") serves as the investment adviser to each Portfolio. MVA's principal office is located at One Mercantile Center, Seventh & Washington Streets, St. Louis, Missouri 63101. MVA is a wholly-owned subsidiary of Mercantile. As of December 31, 1995, MVA had approximately $7.0 billion in assets under investment management, including the Fund's assets, which were approximately $2.1 billion. MVA also serves as investment adviser to each of the Fund's other Portfolios.

         Subject to the general supervision of the Fund's Board of Directors and in accordance with the Fund's investment policies, MVA manages the Portfolios, makes investment decisions with respect to and places orders for all purchases and sales of the Portfolios' securities and other investments, and directs the maintenance of each Portfolio's records relating to such purchases and sales.

         For the services provided and expenses assumed pursuant to the investment advisory agreement, MVA is entitled to receive fees, computed daily and payable monthly, at the annual rates of .75%, .55% and .55% of the average daily net assets of the Equity Income, National Municipal Bond and Short-Intermediate Corporate Bond Portfolios, respectively.

         MVA may from time to time voluntarily reduce all or a portion of its advisory fee to increase the net income of one or more Portfolios available for distributions as dividends. The voluntary fee reduction will cause the return of any such Portfolio to be higher than it would otherwise be in the absence of such reduction.

         Gregory A. Glidden, is the person primarily responsible for the day-to-day management of the Equity Income Portfolio. Mr. Glidden, Senior Associate, has been with MVA since 1983.

         Peter Merzian is the person primarily responsible for the day-to-day management of the National Municipal Bond Portfolio. Mr. Merzian, Senior Associate joined MVA in 1993 and prior thereto was employed as a portfolio manager by another financial institution.

         David A. Bethke, is the person primarily responsible for the day-to-day management of the Short-Intermediate Corporate Bond Portfolio. Mr. Bethke, Senior Associate, joined MVA in 1987 and has six years of prior investment experience.


         Set forth below are certain performance data relating to those common trust funds of the Adviser and its affiliates (the "Commingled Funds"), which have been managed with full investment authority by the Adviser and/or its affiliates. The Commingled Funds have been divided into three investment portfolios, herein referred to as the "Equity Income Fund," the "National Municipal Bond Fund," and the "Short-Intermediate Corporate Bond Fund," respectively. The Commingled Funds have substantially similar investment objectives and use similar investment strategies and techniques as are used by the Fund's Equity Income Portfolio, National Municipal Bond Portfolio and Short-Intermediate Corporate Bond Portfolio, respectively.

         The performance information set forth below reflects past performance and is not necessarily indicative of the future performance of the Fund's Equity Income Portfolio, National Municipal Bond Portfolio and Short-Intermediate Corporate Bond Portfolio, or any of the other investment portfolios of the Fund. Performance will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. In addition, because each of the Fund's Equity Income Portfolio, National Municipal Bond Portfolio and Short-Intermediate Corporate Bond Portfolio will be actively managed, its investments will vary from time to time and will not be identical to those investments held by the Commingled Funds.

COMPOSITE PERFORMANCE FOR THE COMMINGLED FUNDS1 SHOWING AVERAGE ANNUAL TOTAL RETURNS2

      Equity Income        National Municipal Bond           Short-Intermediate
      -------------        -----------------------           Corporate Bond
                                                             ------------------

       Investor A   Investor B   Investor A   Investor B            Investor A
        Shares       Shares       Shares       Shares               Shares
        ------       ------       ------       ------               ------
One Year
Five Years
Ten Years


ADMINISTRATOR

         BISYS Fund Services Ohio, Inc., located at 3435 Stelzer Road, Columbus, Ohio 43219, acts as the Portfolios' Administrator. The Administrator also serves as the administrator to each of the Fund's other Portfolios

__________________________________


1. The Equity Income Commingled Fund consists of the Mercantile Common Trust Fund I, the Mercantile Equity Fund for Charitable Trusts, the Mercantile Bank of Joplin Common Trust Fund A, and the Mercantile Bank of Illinois Common Trust Fund S. The National Municipal Bond Commingled Fund consists of the Mercantile Common Trust Fund M. The Short-Intermediate Corporate Commingled Fund consists of the Mercantile Common Trust Fund B, the Mercantile Fixed Income Fund for Charitable Trusts, the Mercantile Bank of Joplin Common Trust Fund B and the Mercantile Bank of Northern Iowa Common Trust Fund #2.

         The Commingled Funds have been advised by the Adviser or its affiliates since their respective dates of inception.

2. The above information is the average annual total return (calculated in conformity with Securities and Exchange Commission guidelines) for the periods indicated, assuming reinvestment of all net investment income and capital gain distributions and taking into account currently projected expense ratios for the initial fiscal year for the Investor A Shares and/or Investor B Shares of the Fund's Equity Income, National Municipal Bond and Short-Intermediate Corporate Bond Portfolios as well as the maximum front-end sales charge of 4.50% for Investor A Shares of such Portfolios (2.50% for the Short-Intermediate Corporate Bond Portfolio) and any applicable contingent deferred sales charge for Investor B Shares of the Equity Income and National Municipal Bond Portfolios.

         The Administrator generally assists in all aspects of each Portfolio's administration and operation and also monitors and performs other services pertaining to the Portfolios' arrangements with Service Organizations under the Distribution and Services Plans described below. For its services, the Administrator is entitled to receive a fee, computed daily and payable monthly, at the annual rate of .20% of each Portfolio's average daily net assets.

DISTRIBUTOR

         Investor A Shares of each Portfolio and Investor B Shares of the Equity Income and National Municipal Bond Portfolios are sold continuously by the Distributor, BISYS Fund Services ("BISYS"), an affiliate of the Administrator. The Distributor also monitors the Fund's arrangements under the Distribution and Services Plans described below. BISYS is a registered broker-dealer with principal offices at 3435 Stelzer Road, Columbus, Ohio 43219. The Distributor also acts as distributor to each of the Fund's other Portfolios.

         The Distributor may, at its expense, provide compensation to dealers in connection with sales of Shares of any of the Portfolios. Such compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more of the Portfolios, and/or other dealer-sponsored special events. In some instances, this compensation will be made available only to certain dealers whose representatives have sold a significant amount of such Shares. Compensation will include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Compensation will also include the following types of non-cash compensation offered through sales contests: (1) business and vacation trips, including the provision of travel arrangements and lodging at resorts, (2) tickets for entertainment events (such as concerts, cruises and sporting events) and (3) merchandise (such as clothing, trophies, clocks and pens). Dealers may not use sales of a Portfolio's Shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by the Portfolios or shareholders.

DISTRIBUTION AND SERVICES PLANS

         The Fund has adopted separate Distribution and Services Plans pursuant to Rule 12b-1 under the 1940 Act with respect to Investor A Shares of the Portfolios and Investor B Shares of the

Equity Income and National Municipal Bond Portfolios. Under the Distribution and Services Plans, the Fund may pay (i) the Distributor or another person for distribution services provided and expenses assumed and (ii) Service Organizations for shareholder administrative services provided pursuant to servicing agreements in connection with Investor A or Investor B Shares of a Portfolio. Payments to the Distributor are to compensate it for distribution assistance and expenses assumed and activities primarily intended to result in the sale of Investor A Shares or Investor B Shares, including compensating dealers and other sales personnel (which may include affiliates of the Fund's Adviser), direct advertising and marketing expenses and expenses incurred in connection with preparing, printing, mailing and distributing or publishing advertisements and sales literature, for printing and mailing Prospectuses and Statements of Additional Information (except those used for regulatory purposes or for distribution to existing shareholders), and costs associated with implementing and operating the Distribution and Services Plan. In addition, payments under the Distribution and Services Plan for Investor B Shares will be used to pay for or finance sales commissions and other fees payable to Service Organizations and other broker-dealers who sell Investor B Shares. (See "Management of the Fund -- Service Organizations" below for a description of the servicing agreements and the services provided by Service Organizations.)

         Under the Distribution and Services Plan for Investor A Shares, payments by the Fund for distribution expenses may not exceed .10% (annualized) of the average daily net asset value of each Portfolio's outstanding Investor A Shares and payments for shareholder administrative servicing expenses may not exceed .20% (annualized) of the average daily net asset value of each Portfolio's outstanding Investor A Shares.

         Under the Distribution and Services Plan for Investor B Shares, payments by the Fund for distribution expenses may not exceed .75% (annualized) of the average daily net asset value of each Portfolio's outstanding Investor B Shares and payments for shareholder administrative servicing expenses may not exceed .25% (annualized) of the average daily net asset value of each Portfolio's outstanding Investor B Shares.

         Actual distribution expenses paid by the Distributor with respect to Investor B Shares for any given year may exceed the distribution fees and contingent deferred sales charges received with respect to those Shares. These excess expenses may be reimbursed by Investor B shareholders out of contingent deferred sales charges and distribution payments in future years as long as the Distribution Plan for Investor B Shares is in effect.

SERVICE ORGANIZATIONS

         The servicing agreements adopted under the Distribution and Services Plans (the "Servicing Agreements") require the Service Organizations receiving such compensation (which may include Mercantile and its affiliates) to perform certain services, including providing administrative services with respect to the beneficial owners of Retail A Shares or Retail B Shares of a Portfolio, such as establishing and maintaining accounts and records for their customers who invest in such Shares, assisting customers in processing purchase, exchange and redemption requests, and responding to customer inquiries concerning their investments.

         Under the Servicing Agreements and upon notice to the Fund, a Service Organization may subcontract with one or more entities for the performance of certain services provided under its Servicing Agreement with the Fund. Such Service Organization shall be fully responsible to the Fund for the acts or omissions of any subcontractor as it would be for its own acts or omissions. The fees payable to any sub-contractor are paid by the Service Organization out of the fees it receives from the Fund.

          The Fund understands that Service Organizations providing such administrative services may also charge fees to their customers beneficially owning such Shares. These fees would be in addition to any amounts which may be received by such a Service Organization under its Servicing Agreement with the Fund. The Fund's Servicing Agreements require a Service Organization to disclose to its customers any compensation payable to the Service Organization by a Portfolio and any other compensation payable by its customers in connection with their investment in such Shares. Customers of such Service Organizations receiving servicing fees should read this Prospectus in light of the terms governing their accounts with their Service Organization.

CUSTODIAN AND TRANSFER AGENT

         Mercantile Bank of St. Louis National Association, an affiliate of the Fund and a wholly-owned subsidiary of Mercantile Bancorporation, Inc., with principal offices located at One Mercantile Center, 8th and Locust Streets, St. Louis, Missouri 63101, serves as Custodian of each Portfolio's assets. BISYS Fund Services Ohio, Inc. also serves as the Fund's transfer agent and dividend disbursing agent. Its address is 3435 Stelzer Road, Columbus, Ohio 43219.

REGULATORY MATTERS

         Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company

Act of 1956 or any affiliate thereof from sponsoring, organizing, or controlling the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling, or distributing securities such as Shares of the Portfolios. Such banking laws and regulations do not prohibit such a holding company or affiliate, or banks, from acting as investment adviser, transfer agent, or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. Mercantile, MVA, Service Organizations that are banks or bank affiliates, and broker-dealers that are bank affiliates are subject to such laws and regulations, but believe they may perform the services for the Portfolios contemplated by their respective agreements, this Prospectus and the Statement of Additional Information without violating applicable banking laws and regulations. In addition, State Securities laws on this issue may differ from the interpretation of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

         Should future legislative, judicial or administrative action prohibit or restrict the activities of such companies in connection with the provision of services on behalf of the Portfolios and their shareholders, the Fund might be required to alter materially or discontinue its arrangements with such companies and change its method of operation. It is not expected that investors would suffer any adverse financial consequences as a result of any of these occurrences.

         If current restrictions preventing a bank from legally sponsoring, organizing, controlling or distributing Shares of an investment company were relaxed, Mercantile or an affiliate of Mercantile, would consider the possibility of offering to perform additional services for the Portfolios. It is not possible, of course, to predict whether or in what form such legislation might be enacted or the terms upon which Mercantile, or such an affiliate, might offer to provide such services.

         Conflict of interest restrictions may apply to the receipt of compensation paid pursuant to a Servicing Agreement by a Portfolio to a financial intermediary in connection with the investment of fiduciary funds in
a Portfolio's Shares.   Institutions, including banks regulated by the
Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, should consult legal counsel before entering into Servicing Agreements.

EXPENSES

         Except as noted above and in the Statement of Additional Information under "Investment Advisory and Administrative Contracts" and "Custodian and Transfer Agent," the Fund's service contractors bear all expenses in connection with the performance of their services, except that the Distributor is compensated pursuant to the Distribution and Services Plans (as described under "Distribution and Services Plans" above). Expenses are deducted from the total income of each Portfolio before dividends and distributions are paid. These expenses include, but are not limited to, fees paid to the Adviser and Administrator, transfer agency fees, fees and expenses of officers and directors who are not affiliated with the Adviser or the Distributor, taxes, interest, legal fees, custodian fees, auditing fees, 12b-1 fees, servicing fees, certain fees and expenses in registering and qualifying a Portfolio and its Shares for distribution under Federal and state securities laws, costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, the expense of reports to shareholders, shareholders' meetings and proxy solicitations, fidelity bond and directors and officers liability insurance premiums, the expense of using independent pricing services and other expenses which are not expressly assumed by the Adviser, Distributor or Administrator under their respective agreements with the Fund. The Fund also pays for brokerage fees, commissions and other transaction charges, if any, in connection with the purchase and sale of portfolio securities. Any general expenses of the Fund that are not readily identifiable as belonging to a particular Portfolio will be allocated among all the Fund's Portfolios by or under the direction of the Board of Directors in a manner the Board determines to be fair and equitable. Any expenses relating only to a particular class of Shares within a Portfolio will be borne solely by such class. (See "Certain Financial Information" and "Management of the Fund" above for additional information regarding expenses of each Portfolio.)

                          OTHER INFORMATION CONCERNING
                            THE FUND AND ITS SHARES

DESCRIPTION OF SHARES

         The Fund was organized on September 9, 1992 as a Maryland corporation, and is a mutual fund of the type known as an "open-end management investment company." The Fund's principal office is located at 3435 Stelzer Road, Columbus, Ohio 43219.

         The Fund's Charter authorizes the Board of Directors to issue up to seven billion full and fractional shares of common stock, and to classify and reclassify any unauthorized and unissued shares into one or more classes of shares. The Board of

Directors may similarly classify or reclassify any class of shares into one or more series.

         Pursuant to such authority, the Board of Directors has authorized the issuance of the following series of shares representing interests in the Portfolios, each of which is classified as a diversified company under the 1940
Act: 25 million Trust Shares, 25 million Institutional Shares, 25 million Investor A Shares and 25 million Investor B Shares, representing interests in the Equity Income Portfolio; 25 million Trust Shares, 25 million Investor A Shares and 25 million Investor B Shares, representing interests in the National Municipal Bond Portfolio; and 25 million Trust Shares, 25 million Institutional Shares and 25 million Investor A Shares, representing interests in the Short-Intermediate Corporate Bond Portfolio. Institutional and Trust Shares of these Portfolios are described in separate prospectuses which are available from the Distributor at the telephone number on the cover of this Prospectus. The Board of Directors has also authorized the issuance of additional classes of shares representing interest in other investment portfolios of the Fund, which are likewise described in separate prospectuses available from the Distributor. Shares in the Fund's Portfolios will be issued without Share certificates.

         The Investor A Shares and/or Investor B Shares of the Portfolios are described in this Prospectus. The Portfolios also offer Trust Shares and the Equity Income and Short-Intermediate Corporate Bond Portfolios offer Institutional Shares. Institutional Shares, which are offered to financial institutions acting on behalf of accounts for which they do not exercise investment discretion, and Trust Shares, which are offered for financial institutions acting on their own behalf or on behalf of certain qualified accounts, are sold without a sales charge. Trust, Institutional, Investor A Shares and/or Investor B Shares bear their pro rata portion of all operating expenses paid by a Portfolio, except that Trust Shares and Institutional Shares bear all payments under a Portfolio's respective Administrative Services Plans adopted for such Shares and Investor A Shares and Investor B Shares bear all payments under a Portfolio's respective Distribution and Services Plans adopted for such Shares. In addition, Institutional Shares of a Portfolio bear the expense of certain sub-transfer agency fees.

         Payments under the Administrative Services Plans for Trust and Institutional Shares are made to Service Organizations for administrative services provided to the Service Organizations' clients or account holders who are the beneficial owners of Trust or Institutional Shares. Payments under the Administrative Services Plans may not exceed .30% (on an annual basis) of the average daily net asset value of a Portfolio's outstanding Trust or Institutional Shares.

         The Fund offers various services and privileges in connection with Investor A Shares and/or Investor B Shares of the Portfolios that are not offered in connection with its Trust Shares or Institutional Shares, including an automatic investment program and an automatic withdrawal plan. In addition, each class of Shares offers different exchange privileges.


         Shareholders are entitled to one vote for each full Share held and proportionate fractional votes for fractional Shares held. Shares of all Portfolios will vote together and not by class unless otherwise required by law or permitted by the Board of Directors. All shareholders of a particular Portfolio will vote together as a single class on matters relating to the Portfolio's investment advisory agreement and investment objective and fundamental policies. Only holders of Trust Shares, however, will vote on matters relating to the Administrative Services Plan for Trust Shares and only holders of Institutional Shares will vote on matters pertaining to the Administrative Services Plan for Institutional Shares. Similarly, only holders of Investor A Shares will vote on matters pertaining to the Distribution and Services Plan for Investor A Shares and only holders of Investor B Shares will vote on matters pertaining to the Distribution and Services Plan for Investor B Shares.

         The Fund is not required, and currently does not intend, to hold annual meetings except as required by the 1940 Act or other applicable law. Upon the written request of the holders of 10% or more of the outstanding Shares, the Fund will call a special meeting to vote on the question of removal of a director.

         Shares of the Fund's Portfolios have noncumulative voting rights and, accordingly, the holders of more than 50% of the Fund's outstanding Shares (irrespective of Portfolio or class) may elect all of the Directors. Shares have no preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment as described in this Prospectus, Shares will be fully paid and nonassessable.

MISCELLANEOUS

         As used in this Prospectus, a "vote of a majority of the outstanding Shares" of a Portfolio or class of shares means, with respect to the approval of an investment advisory agreement or

Distribution and Services Plan or a change in an investment objective or fundamental investment policy, the affirmative vote of the lesser of (a) more than 50% of the outstanding Shares of such Portfolio or class of shares, or (b) 67% or more of the Shares of such Portfolio or class of shares present at a meeting if more than 50% of the outstanding Shares of such Portfolio or class of shares are represented at the meeting in person or by proxy.

         As of __________, 1996, Mercantile and its affiliates possessed, of record on behalf of their underlying customer accounts, voting or investment power with respect to more than 25% of the Fund's outstanding Shares. Therefore, Mercantile may be deemed to be a controlling person of the Fund within the meaning of the 1940 Act.

         Inquiries regarding the Portfolios may be directed to the Fund at 1-800-551-3731.

         For information with respect to Investor A Shares of the Fund's Money Market, Treasury Money Market, Tax-Exempt Money Market, Growth & Income Equity, Emerging Growth, Government & Corporate Bond, U.S. Government Securities, Balanced, International Equity, Short-Intermediate Municipal, Missouri Tax-Exempt Bond and Kansas Tax-Exempt Bond Portfolios and Investor B Shares of the Money Market, Growth & Income Equity, Emerging Growth, Government & Corporate Bond, U.S. Government Securities, Balanced, International Equity, Missouri Tax-Exempt Bond and Kansas Tax-Exempt Bond Portfolios, call the Fund at 1-800-551-3731.

NO PERSON HAS BEEN AUTHORIZED                                                THE ARCH
TO GIVE ANY INFORMATION OR TO MAKE                                           FUND(R), INC.
ANY REPRESENTATIONS NOT CONTAINED
IN THIS PROSPECTUS, OR IN THE
PORTFOLIOS' STATEMENT OF ADDITIONAL
INFORMATION INCORPORATED HEREIN BY
REFERENCE, IN CONNECTION WITH THE
OFFERING MADE BY THIS PROSPECTUS AND,
IF GIVEN OR MADE, SUCH INFORMATION
OR REPRESENTATIONS MUST NOT BE RELIED
UPON AS HAVING BEEN AUTHORIZED BY THE                                        EQUITY INCOME
PORTFOLIOS, THE FUND, OR THE                                                 PORTFOLIO
DISTRIBUTOR.  THIS PROSPECTUS DOES
NOT CONSTITUTE AN OFFERING BY THE                                            NATIONAL MUNICIPAL
PORTFOLIOS, THE FUND OR THE DISTRIBUTOR                                      BOND
IN ANY JURISDICTION IN WHICH SUCH                                            PORTFOLIO
OFFERING MAY NOT LAWFULLY BE MADE.
                                                                             SHORT-INTERMEDIATE
                                                                             CORPORATE BOND
                                                                             PORTFOLIO


       -------------------

                                                                             INVESTOR A SHARES
                                                                                 AND
                                                                             INVESTOR B SHARES

                                 TABLE OF CONTENTS

                                                                             PAGE
                                                                             ----

Highlights  . . . . . . . . . . . . . . . . . . . . . .  a
Certain Financial
  Information . . . . . . . . . . . . . . . . . . . . .
Expense Summary for
  Investor Shares . . . . . . . . . . . . . . . . . . .
Financial Highlights  . . . . . . . . . . . . . . . . .
Investment Objectives, Policies
  and Risk Considerations . . . . . . . . . . . . . . .
Pricing of Shares . . . . . . . . . . . . . . . . . . .                      [OLD LOGO]
How to Purchase and
  Redeem Shares . . . . . . . . . . . . . . . . . . . .
         Purchase of Shares . . . . . . . . . . . . . .
         Automatic Investment
           Program (AIP). . . . . .
         Applicable Sales Charges
           -- Investor A Shares . . . . . . . . . . . .
         Reduced Sales Charges
           -- Investor A Shares . . . . . . . . . . . .
         Applicable Sales Charges
           -- Investor B Shares . . . . . . . . . . . .
         Exchange Privileges  . . . . . . . . . . . . .
         Redemption of Shares . . . . . . . . . . . . .


                                                                            PAGE
                                                                            ----

         Redemption by Mail . . . . . . . . . . . . . .
         Redemption by Telephone  . . . . . . . . . . .
         Automatic Withdrawal
           Plan (AWP) . . . . . . . . . . . . . . . . .
         Purchase of Shares at
           Net Asset Value  . . . . . . . . . . . . . .
         Other Exchange or
           Redemption
           Information  . . . . . . . . . . . . . . . .
Yields and Total Returns  . . . . . . . . . . . . . . .                      PROSPECTUS
Dividends and Distributions . . . . . . . . . . . . . .                      ________, 1996
Taxes
Management of the Fund  . . . . . . . . . . . . . . . .
Other Information
  Concerning the Fund
  and its Shares  . . . . . . . . . . . . . . . . . . .
         Miscellaneous  . . . . . . . . . . . . . . . .

     Investment Adviser:
Mississippi Valley Advisors Inc.
  a wholly-owned subsidiary of
    Mercantile Bank of
St. Louis National Association


Distributor:  BISYS Fund Services

                             THE ARCH FUND(R), INC.

                        THE ARCH EQUITY INCOME PORTFOLIO
              THE ARCH SHORT-INTERMEDIATE CORPORATE BOND PORTFOLIO

                              INSTITUTIONAL SHARES

  The ARCH Fund, Inc. is an open-end management investment company authorized to issue Shares in fifteen investment portfolios. This Prospectus describes the Institutional Shares of THE ARCH EQUITY INCOME AND SHORT-INTERMEDIATE CORPORATE BOND PORTFOLIOS. Institutional Shares are offered to financial institutions acting on behalf of accounts for which they do not exercise investment discretion.

  THE ARCH EQUITY INCOME PORTFOLIO'S investment objective is to seek to provide an above-average level of income consistent with long-term capital appreciation. Under normal market and economic conditions, the Portfolio intends to invest substantially all of its assets in common stock, preferred stock, rights, warrants and securities convertible into common stock.

  THE ARCH SHORT-INTERMEDIATE CORPORATE BOND PORTFOLIO'S investment objective is to seek as high a level of current income as is consistent with preservation of capital. Under normal market and economic conditions, the Portfolio intends to invest at least 65% of its assets in non-convertible corporate debt obligations.

  Mississippi Valley Advisors Inc. ("MVA" or the "Adviser"), a wholly-owned subsidiary of Mercantile Bank of St. Louis National Association ("Mercantile") acts as investment adviser for the Portfolios; Mercantile serves as custodian; BISYS Fund Services Ohio, Inc. (the "Administrator") serves as administrator; and BISYS Fund Services (the "Distributor") serves as sponsor and distributor.

  This Prospectus sets forth concisely certain information about the Portfolios that prospective investors should know before investing. Investors should read this Prospectus and retain it for future reference. Additional information about the Portfolios, contained in a Statement of Additional Information dated _________, 1996, has been filed with the Securities and Exchange Commission and is incorporated by reference in its entirety into this Prospectus. An investor may obtain the Statement of Additional Information without charge by writing the Fund at P.O. Box 78069, St. Louis, Missouri 63178 or by calling 1-800-551-3731.

  Portfolio Shares are not bank deposits, are not federally insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency, and are not the obligations of or guaranteed or otherwise supported by any bank. An investment in the Portfolios involves investment risk, including possible loss of principal.

                             ______________________

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             ________________, 1996

                                   HIGHLIGHTS


  The ARCH Fund, Inc. (the "Fund") is an open-end management investment company (commonly known as a mutual fund) registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers investment opportunities in fifteen investment portfolios. This Prospectus relates to two of those portfolios: THE ARCH EQUITY INCOME AND SHORT-INTERMEDIATE CORPORATE BOND PORTFOLIOS (the "Portfolios"). In addition, the Fund offers investment opportunities in the ARCH Money Market, Treasury Money Market, Growth & Income Equity, Emerging Growth, Government & Corporate Bond, U.S. Government Securities, Balanced, International Equity, Short-Intermediate Municipal, Tax-Exempt Money Market, Missouri Tax-Exempt Bond, Kansas Tax-Exempt Bond and Municipal Bond Portfolios, which are described in separate Prospectuses. Each Portfolio represents a separate pool of assets with different investment objectives and policies (as described below under "Investment Objectives, Policies and Risk Considerations"). MVA serves as Adviser, Mercantile as Custodian, BISYS Fund Services Ohio, Inc. as Administrator, and BISYS Fund Services as sponsor and Distributor. (For information on expenses, fee waivers, and services, see "Certain Financial Information" and "Management of the Fund.")

  The following information generally describes the Portfolios and their investment objectives. There can be no assurance that the Portfolios will be able to achieve their investment objectives.

  The Equity Income Portfolio is designed for investors who seek an above-average level of income consistent with long-term capital appreciation, and who are prepared to accept the risks associated with an investment in equity securities.

  The Short-Intermediate Corporate Bond Portfolio is designed for investors who seek higher current income than is typically offered by money market funds with less principal volatility than is normally associated with a long-term bond fund.

  Investors should note that one or more of the Portfolios may, subject to their investment policies and limitations, purchase variable and floating rate instruments, enter into repurchase agreements and reverse repurchase agreements, make securities loans, acquire the securities of foreign issuers, invest in options and futures, and make limited investments in illiquid securities and securities issued by other investment companies. These investment practices involve investment risks of varying degrees. In addition, each Portfolio may engage in short-term trading, which may also involve greater risk and increase the Portfolio's expenses. See "Investment Objectives, Policies and Risk Considerations" below and the Statement of

Additional Information under "Investment Objectives and Policies".

  The Fund offers investors the opportunity to invest in a variety of professionally managed investments without having to become involved with detailed management, accounting and safekeeping procedures normally related to direct investments in securities. The Fund also offers the economic advantages of block trading in securities and the availability of a family of fifteen mutual funds should your investment goals change.

  This Prospectus describes the Institutional Shares of the Portfolios. For information on purchasing, exchanging or redeeming Institutional Shares of the Portfolios, please see "How to Purchase and Redeem Shares" below.

                         CERTAIN FINANCIAL INFORMATION


  Shares of the Equity Income Portfolio have been classified into four classes of Shares -- Trust Shares, Institutional Shares, Investor A Shares and Investor B Shares; and Shares of the Short-Intermediate Corporate Bond Portfolio have been classified into three classes of Shares - - Trust Shares, Institutional Shares and Investor A Shares. Shares of each class in a Portfolio represent equal, pro rata interests in the investments held by that Portfolio and are identical in all respects, except that Shares of each class bear separate distribution and/or shareholder administrative servicing fees and certain other operating expenses, and enjoy certain exclusive voting rights on matters relating to these fees. (See "Other Information Concerning the Fund and Its Shares," "Management of the Fund -- Administrative Services Plan," and "Management of the Fund -- Custodian, Transfer Agent and Sub-Transfer Agent" below.) As a result of payments for distribution and/or shareholder administrative servicing fees and certain other operating expenses that may be made in differing amounts, the net investment income of Trust Shares, Institutional Shares, Investor A Shares and/or Investor B Shares in a Portfolio can be expected, at any given time, to be different.

                    EXPENSE SUMMARY FOR INSTITUTIONAL SHARES



                                                                 EQUITY               SHORT-INTERMEDIATE
                                                                 INCOME               CORPORATE BOND
                                                                PORTFOLIO                 PORTFOLIO
                                                                ---------                 ----------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on
  Purchases (as a percentage of
  offering price) . . . . . . . . . . . . .                         .00%                        .00%

ANNUAL PORTFOLIO OPERATING
 EXPENSES (as a percentage of
 average net assets)
 Investment Advisory Fees (net
   of fee waivers)1 . . . . . . . . . . . .                         .00%                        .00%
 12b-1 Fees . . . . . . . . . . . . . . . .                         .00%                        .00%
 Other Expenses (including
   administration fees,
   administrative services
   fees, sub-transfer agency fees
   (if any), and other expenses)
   (net of fee waivers and
   expenses reimbursements)2,3  . . . . . .                         .20%                        .21%
                                                                   ----                        ----
TOTAL PORTFOLIO OPERATING
   EXPENSES (net of
   fee waivers and expense
   reimbursements)3 . . . . . . . . . . . .                         .20%                        .21%
                                                                   ----                        ----

____________________

1 Without fee waivers, investment advisory fees for the Equity Income and Short-Intermediate Corporate Bond Portfolios would be .75% and .55%, respectively.

2 Without fee waivers, administration fees for each Portfolio would be 0.20%. Administrative services fees are payable at an annual rate not to exceed 0.30%.


3 Without fee waivers and expense reimbursements, Other Expenses would be .30% and .31% and Total Portfolio Operating Expenses would be 1.05% and .86% for the Equity Income and Short-Intermediate Corporate Bond Portfolios, respectively.



EXAMPLE                                                         1 YEAR                          3 YEARS
-------                                                         ------                          -------
You would pay the following
 expenses on a $1,000 investment,
 assuming (1) a 5% annual return
 and (2) redemption at the end of
 each period:
   Equity Income Portfolio  . . . . . . .                       $2                              $6
   Short-Intermediate Corporate
     Bond Portfolio . . . . . . . . . . .                       $2                              $7

         THE FOREGOING SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN. THE PORTFOLIOS ARE NEW AND ACTUAL OPERATING EXPENSES AND INVESTMENT RETURN MAY BE MORE OR LESS THAN THOSE SHOWN. Information about the actual performance of the Portfolios will be contained in the Fund's future Annual Reports to Shareholders, which may be obtained without charge when they become available by contacting the Fund at the address or telephone number provided on the cover page of this Prospectus.

         The purpose of the foregoing tables is to assist in understanding the various costs and expenses that an investor in a Portfolio's Institutional Shares will bear directly or indirectly. The tables, which have not been audited by the Fund's independent auditors, reflect the expenses which the Portfolios expect to incur during the next twelve months on their Institutional Shares. For more complete descriptions of the various costs and expenses, see "Management of the Fund" in this Prospectus and the Statement of Additional Information. The Tables and Examples do not reflect any charges that may be imposed by financial institutions on their customers.

            INVESTMENT OBJECTIVES, POLICIES AND RISK CONSIDERATIONS

         The investment objective of a Portfolio may not be changed without the affirmative vote of a majority of the outstanding Shares of the Portfolio. Although management will use its best efforts to achieve the investment objective of each Portfolio, there can be no assurance that it will be able to do so.

THE EQUITY INCOME PORTFOLIO

         The Equity Income Portfolio's investment objective is to seek to provide an above-average level of income consistent with long-term capital appreciation. In pursuing its investment objective, the Portfolio intends to invest, under normal market and economic conditions, substantially all of its assets in common stock, preferred stock, rights, warrants, and securities convertible into common stock. The Adviser will select stocks based on a number of quantitative factors, including dividend yield, current and future earnings potential compared to stock prices, total return potential and other measures of value, such as cash flow, asset value or book value, if appropriate. Stocks purchased for the Portfolio generally will be listed on a national securities exchange or will be unlisted securities with an established over-the-counter market. A convertible security may be purchased for the Portfolio when, in the Adviser's opinion, the price and yield of the convertible security is favorable as compared to the price and yield of the common stock. The stocks or securities in which the Portfolio invests may be expected to produce an above average level of income (as measured by the Standard & Poor's 500 Index). In general, the Portfolio's stocks and other securities will be diversified over a number of industry groups in an effort to reduce the risks inherent in such investments.

         The Portfolio may indirectly invest in foreign securities through the purchase of American Depository Receipts ("ADRs") and European Depository Receipts ("EDRs") but will not do so if, immediately after and as a result of the purchase, the value of ADRs and EDRs would exceed 15% of the Portfolio's total assets. (For further information, see "Other Applicable Policies -- Foreign Securities" below and the Statement of Additional Information under "Investment Objectives and Policies -- ADRs and EDRs.")

         The Portfolio reserves the right to hold as a temporary defensive measure up to 100% of its total assets in cash and short-term obligations (having remaining maturities of 13 months or less) at such times and in such proportions as, in the opinion of the Adviser, prevailing market or economic conditions warrant. Short-term obligations in which the Portfolio may invest include money market instruments, such as commercial paper and bank obligations, obligations issued or guaranteed by the U.S.

Government, its agencies or instrumentalities, and repurchase agreements.

THE SHORT-INTERMEDIATE CORPORATE BOND PORTFOLIO

         The Short-Intermediate Corporate Bond Portfolio's investment objective is to seek as high a level of current income as is consistent with preservation of capital. In pursuing its investment objective, the Portfolio intends to invest, under normal market and economic conditions, at least 65% of its assets in non-convertible corporate debt obligations, which shall mean obligations of
(i) domestic or foreign business corporations, or (ii) agencies, instrumentalities or authorities which are organized in corporate form by one or more states or political subdivisions in the United States or one or more foreign governments. The Portfolio may also invest in obligations issued or guaranteed by the U.S. or foreign governments, their agencies or instrumentalities, and asset-backed securities, including various collateralized mortgage obligations and other mortgage-related securities. In making investment decisions, the Adviser will consider a number of factors including current yield, maturity, yield to maturity, anticipated changes in interest rates, and the overall quality of the investment. The Portfolio seeks to provide a current yield greater than that generally available from money market instruments.

         The Portfolio may purchase debt securities which are rated at the time of purchase in one of the four highest rating categories assigned by one or more unaffiliated nationally recognized statistical rating organizations ("Rating Agencies") or in unrated debt securities deemed by the Adviser to be of comparable quality. Under normal market and economic conditions, however, the Portfolio intends to invest at least 65% of its assets in debt obligations rated in one of the three highest rating categories assigned by one or more Rating Agencies (or unrated debt obligations determined to be of comparable quality). Securities that are rated in the lowest of the four highest rating categories have speculative characteristics, even though they are of investment-grade quality, and such securities will be purchased (and retained) only if the Adviser believes that the issuers have an adequate capacity to pay interest and repay principal. Unrated debt securities will be purchased only if they are considered by the Adviser to be at least comparable in quality at the time of purchase to instruments within the rating categories listed above. Debt securities purchased by the Portfolio whose ratings are subsequently downgraded below the four highest rating categories of a Rating Agency will be disposed of in an orderly manner, normally within 30 to 60 days. The applicable ratings issued by the Rating Agencies are described in the Appendix to the Statement of Additional Information.

         The Portfolio reserves the right to hold as a temporary defensive measure up to 100% of its total assets in cash and short-term obligations (having remaining maturities of 13 months or less) at such times and in such proportions as, in the opinion of the Adviser, prevailing market or economic conditions warrant. Short-term obligations in which the Portfolio may invest include money market instruments, such as commercial paper and bank obligations, obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements.

         The Portfolio's average weighted maturity will be between two and five years and will vary in light of current market and economic conditions, the comparative yields on instruments with different maturities, and other factors.

OTHER APPLICABLE POLICIES

         U.S. GOVERNMENT OBLIGATIONS. Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns Shares of a Portfolio. Examples of the types of U.S. Government obligations that may be held by the Portfolios, subject to their investment objectives and policies, include, in addition to U.S. Treasury bonds, notes and bills, the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Resolution Trust Corporation, and Maritime Administration. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. There is no assurance that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

         STRIPPED GOVERNMENT SECURITIES. To the extent consistent with their respective investment policies, the Portfolios may invest in bills, notes and bonds (including zero coupon bonds) issued by the U.S. Treasury, as well as "stripped" U.S. Treasury obligations offered under the Separate Trading of Registered Interest and Principal Securities ("STRIPS") program or Coupon Under Bank-Entry Safekeeping ("CUBES") program or other stripped securities issued directly by agencies or instrumentalities of the U.S. Government. STRIPS and CUBES represent either future interest or principal payments and are direct obligations of the U.S. Government that clear through the Federal Reserve System. The Short-Intermediate Corporate Bond Portfolio may also purchase U.S. Treasury and agency securities that are stripped by brokerage firms and custodian banks and sold under proprietary names. These stripped securities are resold in custodial receipt programs with a number of different names (such as TIGRs and CATS) and are not considered government securities for purposes of the 1940 Act. Stripped securities are issued at a discount to their "face value" and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.
The Adviser will consider the liquidity needs of a Portfolio when any investments in zero coupon obligations or other principal-only obligations are made.

         MONEY MARKET INVESTMENTS. Under certain circumstances described above, each Portfolio may purchase "money market instruments," including commercial paper and bank obligations.

         Investment by the Portfolios in taxable or tax-exempt commercial paper will consist of issues that are rated at the time of purchase in one of the two highest rating categories assigned by a Rating Agency or, if unrated, deemed to be of comparable quality by the Adviser at the time of purchase. Commercial paper may include variable and floating rate instruments. See "Other Applicable Policies -- Variable and Floating Rate Instruments" below.

         Bank obligations include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits of U.S. or foreign banks, having total assets at the time of purchase in excess of $1 billion. Although the Portfolios will invest in obligations of foreign banks or foreign branches of U.S. banks only when the Adviser determines that the instrument presents minimal credit risks, such investments nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks. See "Other Applicable Policies - - Foreign Securities" below. Investments in the obligations of foreign banks or foreign branches of U.S. banks will not exceed 25% of a particular Portfolio's total assets at the time of purchase.

         REPURCHASE AGREEMENTS. Under certain circumstances described above and subject to their respective investment policies, the Portfolios may agree to purchase U.S. Government securities from financial institutions such as banks and broker-dealers, subject to the seller's agreement to repurchase them at a mutually agreed-upon date and price ("repurchase agreements"). The Portfolio will enter into repurchase agreements only with financial institutions such as banks and broker-dealers that the Adviser believes to be creditworthy. During the term of any repurchase agreement, the Adviser will continue to monitor the creditworthiness of the seller and will require the seller to maintain the value of the securities subject to the agreement at not less than 102% of the repurchase price (including accrued interest). Default by a seller could expose the Portfolio to possible loss because of adverse market action or possible delay in disposing of the underlying obligations. Because of the seller's repurchase obligations, the securities subject to repurchase agreements do not have maturity limitations. Although the Portfolio presently does not intend to enter into repurchase agreements providing for settlement in more than seven days, the Portfolio does have the authority to do so subject to its limitation on the purchase of illiquid securities described below. Repurchase agreements are considered to be loans under the 1940 Act. The income on repurchase agreements may be taxable to investors at the state or local level. (See "Taxes.")

         REVERSE REPURCHASE AGREEMENTS. Subject to their respective investment policies and limitations, the Portfolios may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, the Portfolio would sell portfolio securities to financial institutions such as banks and broker-dealers and agree to repurchase them at an agreed upon date and price. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price which the Portfolio is obligated to pay. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the 1940 Act.

         SECURITIES LENDING. To increase return or offset expenses, each Portfolio may, from time to time, lend portfolio securities to broker-dealers, banks or institutional borrowers pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral for such loans may include cash, securities of the U.S. Government, or its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank that has at least $1.5 billion in total assets, or any combination thereof. The collateral must be valued daily, and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lending Portfolio. By lending its securities, a Portfolio can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. Government securities are used as collateral. In accordance with current Securities and Exchange Commission ("SEC") policies, each Portfolio is currently limiting its securities lending to 33-1/3% of its aggregate net assets. Loans are subject to termination by a Portfolio or the borrower at any time.

         OPTIONS. Each Portfolio may purchase put and call options listed on a national securities exchange and issued by the Options Clearing Corporation in an amount not exceeding 10% of its net assets. Such options may relate to particular securities or to various stock or bond indices. Purchasing options is a specialized investment technique which entails a substantial risk of a complete loss of the amounts paid as premiums to the option writer. Such transactions will be entered into only as a hedge against fluctuations in the value of securities which a Portfolio holds or intends to purchase.

         Each Portfolio may also write covered call options. A covered call option is an option to acquire a security that a Portfolio owns or has the right to acquire during the option period. Such options will be listed on a national securities exchange and issued by the Options Clearing Corporation.

         The aggregate value of the securities subject to covered call options written by a Portfolio will not exceed 25% of the value of its net assets. In order to close out an option position, a Portfolio may enter into a "closing purchase transaction" -- the purchase of a covered call option on the same security with the same exercise price and expiration date as the option which the Portfolio previously wrote. By writing a covered call option, a Portfolio forgoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit and it is not able to sell the underlying security until the option expires, is exercised, or the Portfolio effects a closing purchase transaction by purchasing an option of the same series. The use of covered call options will not be a primary investment technique of either Portfolio. (For additional information relating to option trading practices, including particular risks, see the Statement of Additional Information and Appendix B thereof.)

         FUTURES CONTRACTS AND RELATED OPTIONS. Each Portfolio may invest in futures contracts and options on futures contracts to the extent permitted by the Commodity Futures Trading Commission ("CFTC") and the SEC. Such transactions, including stock or bond index futures contracts, or options thereon, act as a hedge to protect a Portfolio from fluctuations in the value of its securities caused by anticipated changes in interest rate or market conditions without necessarily buying or selling the securities. Hedging is a specialized investment technique that entails skills different from other investment management. The

Adviser may also consider such transactions to be economically appropriate for the reduction of risk inherent in the ongoing management of a Portfolio. A stock or bond index futures contract is an agreement in which one party agrees to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value (which assigns relative values to the common stock or bonds included in the index) at the close of the last trading day of the contract and the price at which the agreement is originally made. No physical delivery of the underlying stock or bond in the index is contemplated. Similarly, it may be in the best interest of a Portfolio to purchase or sell interest rate futures contracts, or options thereon, which provide for the future delivery of specified fixed income securities.

         The purchase and sale of futures contracts or related options will not be a primary investment technique of either Portfolio. Neither Portfolio will purchase or sell futures contracts (or related options thereon) for hedging purposes if, immediately after purchase, the aggregate initial margin deposits and premiums paid by a Portfolio on its open futures and options positions exceeds 5% of the liquidation value of the Portfolio, after taking into account any unrealized profits and unrealized losses on any such futures or related options contracts into which it has entered. (For a more detailed description of futures contracts and related options, see the Statement of Additional Information and Appendix B thereof.)

         ASSET-BACKED SECURITIES. The Short-Intermediate Corporate Bond Portfolio may purchase asset-backed securities (i.e., securities backed by mortgages, installment sale contracts, corporate receivables, credit card receivables or other assets) that are issued by entities such as the GNMA, FNMA, FHLMC and private issuers such as commercial banks, financial companies, finance subsidiaries of industrial companies, savings and loan associations, mortgage banks, and investment banks. To the extent that the Portfolio invests in asset-backed securities issued by companies that are investment companies under the 1940 Act, such acquisitions will be subject to the percentage limitations prescribed by the 1940 Act. (See "Other Applicable Policies -- Securities of Other Investment Companies" below.)

         Presently there are several types of mortgage-backed securities, including guaranteed mortgage pass-through certificates, which provide the holder with a pro rata interest in the underlying mortgages, and collateralized mortgage obligations ("CMOs"), which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be subject to greater volatility and interest-rate risk than other types of mortgage-backed securities. The average life of asset-backed securities varies with the underlying instruments or assets and market conditions, which in the case of mortgages have maximum maturities of forty years. The average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgages underlying the securities as the result of unscheduled principal payments and mortgage prepayments. The relationship between mortgage prepayment and interest rates may give some high-yielding mortgage-backed securities less potential for growth in value than conventional bonds with comparable maturities. In addition, in periods of falling interest rates, the rate of mortgage prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by the Short-Intermediate Corporate Bond Portfolio will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. When interest rates rise, the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities. Because of these and other reasons, an asset-backed security's total return may be difficult to predict precisely.

         In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage-backed securities arising primarily from the nature of the underlying assets (i.e., credit card and automobile loan receivables as opposed to real estate mortgages). For example, credit card receivables are generally unsecured and the repossession of automobiles and other personal property upon the default of the debtor may be difficult or impracticable in some cases.

         VARIABLE AND FLOATING RATE INSTRUMENTS. Each Portfolio may purchase rated or unrated variable and floating rate instruments. These instruments may include variable rate master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. Unrated instruments purchased by a Portfolio will be determined by the Adviser to be of comparable quality at the time of purchase to rated instruments that may be purchased. The absence of an active secondary market for a particular variable or floating rate instrument, however, could make it difficult for a Portfolio to dispose of an instrument if the issuer were to default on its payment obligation. A Portfolio could, for these or other reasons, suffer a loss with respect to such instruments.

         SECURITIES OF OTHER INVESTMENT COMPANIES. Under certain circumstances described above and subject to its investment policies, each Portfolio may invest in securities issued by other investment companies which invest in securities in which the Portfolio is permitted to invest and which determine their net asset value per share based on the amortized cost or penny-rounding method. Each Portfolio may invest in securities of other investment companies within the limits prescribed by the 1940 Act, which include, subject to certain exceptions, a prohibition on a Portfolio investing more than 10% of the value of its total assets in such securities. Investment companies in which a Portfolio may invest may impose a sales or distribution charge in connection with the purchase or redemption of their Shares as well as other types of commissions or charges. Such charges will be payable by the Portfolio and, therefore, will be borne indirectly by its shareholders. To the extent that a Portfolio may invest in securities of other investment companies, the Fund and the Adviser will ensure that there will be no duplication of advisory fees. If necessary to accomplish this, the Adviser will rebate its advisory fee to the Fund. (See the Statement of Additional Information under "Investment Objectives and Policies -- Securities of Other Investment Companies.")

         WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. Each Portfolio may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. When-issued and forwarded commitment transactions involve a commitment by a Portfolio to purchase or sell securities at a stated price and yield with settlement beyond the normal settlement date. Such transactions permit a Portfolio to lock-in a price or yield on a security, regardless of future changes in interest rates. These transactions involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the value of the security to be sold increases prior to the settlement date. Each Portfolio expects that these transactions will not exceed 25% of the value of its total assets (at the time of purchase) under normal market conditions. No Portfolio intends to engage in such transactions for speculative purposes but only for the purpose of acquiring portfolio securities.

         ILLIQUID SECURITIES. A Portfolio will not knowingly invest more than 15% of the value of its net assets in illiquid securities. Repurchase agreements that do not provide for settlement within seven days, time deposits maturing in more than seven days, and securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act") but that may be purchased by institutional buyers pursuant to SEC Rule 144A are subject to this 15% limit (unless the Adviser, pursuant to guidelines established by the Fund's Board of Directors, determines that a liquid market exists).

         FOREIGN SECURITIES. Investments made in foreign securities, whether made directly or indirectly, involve certain inherent risks, such as future political and economic developments, the possible imposition of foreign withholding tax on the interest income payable on such instruments, the possible establishment of foreign controls, the possible seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect payment of interest or principal. In the event of a default by the issuer of a foreign security, it may be more difficult to obtain or enforce a judgment against such issuer than it would against a domestic issuer. In addition, foreign banks and foreign branches of U.S. banks are subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks.

         ADDITIONAL RISKS AND OTHER CONSIDERATIONS. Generally, the market value of fixed income securities can be expected to vary inversely to changes in prevailing interest rates. During periods of declining interest rates, the market value of investment portfolios comprised primarily of fixed income securities, such as the Short-Intermediate Corporate Bond Portfolio, will tend to increase, and during periods of rising interest rates, the market value will tend to decrease. In addition, during periods of declining interest rates, the yields of investment portfolios comprised primarily of fixed income securities will tend to be higher than prevailing market rates and, in periods of rising interest rates, yields will tend to be somewhat lower. Fixed income securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities. Changes in the financial strength of an issuer or changes in the ratings of any particular security may also offset the value of these investments. Fluctuations in the market value of fixed income securities subsequent to their acquisition will not offset cash income from such securities but will be reflected in the Portfolio's net asset value.

         PORTFOLIO TURNOVER AND TRANSACTIONS. Although the Portfolios will not normally engage in short-term trading, each Portfolio reserves the right to do so if the Adviser believes that selling a particular security is appropriate in light of the Portfolio's investment objective. Investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses and other transaction costs, which must be borne directly by the Portfolio and ultimately by its shareholders. High portfolio turnover may result in the realization of substantial net capital gains; distributions derived from such gains may be treated as ordinary income for federal income tax purposes. (See "Taxes" in this Prospectus and the Statement of Additional Information.") Although the Portfolios cannot accurately predict their respective annual portfolio turnover rates, such rates are not expected to exceed 100%.

         All orders for transactions in securities or options on behalf of the Portfolios are placed by the Adviser with broker-dealers that it selects. To the extent permitted by the 1940 Act and guidelines adopted by the Fund's Board of Directors, a Portfolio may utilize the Distributor or one or more of its affiliates as a broker in connection with the purchase or sale of securities when the Adviser believes the charge for the transaction does not exceed the usual and customary broker's commission.

                             INVESTMENT LIMITATIONS

         The investment limitations set forth below are fundamental policies and may be changed only by a vote of a majority of the outstanding Shares of a Portfolio. Other investment limitations that also cannot be changed without a vote of shareholders are contained in the Statement of Additional Information under "Investment Objectives and Policies."

         A Portfolio may not:

                 1. Purchase securities of any one issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after and as a result of such investments, more than 5% of the Portfolio's total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be owned by the Portfolio or the Fund, except that up to 25% of the Portfolio's total assets may be invested without regard to such limitations.

                 2. Purchase any securities which would cause 25% or more of the Portfolio's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided, however, that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities, and, with respect to the Equity Income Portfolio only, securities issued by domestic banks, thrifts or savings institutions; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry).

                 3. Borrow money or issue senior securities, except that each Portfolio may borrow from banks and the Short-Intermediate Corporate Bond Portfolio may enter into reverse repurchase agreements, for temporary defensive purposes in amounts not in excess of 10% of the Portfolio's total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the Portfolio's total assets at the time of such borrowing; or purchase securities while its borrowings exceed 5% of its total assets. A Portfolio's transactions in futures and related options (including the margin posted by the Portfolio in connection with such transactions), and securities held in escrow or separate accounts in connection with a Portfolio's investment practices described in this Prospectus or the Statement of Additional Information are not subject to this limitation.

                 4. Make loans, except that (a) each Portfolio may purchase or hold debt instruments, lend portfolio securities and make other investments in accordance with its investment objective and policies and (b) the Short-Intermediate Corporate Bond Portfolio may enter into repurchase agreements.

                 5. Purchase securities on margin, make short sales of securities or maintain a short position, except that (a) this investment limitation shall not apply to a Portfolio's transactions in options, and futures contracts and related options, and (b) a Portfolio may obtain short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities.

         If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting solely from a change in the value of a Portfolio's securities will not constitute a violation of such limitation.

         In order to permit the sale of a Portfolio's Shares in certain states, the Portfolios may make commitments more restrictive than the investment policies and limitations described above. Should the Adviser determine that any such commitment is no longer in the best interests of a Portfolio, it will revoke the commitment by terminating sales of its Shares in the state involved.

                               PRICING OF SHARES


         The Portfolios' respective net asset values per Share are determined by the Administrator as of the close of regular trading hours on the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on each weekday, with the exception of those holidays on which the New York Stock Exchange or the Federal Reserve Bank of St. Louis are closed (a "Business Day"). Currently one or both of these institutions are closed on the customary national business holidays of New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day (observed), Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day (observed).


         Securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market. Securities traded on only over-the-counter markets are valued on the basis of market values when available. Securities for which there are no transactions are valued at the average of the current bid and asked prices. Other securities, including restricted and other securities for which market quotations are not readily available, and other assets are valued at fair value by the Adviser under the supervision of the Board of Directors. Investments in debt securities with remaining maturities of 60 days or less may be valued based upon the amortized cost method. (For further information about valuation of investments, see "Net Asset Value" in the Statement of Additional Information.)

         The public offering price for each class of Shares is based upon net asset value per Share plus, in the case of Investor A Shares, a front-end sales charge. A class will calculate its net asset value per Share by adding the value of a Portfolio's investments, cash and other assets attributable to the class, subtracting the Portfolio's liabilities attributable to that class, and then dividing the result by the total number of Shares in the class that are outstanding. Because the operating expenses of Investor B Shares are higher than those associated with other classes of Shares, the net asset value per Share of Investor B Shares of a Portfolio which declares its net investment income quarterly will generally be lower than the net asset value per Share of Trust, Institutional or Investor A Shares of the same Portfolio.

                       HOW TO PURCHASE AND REDEEM SHARES

PURCHASE OF SHARES

         Institutional Shares are sold to financial institutions, such as banks, trust companies, thrift institutions, mutual funds or other financial institutions (collectively "financial institutions") acting on behalf of their employee benefit, retirement plan or other such accounts for which they do not have investment discretion. Institutional Shares are sold to qualified purchasers without a sales charge imposed by the Fund or the Distributor. Generally, investors purchase Institutional Shares through a financial institution, which is responsible for transmitting purchase orders directly to the Fund.

         Purchases may be effected on Business Days when the Adviser, Distributor and Mercantile (the Custodian) are open for business. The Fund reserves the right to reject any purchase order, including purchases made with foreign and third party drafts or checks.

         Financial institutions placing orders directly or on behalf of their clients should contact the Fund at 1-800-551-3731. Investors may also call the Fund for information on how to purchase Shares.

         All shareholders of record will receive confirmations of Share purchases, exchanges and redemptions in the mail. An investor's Shares are held in the name of the financial institution that has entered into a servicing agreement with the Fund, and such financial institution is responsible for transmitting purchase, exchange and redemption orders to the Fund on a timely basis, recording all purchase, exchange and redemption transactions, and providing regular account statements which confirm such transactions to beneficial owners (or arranging for such services). Payment for orders which are not received or accepted will be returned after prompt inquiry to the transmitting financial institution.

         If purchase orders are received in good form and accepted by the Fund prior to 4:00 p.m. (Eastern time) on any Business Day, Institutional Shares will be priced according to the net asset value per Share next determined on that day after receipt of the order. Immediately available funds must be received by the Custodian prior to 4:00 p.m. on the next Business Day following receipt of such order. If funds are not received by such date, the order will be cancelled, and notice thereof will be given to the financial institution placing the order.

EXCHANGE PRIVILEGE


         The exchange privilege enables shareholders to exchange Institutional Shares of a Portfolio for Institutional Shares of another Portfolio offered by the Fund or, under certain circumstances described below, for Investor A Shares of the same Portfolio. Exchanges for Institutional Shares in another Portfolio are effected without payment of any exchange or sales charges. In addition, Institutional Shares of a Portfolio may be exchanged for Investor A Shares of the same Portfolio in connection with the distribution of assets held in a qualified trust, agency or custodian account with the trust department of mercantile or any of its affiliated or correspondent banks. The exchanges are made without a sales charge at the net asset value of the respective share class.


         The Fund reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time upon 60 days' written notice to shareholders. An investor may telephone an exchange request by calling his or her financial institution, which is responsible for transmitting such request to the Distributor. (See "Other Exchange or Redemption Information" below.) An investor should consult the financial institution or the Distributor for further information regarding procedures for exchanging Shares.

         In addition to the Portfolios described in this Prospectus, the Fund currently offers Institutional Shares in the following Portfolios:

         -  The ARCH Money Market Portfolio
         -  The ARCH Treasury Money Market Portfolio
         -  The ARCH Growth & Income Equity Portfolio
         -  The ARCH Emerging Growth Portfolio
         -  The ARCH Government & Corporate Bond Portfolio
         -  The ARCH U.S. Government Securities Portfolio
         -  The ARCH Balanced Portfolio
         -  The ARCH International Equity Portfolio

         For information concerning these Portfolios, please call
1-800-551-3731.

         Shareholders exercising the exchange privilege with any of the other Portfolios in the Fund should request and review the Portfolio's Prospectus carefully prior to making an exchange.

REDEMPTION OF SHARES

         Redemption orders should be placed with or through the same financial institution that placed the original purchase order. Redemption orders are effected at a Portfolio's net asset value per Share next determined after receipt of the order by the Fund. The financial institution is responsible for transmitting redemption orders to the Fund on a timely basis. Proceeds from redemptions of Institutional Shares of the Portfolios with respect to redemption orders received and accepted by the Fund before 4:00 p.m. (Eastern time) on a Business Day normally are sent electronically to the financial institution that placed the redemption order the next Business Day after the Distributor's receipt of the order in good form. No charge for sending redemption payments electronically is currently imposed by the Fund, although a charge may be imposed in the future. The Fund reserves the right to send redemption proceeds electronically within seven days after receiving a redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect a Portfolio.

         A written request for redemption must be received by the Fund in order to honor the request. The Transfer Agent may require a signature guarantee by an eligible guarantor institution. For purposes of this policy, the term "eligible guarantor institution" shall include banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings associations as those terms are defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. The Transfer Agent reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000. The signature guarantee requirement will be waived if all of the following conditions apply: (1) the redemption check is payable to the shareholder(s) of record and (2) the redemption check is mailed to the shareholder(s) at the address of record or the proceeds are either mailed or sent electronically to a commercial bank account previously designated on the account application. An investor with questions or needing assistance should contact the financial institution servicing his or her account or the Distributor. Additional documentation may be required if the redemption is requested by a corporation, partnership, trust, fiduciary, executor, or administrator. If, due to temporary adverse conditions, investors are unable to effect telephone transactions, investors are encouraged to follow the procedures described in "Other Exchange or Redemption Information" below.

         Neither the Fund nor its service providers will be liable for any loss, damage, expense or cost arising out of any telephone redemption effected in accordance with the Fund's telephone redemption procedures, upon instructions reasonably believed to be genuine. The Fund will employ procedures designed to provide reasonable assurance that instructions by telephone are genuine; if these procedures are not followed, the Fund or its service providers may be liable for any losses due to unauthorized or fraudulent instructions. If Share certificates are outstanding with respect to an account, the telephone redemption and exchange privilege is not available.

OTHER EXCHANGE OR REDEMPTION INFORMATION

         During periods of substantial economic or market change or activity, telephone redemptions or exchanges may be difficult to complete. In such event, Shares may be redeemed or exchanged by mailing the request directly to the financial institution through which the original Shares were purchased or directly to the Fund at P.O. Box 78069, St. Louis, Missouri 63178.

         At various times, the Fund may be requested to redeem Shares for which it has not yet received good payment. In such circumstances, the Fund may delay the forwarding of proceeds until payment has been collected for the purchase of such Shares which may take up to 15 days or more. To avoid delay in payment upon redemption shortly after purchasing Shares, investors should purchase Shares by certified or bank check or by electronic transfer. The Fund intends to pay cash for all Shares redeemed, but under abnormal conditions which make payment in cash unwise, the Fund may make payment wholly or partly in portfolio securities at their then market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

         A shareholder may be required to redeem Shares in a Portfolio upon 60 days' written notice if the balance in the shareholder's account drops below $500. The Fund will not require a shareholder to redeem Portfolio Shares if the value of the shareholder's account drops below $500 due to fluctuations in net asset value.


                            YIELDS AND TOTAL RETURNS

         Yield and total return quotations are computed separately for Trust Shares, Institutional Shares, Investor A Shares and Investor B Shares of a Portfolio. TOTAL RETURN AND YIELD FIGURES WILL FLUCTUATE, ARE BASED ON HISTORICAL EARNINGS, AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The methods used to compute each Portfolio's yields and total returns are described below and in the Statement of Additional Information.

         From time to time, performance information such as total return and yield data for the Portfolios' Institutional Shares may be quoted in advertisements or in communications to shareholders. The yield is computed based on the net income of such Shares in the particular Portfolio during a 30-day (or one-month) period identified in connection with the particular yield quotation. More specifically, the yield is computed by dividing the Portfolio's net income per Share during a 30-day (or one-month) period by the net asset value per Share on the last day of the period and annualizing the result.

         The Portfolios' total returns may be calculated on an average annual total return basis, and may also be calculated on an aggregate total return basis, for various periods. Average annual total returns with respect to such Shares reflect the average annual percentage change in value of an investment in such Shares of the particular Portfolio over the particular measuring period. Aggregate total returns reflect the cumulative percentage change in value over the measuring period. Both methods of calculating total returns assume that dividends and capital gain distributions made by the Portfolio during the period are reinvested in the Portfolio's Institutional Shares. When considering average annual total return figures for periods longer than one year, it is important to note that a Portfolio's annual total return for any one year in the period might have been more or less than the average for the entire period.

         Performance data of the Portfolios' Institutional Shares may be compared to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices and data such as that provided by Lehman Brothers, Inc. or any of its affiliates, Ibbotson Associates, Inc., Lipper Analytical Services, Inc. and Mutual Fund Forecaster. References may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Institutional Investor, Pensions and Investments, U.S.A. Today, Fortune, CDA/Weisenberger, Morningstar, Inc. and publications of a local or regional nature. In addition to performance information, general information about the Portfolios that appears in a publication such as those mentioned above may be included in advertisements and in reports to shareholders.

         Performance quotations of a class of Shares in a Portfolio represent that Portfolio's past performance and should not be considered as representative of future results. Any account fees charged by Service Organizations (as described under "Management of The Fund -- Service Organizations") or other institutions will not be included in the calculations of a Portfolio's yields and total returns. Such fees, if any, will reduce the investor's net return on an investment in a Portfolio. Investors may call 1-800-452-401K to obtain current yield and total return information.


                          DIVIDENDS AND DISTRIBUTIONS

THE EQUITY INCOME PORTFOLIO

         Net investment income for the Equity Income Portfolio is declared and paid quarterly as a dividend to shareholders of record. Dividends on each Share of this Portfolio are determined in the same manner and paid in the same amount, irrespective of class, except that the Portfolio's Trust Shares and Institutional Shares bear all expenses of the respective Administrative Services Plans adopted for such Shares and the Portfolio's Investor A Shares and Investor B Shares bear all expenses of the respective Distribution and Services Plans adopted for such Shares. In addition, the Portfolio's Institutional Shares bear the expense of certain sub-transfer agency fees. (See "Management of the Fund" and "Other Information Concerning the Fund and Its Shares" below.)

THE SHORT-INTERMEDIATE CORPORATE BOND PORTFOLIO

         Dividends from net investment income of the Short-Intermediate Corporate Bond Portfolio are declared daily and paid monthly not later than five Business Days after the end of each month. Institutional Shares of the Short-Intermediate Corporate Bond Portfolio earn dividends from the day after the purchase order is received by the Transfer Agent through the day the redemption order for such Shares is received. Dividends on each Share of the Portfolio are determined in the same manner and are paid in the same amounts irrespective of class, except that a Portfolio's Trust Shares and Institutional Shares bear all expenses of the respective Administrative Services Plans adopted for such Shares and the Portfolio's Investor A Shares bear all expenses of the Distribution and Services Plan adopted for such Shares. In addition, the Portfolio's Institutional Shares bear the expense of certain sub-transfer agency fees. (See "Management of the Fund" and "Other Information Concerning the Fund and Its Shares" below.)

OTHER DIVIDEND AND DISTRIBUTION INFORMATION

         Net realized capital gains of a Portfolio, if any, are distributed at least annually. All dividends and distributions paid on a Portfolio's Shares are automatically reinvested in additional Shares of the same class unless the investor has (i) otherwise indicated on the account application, or (ii) redeemed all the Shares held in a Portfolio, in which case a distribution will be paid in cash. Reinvested dividends and distributions will be taxed in the same manner as those paid in cash.


                                     TAXES

FEDERAL TAXES

         Each Portfolio intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), for the taxable year ending November 30, 1996, and to continue to so qualify as long as such qualification is in the best interests of shareholders. A regulated investment company is generally exempt from federal income tax on amounts distributed to shareholders.

         Qualification as a regulated investment company under the Code for a taxable year requires, among other things, that each

Portfolio distribute to its shareholders an amount equal to at least the sum of 90% of its investment company taxable income and 90% of its net exempt-interest income (if any). In general, a Portfolio's investment company taxable income will be its taxable income, including dividends, interest and short-term capital gains (the excess of net short-term capital gain over net long-term capital loss), subject to certain adjustments and excluding the excess of any net long-term capital gain over net short-term capital loss, if any, for such taxable year. It is the policy of each Portfolio to distribute as dividends substantially all of its investment company taxable income and any net tax-exempt interest income each year. Such dividends will be taxable as ordinary income to a Portfolio's shareholders who are not currently exempt from federal income taxes, whether such income is received in cash or reinvested in additional Shares. (Federal income taxes for distributions to an IRA are deferred under the Code.) In the case of the Equity Income Portfolio, such dividends will qualify for the dividends received deduction for corporations to the extent of the total qualifying dividends received by the Portfolio from domestic corporations for the taxable year.

         Substantially all of each Portfolio's net realized long-term capital gains, if any, will be distributed at least annually to its shareholders. A Portfolio generally will have no tax liability with respect to such gains and the distributions will be taxable to shareholders who are not currently exempt from federal income taxes as long-term capital gains, regardless of how long the shareholders have held the Shares and whether such gains are received in cash or reinvested in additional Shares.

         An investor considering purchasing Shares of a Portfolio on just before the record date of any capital gains distribution (or in the case of the Equity Income Portfolio, any dividend or capital gains distribution) should be aware that the amount of the forthcoming distribution, although in effect a return of capital, will be taxable.

         Dividends declared by a Portfolio in October, November, or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Portfolio on December 31 of such year in the event such dividends are actually paid during January of the following year.

         Each Portfolio may be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or gross sale proceeds paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the

Portfolio that they are not subject to backup withholding when required to do so or that they are "exempt recipients."

         A taxable gain or loss may be realized by an investor upon redemption, transfer or exchange of Shares of the Portfolios, depending upon the tax basis of such Shares and their price at the time of redemption, transfer or exchange.

STATE AND LOCAL

         The application of state and local taxes may have different consequences from those of the federal income tax law described above. In particular, shareholders should note that dividends paid by a Portfolio may be taxable to investors under state or local law as dividend income even though all or a portion of such dividends may be derived from interest on obligations that, if realized directly, would be exempt from such income taxes.

MISCELLANEOUS

         The foregoing summarizes some of the important federal and state tax considerations generally affecting the Portfolios and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Portfolios should consult their tax advisers with specific reference to their own tax situation. Shareholders will be advised at least annually as to the federal income tax consequences of distributions made each year.


                             MANAGEMENT OF THE FUND

         The Fund is managed under the direction of its Board of Directors. The Statement of Additional Information contains the names of and general background information concerning each director.

INVESTMENT ADVISER

         Mississippi Valley Advisors Inc. serves as the investment adviser to each Portfolio. MVA's principal office is located at One Mercantile Center, Seventh & Washington Streets, St. Louis, Missouri 63101. MVA is a wholly-owned subsidiary of Mercantile. As of December 31, 1995, MVA had approximately $7.0 billion in assets under investment management, including the Fund's assets, which were approximately $2.1 billion. MVA also serves as investment adviser to each of the Fund's other Portfolios.

         Subject to the general supervision of the Fund's Board of Directors and in accordance with the Fund's investment policies, MVA manages the Portfolios, makes investment decisions with respect to and places orders for all purchases and sales of the

Portfolios' securities and other investments, and directs the maintenance of each Portfolio's records relating to such purchases and sales.

         For the services provided and expenses assumed pursuant to the investment advisory agreement, MVA is entitled to receive fees, computed daily and payable monthly, at the annual rates of .75% and .55% of the average daily net assets of the Equity Income and Short-Intermediate Corporate Bond Portfolios, respectively.

         MVA may from time to time voluntarily reduce all or a portion of its advisory fee to increase the net income of one or more Portfolios available for distributions as dividends. The voluntary fee reduction will cause the return of any such Portfolio to be higher than it would otherwise be in the absence of such reduction.

         Gregory A. Glidden is the person primarily responsible for the day-to-day management of the Equity Income Portfolio. Mr. Glidden, Senior Associate, has been with MVA since 1983.

         David A. Bethke is the person primarily responsible for the day-to-day management of the Short-Intermediate Corporate Bond Portfolio. Mr. Bethke, Senior Associate, joined MVA in 1987 and has six years of prior investment experience.

         Set forth below are certain performance data relating to those common trust funds of the Adviser and its affiliates (the "Commingled Funds"), which have been managed with full investment authority by the Adviser and/or its affiliates. The Commingled Funds have been divided into two investment portfolios, herein referred to as the "Equity Income Fund" and the "Short-Intermediate Corporate Bond Fund." The Commingled Funds have substantially similar investment objectives and use similar investment strategies and techniques as are used by the Fund's Equity Income Portfolio and Short-Intermediate Corporate Bond Portfolio, respectively.


         The performance information set forth below reflects past performance and is not necessarily indicative of the future performance of the Fund's Equity Income Portfolio and Short-Intermediate Corporate Bond Portfolio, or any of the other investment portfolios of the Fund. Performance will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. In addition, because each of the Fund's Equity Income Portfolio and Short-Intermediate Corporate Bond Portfolio will be actively managed, its investments will vary from time to time and will not be identical to those investments held by the Commingled Funds.

COMPOSITE PERFORMANCE FOR THE COMMINGLED FUNDS1 SHOWING AVERAGE ANNUAL TOTAL RETURNS(2)

                          Equity Income                     Short-Intermediate Corporate Bond
                          -------------                     ---------------------------------

                          Institutional                              Institutional
                             Shares                                      Shares
                             ------                                      ------
One Year
Five Years
Ten Years


ADMINISTRATOR

         BISYS Fund Services Ohio, Inc. located at 3435 Stelzer Road, Columbus, Ohio 43219, acts as the Portfolios' Administrator. The Administrator also serves as the administrator to each of the Fund's other Portfolios.

         The Administrator generally assists in all aspects of each Portfolio's administration and operation and also monitors and performs other services pertaining to the Fund's arrangements under the Administrative Services Plan described below. For its services, the Administrator is entitled to receive a fee, computed daily and payable monthly, at the annual rate of .20% of each Portfolio's average daily net assets.


__________________________________

1. The Equity Income Commingled Fund consists of the Mercantile Common Trust Fund I, the Mercantile Equity Fund for Charitable Trusts, the Mercantile Bank of Joplin Common Trust Fund A, and the Mercantile Bank of Illinois Common Trust Fund S. The Short-Intermediate Corporate Commingled Fund consists of the Mercantile Common Trust Fund B, the Mercantile Fixed Income Fund for Charitable Trusts, the Mercantile Bank of Joplin Common Trust Fund B and the Mercantile Bank of Northern Iowa Common Trust Fund #2.

         The Commingled Funds have been advised by the Adviser or its affiliates since their respective dates of inception.


2. The above information is the average annual total return (calculated in conformity with Securities and Exchange Commission guidelines) for the periods indicated, assuming reinvestment of all net investment income and capital gain distributions and taking into account currently projected expense ratios for the initial fiscal year for Institutional Shares of the Fund's Equity Income and Short-Intermediate Corporate Bond Portfolios.

DISTRIBUTOR

         Institutional Shares of the Portfolios are sold continuously by the Distributor, BISYS Fund Services, an affiliate of the Administrator. The Distributor is a registered broker-dealer with principal offices at 3435 Stelzer Road, Columbus, Ohio 43219. The Distributor also acts as distributor to each of the Fund's other Portfolios.

ADMINISTRATIVE SERVICES PLAN

         The Fund has adopted an Administrative Services Plan with respect to Institutional Shares of the Portfolios. Pursuant to the Administrative Services Plan, Institutional Shares are sold to banks and other financial institutions (which may include Mercantile or its affiliated or correspondent banks) on behalf of their qualified accounts (such financial institutions collectively, the "Service Organizations"), which agree to provide certain shareholder administrative services for their clients or account holders (collectively, the "customers") who are the beneficial owners of such Shares. The holders of Institutional Shares bear separately their pro rata portion of the fees which may be paid to Service Organizations for such services at an annual rate of up to .30% of the average daily net assets of a Portfolio's Institutional Shares owned beneficially by a Service Organization's customers.

SERVICE ORGANIZATIONS

         The servicing agreements adopted under the Administrative Services Plan (collectively, the "Servicing Agreements") require the Service Organizations receiving such compensation (which may include Mercantile and its affiliates) to perform certain services, including providing administrative services with respect to the beneficial owners of Institutional Shares of a Portfolio, such as establishing and maintaining accounts and records for their customers who invest in such Shares, assisting customers in processing purchase, exchange and redemption requests, and responding to customer inquiries concerning their investments.

         The Fund understands that Service Organizations providing such administrative services may also charge fees to their customers beneficially owning such Shares. These fees would be in addition to any amounts which may be received by such a Service Organization under its Servicing Agreement with the Fund. The Fund's Servicing Agreements require a Service Organization to disclose to its customers any compensation payable to the Service Organization by a Portfolio and any other compensation payable by its customers in connection with their investment in such Shares. Customers of such Service Organizations receiving servicing fees should read this Prospectus in light of the terms governing their accounts with their Service Organization.

CUSTODIAN, TRANSFER AGENT AND SUB-TRANSFER AGENT

         Mercantile Bank of St. Louis National Association, an affiliate of the Fund and a wholly-owned subsidiary of Mercantile Bancorporation, Inc., with principal offices located at One Mercantile Center, 8th and Locust Streets, St. Louis, Missouri 63101, serves as Custodian of each Portfolio's assets. BISYS Fund Services Ohio, Inc. also serves as the Fund's transfer agent and dividend disbursing agent. Its address is 3435 Stelzer Road, Columbus, Ohio 43219.

         Pursuant to an agreement with BISYS Fund Services Ohio, Inc. and in connection with the Institutional Shares offered to its customers, a financial institution (which may include Mercantile or its affiliated or correspondent banks) serves as sub-transfer agent with respect to the underlying beneficial owners of Institutional Shares. For the account maintenance services provided, a sub-transfer agent is entitled to receive an annual fee of $30 with respect to each beneficial owner's holdings in Institutional Shares (irrespective of the number of Portfolios in which such Institutional Shares are held).

REGULATORY MATTERS

         Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing, or controlling the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling, or distributing securities such as Shares of the Portfolios. Such banking laws and regulations do not prohibit such a holding company or affiliate, or banks, from acting as investment adviser, transfer agent, or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. Mercantile, MVA, Service Organizations that are banks or bank affiliates, and broker-dealers that are bank affiliates are subject to such laws and regulations, but believe they may perform the services for the Portfolios contemplated by their respective agreements, this Prospectus and the Statement of Additional Information without violating applicable banking laws and regulations. In addition, state securities laws on this issue may differ from the interpretation of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

         Should future legislative, judicial or administrative action prohibit or restrict the activities of such companies in connection with the provision of services on behalf of the Portfolios and their shareholders, the Fund might be required to alter materially or discontinue its arrangements with such companies and change its method of operation. It is not expected that investors would suffer any adverse financial consequences as a result of any of these occurrences.

         If current restrictions preventing a bank from legally sponsoring, organizing, controlling or distributing Shares of an investment company were relaxed, Mercantile or an affiliate of Mercantile, would consider the possibility of offering to perform additional services for the Portfolios. It is not possible, of course, to predict whether or in what form such legislation might be enacted or the terms upon which Mercantile, or such an affiliate, might offer to provide such services.

         Conflict of interest restrictions may apply to the receipt of compensation paid pursuant to a Servicing Agreement by a Portfolio to a financial intermediary in connection with the investment of fiduciary funds in
a Portfolio's Shares.   Institutions, including banks regulated by the
Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, should consult legal counsel before entering into Servicing Agreements.

EXPENSES

         Except as noted above and in the Statement of Additional Information under "Investment Advisory and Administrative Contracts" and "Custodian and Transfer Agent," the Fund's service contractors bear all expenses in connection with the performance of their services, except that the Distributor is compensated pursuant to the Distribution and Services Plans (as described below under "Other Information Concerning the Fund and Its Shares"). Expenses are deducted from the total income of each Portfolio before dividends and distributions are paid. These expenses include, but are not limited to, fees paid to the Adviser and Administrator, transfer agency fees, fees and expenses of officers and directors who are not affiliated with the Adviser or the Distributor, taxes, interest, legal fees, custodian fees, auditing fees, 12b-1 fees, servicing fees, certain fees and expenses in registering and qualifying a Portfolio and its Shares for distribution under Federal and state securities laws, costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, the expense of reports to shareholders, shareholders' meetings and proxy solicitations, fidelity bond and directors and officers liability insurance premiums, the expense of using independent pricing services and other expenses which are not expressly assumed by the Adviser, Distributor or Administrator under their respective agreements with the Fund. The Fund also pays for brokerage fees, commissions and other transaction charges, if any, in connection with the purchase and sale of portfolio securities. Any general expenses of the Fund that are not readily identifiable as belonging to a particular Portfolio will be allocated among all Portfolios by or under the direction of the Board of Directors in a manner the Board determines to be fair and equitable. Any expenses relating only to a particular class of Shares within a Portfolio will be borne solely by such class. (See "Certain Financial Information" and "Management of the Fund" above for additional information regarding expenses of each Portfolio.)


                          OTHER INFORMATION CONCERNING
                            THE FUND AND ITS SHARES

DESCRIPTION OF SHARES

         The Fund was organized on September 9, 1982 as a Maryland corporation, and is a mutual fund of the type known as an "open-end management investment company". The Fund's principal office is located at 3435 Stelzer Road, Columbus, Ohio 43219.

         The Fund's Charter authorizes the Board of Directors to issue up to seven billion full and fractional shares of common stock, and to classify and reclassify any unauthorized and unissued shares into one or more classes of shares. The Board of Directors may similarly classify or reclassify any class of shares into one or more series.

         Pursuant to such authority, the Board of Directors has authorized the issuance of the following series of shares representing interests in the Portfolios, each of which is classified as a diversified company under the 1940
Act: 25 million Trust Shares, 25 million Institutional Shares, 25 million Investor A Shares and 25 million Investor B Shares, representing interests in the Equity Income Portfolio; and 25 million Trust Shares, 25 million Institutional Shares and 25 million Investor A Shares, representing interest in the Short-Intermediate Corporate Bond Portfolio. Trust, Investor A and/or Investor B Shares of these Portfolios are described in separate prospectuses which are available from the Distributor at the telephone number on the cover of this Prospectus. The Board of Directors has also authorized the issuance of additional classes of shares representing interest in other investment portfolios of the Fund, which are likewise described in separate prospectuses available from the Distributor. Shares in the Fund's Portfolios will be issued without Share certificates.

         The Institutional Shares of the Portfolios are described in this Prospectus. The Portfolios also offer Trust Shares and Investor A Shares and, in addition, the Equity Income Portfolio offers Investor B Shares. Trust Shares, which are offered to financial institutions acting on their own behalf or on behalf of certain qualified accounts, are sold without a sales charge. Investor A Shares of the Portfolios are sold with a maximum 4.5% front-end sales charge, and Investor B Shares of the Equity Income Portfolio are sold with a maximum 5.0% contingent deferred sales charge. Investor A Shares and/or Investor B Shares are sold through selected broker/dealers and other financial intermediaries to individual or institutional customers. Trust Shares, Institutional Shares, Investor A Shares and/or Investor B Shares bear their pro rata portion of all operating expenses paid by a Portfolio, except that Trust Shares and Institutional Shares bear all payments under a Portfolio's respective Administrative Services Plans adopted for such Shares and Investor A Shares and Investor B Shares bear all payments under a Portfolio's respective Distribution and Services Plans adopted for such Shares. In addition, Institutional Shares of the Portfolios bear the expense of certain sub-transfer agency fees.

         Payments under the Administrative Services Plan for Trust Shares are made to Service Organizations for administrative services provided to the Service Organizations' clients or account holders who are the beneficial owners of Trust Shares. Payments under the Administrative Services Plan may not exceed .30% (on an annual basis) of the average daily net asset value of a Portfolio's outstanding Trust Shares.

         Payments under the Distribution and Services Plans for Investor A Shares and Investor B Shares are made to (i) the Distributor or another person for providing distribution assistance and assuming certain related expenses, and (ii) Service Organizations for administrative services provided to the Service Organizations' clients or account holders who are the beneficial owners of Investor A Shares or Investor B Shares. Payments under the Distribution and Services Plans for Investor A Shares and Investor B Shares may not exceed .30% and 1.00%, respectively, (on an annual basis) of the average daily net asset value of the outstanding Investor A Shares and Investor B Shares of a Portfolio. Distribution payments made under the Distribution and Services Plans are subject to the requirements of Rule 12b-1 under the 1940 Act.


         The Fund offers various services and privileges in connection with Investor A Shares and Investor B Shares of a Portfolio that are not offered in connection with the Portfolio's Trust or Institutional Shares, including an automatic investment program and an automatic withdrawal plan. In addition, each class of Shares offer different exchange privileges.

         Shareholders are entitled to one vote for each full Share held and proportionate fractional votes for fractional Shares held. Shares of all Portfolios will vote together and not by class unless otherwise required by law or permitted by the Board of Directors. All shareholders of a particular Portfolio will vote together as a single class on matters relating to the Portfolio's investment advisory agreement and investment objective and fundamental policies. Only holders of Trust Shares, however, will vote on matters relating to the Administrative Services Plan for Trust Shares and only holders of Institutional Shares will vote on matters pertaining to the Administrative Services Plan for Institutional Shares. Similarly, only holders of Investor A Shares will vote on matters pertaining to the Distribution and Services Plan for Investor A Shares and only holders of Investor B Shares will vote on matters pertaining to the Distribution and Services Plan for Investor B Shares.

         The Fund is not required, and currently does not intend, to hold annual meetings except as required by the 1940 Act or other applicable law. Upon the written request of the holders of 10% or more of the outstanding Shares, the Fund will call a special meeting to vote on the questions of removal of a director.

         Shares of the Fund's Portfolios have noncumulative voting rights and, accordingly, the holders of more than 50% of the Fund's outstanding Shares (irrespective of Portfolio or class) may elect all of the Directors. Shares have no preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment as described in this Prospectus, Shares will be fully paid and nonassessable.

MISCELLANEOUS

         As used in this Prospectus, a "vote of a majority of the outstanding Shares" of a Portfolio means, with respect to the approval of an investment advisory agreement or a change in an investment objective or fundamental investment policy, the affirmative vote of the lesser of (a) more than 50% of the outstanding Shares of such Portfolio (irrespective of class), or (b) 67% or more of the Shares of such Portfolio (irrespective of class) present at a meeting if more than 50% of the outstanding Shares of such Portfolio are represented at the meeting in person or by proxy.

         As of ___________, 1996, Mercantile and its affiliates possessed, of record on behalf of their underlying customer accounts, voting or investment power with respect to more than 25% of the Fund's outstanding Shares. Therefore, Mercantile may be deemed to be a controlling person of the Fund within the meaning of the 1940 Act.

         Inquiries regarding the Portfolios may be directed to the Fund at 1-800-551-3731.

         For information with respect to Institutional Shares of the Money Market, Treasury Money Market, Growth & Income Equity, Emerging Growth, Government & Corporate Bond, U.S. Government Securities, Balanced and International Equity Portfolios, call the Fund at 1-800-551-3731.

NO PERSON HAS BEEN AUTHORIZED                                      THE ARCH
TO GIVE ANY INFORMATION OR TO MAKE                                 FUND(R), INC.
ANY REPRESENTATIONS NOT CONTAINED
IN THIS PROSPECTUS, OR IN THE
PORTFOLIOS' STATEMENT OF ADDITIONAL
INFORMATION INCORPORATED HEREIN BY
REFERENCE, IN CONNECTION WITH THE
OFFERING MADE BY THIS PROSPECTUS AND,
IF GIVEN OR MADE, SUCH INFORMATION
OR REPRESENTATIONS MUST NOT BE RELIED
UPON AS HAVING BEEN AUTHORIZED BY THE                              EQUITY INCOME
PORTFOLIOS, THE FUND, OR THE                                       PORTFOLIO
DISTRIBUTOR.  THIS PROSPECTUS DOES
NOT CONSTITUTE AN OFFERING BY THE
PORTFOLIOS, THE FUND OR THE DISTRIBUTOR
IN ANY JURISDICTION IN WHICH SUCH
OFFERING MAY NOT LAWFULLY BE MADE.                                 SHORT-INTERMEDIATE
                                                                   CORPORATE BOND
                                                                   PORTFOLIO





       ___________________

                                                                   INSTITUTIONAL
                              TABLE OF CONTENTS                    SHARES

                                                                 PAGE
                                                                 ----
Highlights  . . . . . . . . . . . . . . . . . . . . . . . . . .
Certain Financial Information . . . . . . . . . . . . . . . . .
Financial Highlights  . . . . . . . . . . . . . . . . . . . . .
Expense Summary for
  Institutional Shares  . . . . . . . . . . . . . . . . . . . .
Investment Objectives, Policies and
  Risk Considerations . . . . . . . . . . . . . . . . . . . . .
Pricing of Shares . . . . . . . . . . . . . . . . . . . . . . .           [OLD LOGO]
How to Purchase and Redeem Shares . . . . . . . . . . . . . . .
         Purchase of Shares   . . . . . . . . . . . . . . . . .
         Exchange Privilege . . . . . . . . . . . . . . . . . .
         Redemption of Shares . . . . . . . . . . . . . . . . .
         Other Exchange or
           Redemption Information . . . . . . . . . . . . . . .
Yields and Total Returns  . . . . . . . . . . . . . . . . . . .               PROSPECTUS

                                                                  PAGE
                                                                  ----
Dividends and Distributions . . . . . . . . . . . . . . . . . .               _______, 1996
Taxes     . . . . . . . . . . . . . . . . . . . . . . . . . . .
Management of the Fund  . . . . . . . . . . . . . . . . . . . .
Other Information Concerning
  the Fund and its Shares . . . . . . . . . . . . . . . . . . .
         Miscellaneous  . . . . . . . . . . . . . . . . . . . .

     Investment Adviser:
Mississippi Valley Advisors Inc.
  a wholly-owned subsidiary of
    Mercantile Bank of
St. Louis National Association


Distributor:  BISYS Fund Services

                             THE ARCH FUND(R), INC.

                        THE ARCH EQUITY INCOME PORTFOLIO
                   THE ARCH NATIONAL MUNICIPAL BOND PORTFOLIO
              THE ARCH SHORT-INTERMEDIATE CORPORATE BOND PORTFOLIO


                      Statement of Additional Information

                                     Part B


                            __________________, 1996

                              THE ARCH FUND, INC.

                      Statement of Additional Information

                                      for

                        The ARCH Equity Income Portfolio
                   The ARCH National Municipal Bond Portfolio
              The ARCH Short-Intermediate Corporate Bond Portfolio

                              ______________, 1996

                               TABLE OF CONTENTS

                                                              Page
                                                              ----
THE FUND  . . . . . . . . . . . . . . . . . . . . . . . . . .    1
INVESTMENT OBJECTIVES AND POLICIES  . . . . . . . . . . . . .    1
NET ASSET VALUE . . . . . . . . . . . . . . . . . . . . . . .   23
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION  . . . . . . .   24
ADDITIONAL YIELD AND TOTAL RETURN INFORMATION . . . . . . . .   26
DESCRIPTION OF SHARES . . . . . . . . . . . . . . . . . . . .   32
ADDITIONAL INFORMATION CONCERNING TAXES . . . . . . . . . . .   35
MANAGEMENT OF THE FUND  . . . . . . . . . . . . . . . . . . .   42
INDEPENDENT AUDITORS  . . . . . . . . . . . . . . . . . . . .   51
COUNSEL . . . . . . . . . . . . . . . . . . . . . . . . . . .   51
MISCELLANEOUS . . . . . . . . . . . . . . . . . . . . . . . .   51
APPENDIX A  . . . . . . . . . . . . . . . . . . . . . . . . .  A-1


This Statement of Additional Information, which provides supplemental information applicable to the Equity Income, National Municipal Bond and Short-Intermediate Corporate Bond Portfolios is not a prospectus. It should be read only in conjunction with the Portfolios' Prospectuses dated _______________, 1996 and is incorporated by reference in its entirety into the Prospectuses. No investment in shares of any Portfolio should be made without reading the relevant Prospectus. A copy of the applicable Prospectus may be obtained by writing the Fund at P.O. Box 78069, St. Louis Missouri 63178 or by calling (800) 551-3731. Capitalized terms used but not defined herein have the same meanings as in each Prospectus.

                                    THE FUND

                 The ARCH Fund, Inc. (the "Fund") is an open-end investment company currently offering fifty-one classes of shares in fifteen investment portfolios.

                       INVESTMENT OBJECTIVES AND POLICIES

                 The following information supplements the description of the investment objectives and policies of the Equity Income, National Municipal Bond and Short-Intermediate Corporate Bond Portfolios (the "Portfolios") described in the Prospectuses.

EQUITY INCOME PORTFOLIO

                 The Equity Income Portfolio will not normally invest in securities of issuers having a record, together with predecessors, of less than three years of continuous operations.

                 RIGHTS AND WARRANTS. As stated in the Prospectuses, the Equity Income Portfolio may participate in rights offerings and purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of rights or warrants involves the risk that the Portfolio could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the rights' or warrants' expiration. Also, the purchase of rights or warrants involves the risk that the effective price paid for the right or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security. The Portfolio will not invest more than 5% of its total assets, taken at market value, in warrants, or more than 2% of its total assets, taken at market value, in warrants not listed on the New York, American or Canadian Stock Exchanges. Warrants acquired by the Portfolio in units or attached to other securities are not subject to this restriction.

NATIONAL MUNICIPAL BOND PORTFOLIO

                 As stated in the Prospectuses, the National Municipal Bond Portfolio's investment objective is to seek as high a level of current income, exempt from federal income tax, as is consistent with preservation of capital. The Portfolio seeks to achieve its objective by investing substantially all of its assets in investment-grade debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their respective political subdivisions, agencies, instrumentalities and authorities the interest on which, in the opinion of bond counsel or counsel to the issuer, is exempt from regular federal income tax (collectively, "Municipal Obligations"). The value of the Portfolio's securities is generally sensitive to change in interest rates. See "Short-Intermediate Corporate Bond Portfolio" below.

                 MUNICIPAL OBLIGATIONS. As described in its Prospectuses and subject to its investment limitations, the National Municipal Bond Portfolio may invest in Municipal Obligations. Municipal Obligations include debt obligations issued by governmental entities which obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities.

                 As described in the Prospectuses, the two principal classifications of Municipal Obligations consist of "general obligation" and "revenue" issues. In addition, the National Municipal Bond Portfolio may purchase "moral obligation" issues, which are normally issued by special purpose authorities. There are, of course, variations in the quality of Municipal Obligations both within a particular classification and between classifications, and the yields on Municipal Obligations depend upon a variety of factors, including general conditions of the money market and/or the municipal bond market, the financial condition of the issuer, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Rating Agencies, such as Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("S&P"), represent their opinions as to the quality of Municipal Obligations. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Municipal Obligations with the same maturity, interest rate and rating may have different yields while Municipal Obligations of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by the Portfolio, an issue of Municipal Obligations may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Portfolio. The Adviser will consider such an event in determining whether the Portfolio involved should continue to hold the obligation.

                 The National Municipal Bond Portfolio may also purchase Municipal Obligations in the form of certificates of participation which represent undivided interests in lease payments by a governmental or nonprofit entity. A lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they become due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment. In addition, certificates of participation are less liquid than other bonds because there is a limited secondary trading market for such obligations. To alleviate potential liquidity problems with respect to these investments, the Portfolio may enter into remarketing agreements which may provide that the seller or a third party will repurchase the obligation within seven days after demand by the Portfolio and upon certain conditions such as the Portfolio's payment of a fee.

                 The payment of principal and interest on most securities purchased by the National Municipal Bond Portfolio will depend upon the ability of the issuers to meet their obligations. An issuer's obligations under its Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Obligations may be materially adversely affected by litigation or other conditions. The District of Columbia, each state, each of their political subdivisions, agencies, instrumentalities and authorities and each multi-state agency of which a state is a member is a separate "issuer" as that term is used in this Statement of Additional Information and the Prospectuses. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer."

                 The National Municipal Bond Portfolio may also purchase General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Tax-Exempt Commercial Paper, Construction Loan
Notes and other tax-exempt loans.   Such instruments are issued in anticipation
of the receipt of tax funds, the proceeds of bond placements, or other revenues.

                 Certain types of Municipal Obligations (private activity bonds) have been or are issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities. Furthermore, payment of principal and interest on Municipal Obligations of certain projects may be secured by mortgages or deeds of trust. In the event of a default, enforcement of the mortgages or deeds of trust will be subject to statutory enforcement procedures and limitations, including rights of redemption and limitations on obtaining deficiency judgments. In the event of a foreclosure, collection of the proceeds of the foreclosure may be delayed, and the amount of proceeds from the foreclosure may not be sufficient to pay the principal of and accrued interest on the defaulted Municipal Obligations.

                 From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. For example, the Tax Reform Act of 1986 (the "Act"), adopted in October 1986, substantially revised provisions of prior law affecting the issuance and use of proceeds of certain tax-exempt obligations. The Act made a new definition of private activity bonds applicable to many types of bonds, including those which were industrial development bonds under prior law. Interest on private activity bonds is exempt from regular federal income tax only if the bonds fall within and meet the requirements of certain defined categories of qualified private activity bonds. The Act also extended to all Municipal Obligations issued after August 16, 1986 (August 31, 1986 in the case of certain bonds) certain rules formerly applicable only to industrial development bonds. If the issuer fails to observe such rules, the interest on the Municipal Obligations may become taxable retroactive to the date of issue. In addition, interest on certain private activity bonds must be included in an investor's federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their federal alternative minimum taxable income. (See the applicable Prospectus under "Taxes - Federal Taxes.")

SHORT-INTERMEDIATE CORPORATE BOND PORTFOLIO

                 An increase in interest rates will generally reduce the value of the investments in the Short-Intermediate Corporate Bond Portfolio, and a decline in interest rates will generally increase the value of those investments. Depending upon the prevailing market conditions, the Adviser may purchase debt securities at a discount from face value, which produces a yield greater than the coupon rate. Conversely, if debt securities are purchased at a premium over face value, the yield will be lower than the coupon rate. In response to changing conditions in fixed-income markets, the Portfolio may make modest shifts in terms of anticipated interest rate and sector spread changes.

OTHER APPLICABLE INVESTMENT POLICIES

                 VARIABLE AND FLOATING RATE INSTRUMENTS. Subject to its investment limitations, the Portfolios may purchase variable and floating rate obligations as described in the Prospectuses. The Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such obligations and, for obligations subject to a demand feature, will monitor their financial status to meet payment on demand. In determining average weighted portfolio maturity, an instrument issued or guaranteed by the U.S. Government or an agency or instrumentality thereof, or a variable rate instrument scheduled on its face to be paid in 397 days or less, will be deemed to have a maturity equal to the period remaining until the next interest rate adjustment. Other variable and floating rate obligations will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the time the Portfolio can recover payment of principal as specified in the instrument.

                 The variable and floating rate demand instruments that the National Municipal Bond Portfolio may purchase include participations in Municipal Obligations purchased from and owned by financial institutions, primarily banks. Participation interests provide the Portfolio with a specified undivided interest (up to 100%) in the underlying obligation and the right to demand payment of the unpaid principal balance plus accrued interest on the participation interest from the institution upon a specified number of days' notice, not to exceed thirty days. Each participation interest is backed by an irrevocable letter of credit or guarantee of a bank that the Adviser has determined meets the prescribed quality standards for the Portfolio. The bank typically retains fees out of the interest paid on the obligation for servicing the obligation, providing the letter of credit and issuing the repurchase commitment.

                 RESTRICTED SECURITIES. The SEC has adopted Rule 144A which allows for a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act of 1933 for the resale of certain securities to qualified institutional buyers. The purchase of securities which can be sold under Rule 144A could have the effect of increasing the level of illiquidity in the Portfolios to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these restricted securities.

                 The Adviser monitors the liquidity of restricted securities in the Portfolios under the supervision of the Board of Directors. In reaching liquidity decisions, the Adviser may consider the following factors, although such factors may not necessarily be determinative: (1) the unregistered nature of a security; (2) the frequency of trades and quotes for the security; (3) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (4) the trading markets for the security; (5) dealer undertakings to make a market in the security; and (6) the nature of the security and the nature of the marketplace trades (including the time needed to dispose of the security, methods of soliciting offers, and mechanics of transfer).

                 STAND-BY COMMITMENTS. The National Municipal Bond Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held by the Portfolio. Under a stand-by commitment, a dealer or bank agrees to purchase from the Portfolio, at the Portfolio's option, specified Municipal Obligations at their amortized cost value to the Portfolio plus accrued interest, if any. Standby commitments acquired by the Portfolio must meet the quality standards described in the Prospectuses (be rated in the two highest categories as determined by a Rating Agency, or, if not rated, must be of comparable quality as determined by the Adviser pursuant to guidelines approved by the Fund's Board of Directors). Stand-by commitments are exercisable by the Portfolio at any time before the maturity of the underlying Municipal Obligations and may be sold, transferred or assigned by the Portfolio only with the underlying instruments.

                 The Fund expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the National Municipal Bond Portfolio may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities).

                 The National Municipal Bond Portfolio intends to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the Adviser's opinion, present minimal credit risks. The Portfolio's reliance upon the credit of these dealers, banks and broker- dealers will be secured by the value of the underlying Municipal Obligations that are subject to the commitment. In evaluating the creditworthiness of the issuer of a stand-by commitment, the Adviser will review periodically the issuer's assets, liabilities, contingent claims and other relevant financial information.

                 The National Municipal Bond Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. Stand-by commitments acquired by the Portfolio would be valued at zero in determining net asset value. Where the Portfolio paid any consideration directly or indirectly for a stand-by commitment, its cost would be reflected as unrealized depreciation for the period during which the commitment was held by the Portfolio. If a stand-by commitment is exercised, its cost will reduce the amount realized on the sale of the Municipal Obligations for purposes of determining the amount of gain or loss. If a stand-by commitment expires unexercised, its cost is added to the basis of the security to which it relates in those instances where the stand-by commitment was acquired on the same day as the bond, and in other cases will be treated as a capital loss at the time of expiration. Stand-by commitments would not affect the average weighted maturity of the Portfolio.


                 TAX-EXEMPT DERIVATIVES.   The National Municipal Bond
Portfolio may hold tax-exempt derivatives which may be in the form of tender option bonds, participations, beneficial interests in a trust, partnership interests or other forms. A number of different structures have been used.
For example, interests in long-term fixed-rate Municipal Obligations, held by a bank as trustee or custodian, are coupled with tender option, demand and other features when the tax-exempt derivatives are created. Together, these features entitle the holder of the interest to tender (or put), the underlying Municipal Obligation to a third party at periodic intervals and to receive the principal amount thereof. In some cases, Municipal Obligations are represented by custodial receipts evidencing rights to receive specific future interest payments, principal payments, or both, on the underlying municipal securities held by the custodian. Under such arrangements, the holder of the custodial receipt has the option to tender the underlying Municipal Obligation at its face value to the sponsor (usually a bank or broker dealer or other financial institution), which is paid periodic fees equal to the difference between the bond's fixed coupon rate and the rate that would cause the bond, coupled with the tender option, to trade at par on the date of a rate adjustment. The Portfolio may hold tax-exempt derivatives, such as participation interests and custodial receipts, for Municipal Obligations which give the holder the right to receive payment of principal subject to the conditions described above. The Internal Revenue Service has not ruled on whether the interest received on tax-exempt derivatives in the form of participation interests or custodial receipts is tax-exempt, and accordingly, purchases of any such interests or receipts are based on the opinion of counsel to the sponsors of such derivative securities. Neither the Fund nor its investment adviser will review the proceedings related to the creation of any tax-exempt derivatives or the basis for such opinions.

                 U.S. GOVERNMENT OBLIGATIONS. Examples of the types of U.S. Government obligations that may be held by the Portfolios, subject to their respective investment policies, include, in addition to U.S. Treasury bills, the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Maritime Administration, Resolution Trust Corporation, and International Bank for Reconstruction and Development.

                 Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

                 STRIPPED U.S. GOVERNMENT OBLIGATIONS. As described in the Prospectuses and subject to their respective investment policies, the Portfolios may hold stripped U.S. Treasury securities, including (1) coupons that have been stripped from U.S. Treasury bonds, which are held through the Federal Reserve Bank's book-entry system called "Separate Trading of Registered Interest and Principal of Securities" ("STRIPS") or (2) through a program entitled "Coupon Under Book-Entry Safekeeping" ("CUBES"). Each Portfolio may also acquire U.S. Government obligations and their unmatured interest coupons that have been stripped by a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRS") and "Certificates of Accrual on Treasury Securities" ("CATS"). Such securities may not be as liquid as STRIPS and CUBES and are not viewed by the staff of the SEC as U.S. Government securities for purposes of the 1940 Act.

                 The stripped coupons are sold separately from the underlying principal, which is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Purchasers of stripped principal-only securities acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury Department sells itself. In the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder, the underlying U.S. Treasury bonds and notes themselves are held in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of the U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities, such as the Portfolios, most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for federal tax and security purposes.

                 The U.S. Government does not issue stripped Treasury securities directly. The STRIPS program, which is ongoing, is designed to facilitate the secondary market in the stripping of selected U.S. Treasury notes and bonds into separate interest and principal components. Under the program, the U.S. Treasury continues to sell its notes and bonds through its customary auction process. A purchaser of those specified notes and bonds who has access to a book-entry account at a Federal Reserve bank, however, may separate the Treasury notes and bonds into interest and principal components. The selected Treasury securities thereafter may be maintained in the book-entry system operated by the Federal Reserve in a manner that permits the separate trading and ownership of the interest and principal payments.

                 For custodial receipts, by agreement the underlying debt obligations are held separate from the general assets of the custodian and nominal holder of such securities, and are not subject to any right, charge, security interest, lien or claim of any kind in favor of or against the custodian or any person claiming through the custodian. The custodian is also responsible for applying all payments received on those underlying debt obligations to the related receipts or certificates without making any deductions other than applicable tax withholding. The custodian is required to maintain insurance for the protection of holders of receipts or certificates in customary amounts against losses resulting from the custody arrangement due to dishonest or fraudulent action by the custodian's employees. The holders of receipts or certificates, as the real parties in interest, are entitled to the rights and privileges of the underlying debt obligations, including the right, in the event of default in payment of principal or interest, to proceed individually against the issuer without acting in concert with other holders of those receipts or certificates or the custodian.

                 SECURITIES LENDING. While the Portfolios would not have the right to vote securities on loan, each Portfolio intends to terminate the loan and regain the right to vote should this be considered important with respect to the investment. When the Portfolios lend their securities, they continue to receive interest or dividends on the securities loaned and may simultaneously earn interest on the investment of the cash collateral which will be invested in readily marketable, high quality, short-term obligations. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Portfolio if a material event affecting the investment is to occur.

                 Securities lending arrangements with broker/dealers require that the loans be secured by the collateral equal in value to at least the market value of the securities loaned. During the term of such arrangements, the Portfolios will maintain such value by the daily marking-to-market of the collateral.

                 SECURITIES OF OTHER INVESTMENT COMPANIES. As described in the applicable Prospectuses, the Portfolios intend to limit investments in securities issued by other investment companies within the limits prescribed by the 1940 Act. Each Portfolio currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Portfolio; and (d) not more than 10% of the outstanding voting stock of any one investment company will be owned in the aggregate by the Portfolios and other investment companies advised by the Adviser.

                 ASSET-BACKED SECURITIES. The Short-Intermediate Corporate Bond Portfolio may purchase asset-backed securities, as described in the Prospectuses. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made monthly, thus in effect "passing through" monthly payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments, and for this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely.

                 There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities guaranteed by GNMA include GNMA Mortgage Pass- Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation with the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by the FNMA include FNMA Guaranteed Mortgage Pass-through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-backed securities issued by the FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "Pcs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

                 Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

                 WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. When a Portfolio agrees to purchase securities on a when-issued or forward commitment basis, the Custodian (or sub-custodian) will maintain in a segregated account cash, U.S. Government securities, liquid portfolio securities or other high-grade debt obligations having a value (determined daily) at least equal to the amount of the Portfolio's commitments. In the case of a forward commitment to sell portfolio securities, the Custodian (or sub-custodian) will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that a Portfolio will maintain sufficient assets at all times to cover is obligations under when-issued purchases and forward commitments.

                 A Portfolio will make commitments to purchase securities on a when-issued basis or to purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Portfolio may dispose of or renegotiate a commitment after it is entered into and may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. In these cases, the Portfolio may realize a capital gain or loss.

                 When a Portfolio engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

                 The value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their value, is taken into account when determining a Portfolio's net asset value starting on the day the Portfolio agrees to purchase the securities. The Portfolio does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When a Portfolio makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Portfolio's assets, and fluctuations in the value of the underlying securities are not reflected in the Portfolio's net asset value as long as the commitment remains in effect.

                 The National Municipal Bond Portfolio expects that commitments to purchase when-issued securities will not exceed 5% of the value of its total assets under normal market conditions.

                 OPTIONS TRADING. As described in the Prospectuses, the Equity Income and Short-Intermediate Corporate Bond Portfolios may purchase put and call options listed on a national securities exchange and issued by the Options Clearing Corporation in an amount not exceeding 10% of a Portfolio's total net assets. Options trading is a specialized activity which entails greater than ordinary investment risks. Regardless of how much the market price of the underlying security or index increases or decreases, the option buyer's risk is limited to the amount of the original investment for the purchase of the option. However, options may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities. A listed call option gives the purchaser of the option the right to buy from a clearing corporation, and a writer has the obligation to sell to the clearing corporation, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A listed put option gives the purchaser the right to sell to a clearing corporation the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. In contrast to an option on a particular security, an option on a stock or bond index provides the holder with the right to make or receive a cash settlement upon the exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

                 A Portfolio's obligation to sell a security subject to a covered call option written by it may be terminated prior to the expiration date of the option by the Portfolio's executing a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Portfolio will have incurred a loss in the transaction. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. A covered call option writer, unable to effect a closing purchase transaction, would not be able to sell the underlying security until the option expires or the underlying security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline in the underlying security during such period. A Portfolio will write an option on a particular security only if the Adviser believes that a liquid secondary market will exist on an exchange for options of the same series which will permit the Portfolio to make a closing purchase transaction in order to close out its position.

                 When a Portfolio writes a covered call option, an amount equal to the net premium (the premium less the commission) received by the Portfolio is included in the liability section of the Portfolio's statement of assets and liabilities as a deferred credit. The amount of the deferred credit is subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date or if the Portfolio enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. Any gain on a covered call option may be offset by a decline in the market price of the underlying security during the option period. If a covered call option is exercised, the Portfolio may deliver the underlying security held by it or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received, and the Portfolio will realize a gain or loss. Premiums from expired options written by a Portfolio and net gains from closing purchase transactions are treated as short-term capital gains for federal income tax purposes, and losses on closing purchase transactions are short-term capital losses.

                 As noted previously, there are several risks associated with transactions in options on securities and indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, even when traded on a national securities exchange ("Exchange"), may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

                 A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

                 FUTURES CONTRACTS. As discussed in the Prospectuses, the Equity Income and Short-Intermediate Corporate Bond Portfolios may invest in futures contracts and options thereon (stock or bond index futures contracts or interest rate futures or options) to hedge or manage risks associated with a Portfolio's securities investments.

         To enter into a futures contract, an amount of cash and cash equivalents, equal to the market value of the futures contracts, is deposited in a segregated account with the Fund's Custodian and/or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures is unleveraged. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Portfolio would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Portfolio had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it would be disadvantageous to do so. In addition, a Portfolio might be required to make delivery of the instruments underlying futures contracts that it holds. The inability to close options and futures positions also could have an adverse impact on a Portfolio's ability to hedge effectively.

                 Successful use of futures by a Portfolio is also subject to the Adviser's ability to predict movements correctly in the direction of the market. There is an imperfect correlation between movements in the price of futures and movements in the price of the securities which are the subject of the hedge. In addition, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Adviser may still not result in a successful hedging transaction over a short time frame.

                 The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

                 Utilization of futures transactions by a Portfolio involves the risk of loss by the Portfolio of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

                 Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

                 The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

                 ADRS AND EDRS. The Equity Income and Short-Intermediate Corporate Bond Portfolios may invest their assets in securities such as ADRs and EDRs, which are receipts issued by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs and EDRs may be listed on a national securities exchange or may trade in the over-the-counter market. ADR and EDR prices are denominated in U.S. dollars, even though the underlying security may be denominated in a foreign currency. The underlying security may be subject to foreign government taxes which would reduce the yield on such securities. Investments in such instruments involve risks similar to those of investing directly in foreign securities. Such risks include political or economic instability of the issuer or the country of issue, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. Such securities may also be subject to greater fluctuations in price than securities of domestic corporations. In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments which could affect investment in those countries.

                 MONEY MARKET INVESTMENTS.         As stated in the
Prospectuses and subject to their respective investment policies, the Portfolios may invest in the following money market instruments for temporary defensive or other purposes: commercial paper, bankers' acceptances, certificates of deposit and time deposits, floating rate notes.

                 Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits.

                 REPURCHASE AGREEMENTS. The Short-Intermediate Corporate Bond Portfolio may enter into repurchase agreements with respect to portfolio securities. Under the terms of a repurchase agreement, a Portfolio purchases securities from financial institutions such as banks and broker-dealers that are deemed to be creditworthy by the Adviser under guidelines approved by the Board of Directors, subject to the seller's agreement to repurchase them at a mutually agreed-upon date and price. Securities subject to repurchase agreements are held by the Portfolios' Custodian or in the Federal Reserve/Treasury book-entry system. During the term of any repurchase agreement, the Adviser will continue to monitor the creditworthiness of the seller. The repurchase price generally equals 102% of the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio securities). Under a repurchase agreement, the seller is required to maintain the value of the securities subject to the agreement at not less than the repurchase price, and securities subject to repurchase agreements are maintained by the Portfolios' Custodian in segregated accounts in accordance with the 1940 Act. Default by the seller could, however, expose the Portfolio to possible loss because of adverse market action or delay in connection with the disposition of the underlying securities. Repurchase agreements are considered to be loans by the Portfolio under the 1940 Act.

                 REVERSE REPURCHASE AGREEMENTS. As described in the Prospectuses, the Short-Intermediate Corporate Bond Portfolio may enter into reverse repurchase agreements (agreements under which a Portfolio sells portfolio securities and agrees to repurchase them at an agreed- upon date and price). At the time a Portfolio enters into such an arrangement, it will place, in a segregated custodial account, liquid assets having a value at least equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such equivalent value is maintained.

                 Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the price of the securities that it is obligated to repurchase. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. Each Portfolio intends to limit its borrowings (including reverse repurchase agreements) during the current fiscal year to not more than 5% of its net assets.

PORTFOLIO TURNOVER AND TRANSACTIONS

                 Subject to the general control of the Fund's Board of Directors, the Adviser is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Portfolios.

                 The Portfolios' rate of portfolio turnover may vary greatly from year to year as well as within a particular year. Portfolio turnover may also be affected by cash requirements for redemptions of shares and by requirements which enable a Portfolio to receive certain favorable tax treatment. Portfolio turnover will not be a limiting factor in making investment decisions.

                 Transactions on United States stock exchanges involve the payment of negotiated brokerage commissions. On the exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price of those securities includes an undisclosed commission or mark-up. The cost of securities purchased from underwriters includes an underwriter's commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

                 The Portfolios may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Portfolios will engage in this practice, however, only when the Adviser, in its sole discretion, believes such practice to be otherwise in a Portfolio's interests.

                 While the Adviser generally seeks competitive spreads or commissions, it may not necessarily allocate each transaction to the underwriter or dealer charging the lowest spread or commission available on the transaction. Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

                 Subject to this consideration, dealers who provide supplemental investment research to the Adviser may receive orders for transactions by a Portfolio. Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the advisory fees payable to it by a Portfolio. Such information may be useful to the Adviser in serving both the Portfolios and other clients, and conversely, supplemental information obtained by the placement of business of other clients may be useful to the Adviser in carrying out its obligations to the Portfolios. Portfolio securities will not be purchased from or sold to the Adviser, the Distributor, the Administrator or any "affiliated person" (as such term is defined under the 1940 Act) or any of them acting as principal, except to the extent permitted by the SEC. In addition, the Portfolios will not give preference to the Adviser's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements and reverse repurchase agreements.

                 Investment decisions for the Portfolios are made independently from those for other investment companies and accounts advised or managed by the Adviser. Such other investment companies and accounts may also invest in the same securities as the Portfolios. When a purchase or sale of the same security is made at substantially the same time on behalf of a Portfolio and another investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to the Portfolio and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Portfolio or the size of the position obtained by the Portfolio. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Portfolios with those to be sold or purchased for other investment companies or accounts in order to obtain best execution.

INVESTMENT LIMITATIONS

                 The following investment limitations may be changed with respect to a particular Portfolio only by an affirmative vote of a majority of the outstanding shares of that Portfolio (as defined under "Other Information Concerning the Fund and Its Shares -- Miscellaneous" in the Portfolios' Prospectuses). These investment limitations supplement those that appear in the Prospectuses.

                 THE PORTFOLIOS MAY NOT:

                 1. Make investments for the purpose of exercising control or management.

                 2. Purchase or sell real estate, provided that each Portfolio may invest in securities secured by real estate or interests therein or issued by companies or investment trusts which invest in real estate or interests therein, provided further that, as described in the Prospectuses, the Short-Intermediate Corporate Bond Portfolio may invest in first mortgage loans, income participation loans and participation certificates in pools of mortgages, including mortgages issued or guaranteed by the U.S. Government, its agencies or its instrumentalities, mortgage-backed securities and CMOs.

                 3. Act as an underwriter of securities within the meaning of the Securities Act of 1933 except insofar as a Portfolio might be deemed to be an underwriter upon disposition of portfolio securities acquired within the limitation on purchases of restricted securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with a Portfolio's investment objective, policies and limitations may be deemed to be underwriting.

                 4. Purchase or sell commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that each Portfolio may, to the extent appropriate to its investment objective, purchase publicly traded securities of companies engaging in whole or in part in such activities.

                 5. Purchase securities on margin, make short sales of securities or maintain a short position, except that (a) this investment limitation shall not apply to transactions by either the Equity Income or Short-Intermediate Corporate Bond Portfolios in options, and futures contracts and related options, and (b) a Portfolio may obtain short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities.


                                NET ASSET VALUE

                 As stated in the applicable Prospectuses, the net asset value per share of each class of a Portfolio is calculated by adding the value of all of the portfolio securities and other assets belonging to a Portfolio, subtracting the liabilities charged to such class, and dividing the result by the number of outstanding shares of such class. "Assets belonging to" each class of a Portfolio consist of the consideration received upon the issuance of shares of each class of the Portfolio together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Fund not belonging to a particular Portfolio. Assets belonging to each class of a

Portfolio are charged with the direct liabilities of each class of that Portfolio and with a share of the general liabilities of the Fund allocated in proportion to the relative net assets of that Portfolio and the Fund's other Portfolios. The determinations by the Board of Directors as to the direct and allocable liabilities, and the allocable portion of general assets, with respect to a particular class of a Portfolio are conclusive.

                 Securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter bid prices. Securities for which there were no transactions are valued at the average of the current bid and asked prices. Restricted securities and other assets for which market quotations are not readily available are valued at fair value as determined in accordance with guidelines approved by the Fund's Board of Directors. In computing net asset value, the current value of a Portfolio's open futures contracts and related options will be "marked-to-market."

                 Among the factors that ordinarily will be considered in valuing portfolio securities are the existence of restrictions upon the sale of the security by a Portfolio, the existence and extent of a market for the security, the extent of any discount in acquiring the security, the estimated time during which the security will not be freely marketable, the expenses of registering or otherwise qualifying the security for public sale, underwriting commissions if underwriting would be required to effect a sale, the current yields on comparable securities for debt obligations traded independently of any equity equivalent, changes in the financial condition and prospects of the issuer, and any other factors affecting fair value. In making valuations, opinions of counsel to the issuer may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

                 Additionally, the Administrator may use a pricing service to value certain portfolio securities where the prices provided are believed to reflect the fair market value of such securities. The methods of valuation used by the pricing service will be reviewed by the Administrator under the general supervision of the Fund's Board of Directors. Several pricing services are available, one or more of which may be used by the Administrator from time to time. In valuing a Portfolio's securities, the pricing service would normally take into consideration such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances, and other factors which are deemed relevant in determining valuations for normal institutionalized trading units of debt securities and would not rely exclusively on quoted prices.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

                 Shares in each Portfolio are sold on a continuous basis by the Distributor. As described in the applicable Prospectuses, Trust shares and Institutional shares of each Portfolio (other than the National Municipal Bond Portfolio which does not offer Institutional Shares) are sold to certain qualified customers at their net asset value without a sales charge. Investor A shares of each Portfolio are sold to retail customers at the public offering price based on a Portfolio's net asset value plus a front-end load or sales charge as described in the applicable Prospectuses. Investor B shares of each Portfolio (other than the Short-Intermediate Corporate Bond Portfolio which does not offer Investor B shares) are sold to retail customers at the net asset value next determined after a purchase order is received, but are subject to a contingent deferred sales charge which is payable on redemption of such shares as described in the applicable Prospectuses.

                 The Fund may redeem shares involuntarily if the net income with respect to a Portfolio's shares is negative or such redemption otherwise appears appropriate in light of the Fund's responsibilities under the 1940 Act.

                 A hypothetical illustration of the computation of the public offering price per share of Investor A shares of the Portfolios, based on the projected value of each Portfolio's estimated net assets and projected number of outstanding shares on the date its shares are first offered for sale to public investors and the maximum front-end 4.5% (2.5% with respect to the Short-Intermediate Corporate Bond Portfolio) sales charge currently applicable, is as follows:

                                     TABLE

                                           Equity Income         National Municipal
                                             Portfolio             Bond Portfolio
                                           -------------         ------------------
Net Assets                                   $ 10.00                  $ 10.00
                                               -----                    -----
Outstanding Shares                                 1                        1
                                                   -                        -

Net Asset Value Per Share                    $ 10.00                  $ 10.00
                                               -----                    -----
Sales Charge, 4.50% of  offering
price (4.70%  of net asset value  per
share)                                       $  0.47                  $  0.47

Offering to Public                           $ 10.47                  $ 10.47
                                               =====                    =====

                                     TABLE


                                              Short-Intermediate
                                                Corporate Bond
                                                   Portfolio
                                              ------------------
Net Assets                                         $ 10.00
                                                     -----

Outstanding Shares                                       1
                                                         -

Net Asset Value Per Share                          $ 10.00
                                                     -----

Sales Charge, 2.50% of
offering price (2.56%
of net asset value
per share)                                         $  0.26

Offering to Public                                 $ 10.26
                                                     =====


                 Under the 1940 Act, a Portfolio may suspend the right of redemption or postpone the date of payment for shares during any period when
(a) trading on the Exchange is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closing; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. The Portfolio may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.

                 In addition to the situations described in the Prospectuses under "How to Purchase and Redeem Shares," the Portfolios may redeem shares involuntarily to reimburse the Portfolios for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Portfolio shares as provided in the applicable Prospectuses from time to time.

EXCHANGE PRIVILEGE

                 Shareholders may exchange all or part of their shares in the Portfolios as so described in the applicable Prospectus. Any rights an investor may have to reduce (or have waived) the sales load applicable to an exchange, as may be provided in a Prospectus, will apply in connection with any such exchange.

                 By use of the exchange privilege, the investor authorizes his or her Selected Dealer, Service Organization or the Distributor to act on telephonic instructions from any person representing himself or herself to be the investor and believed by the Selected Dealer, Service Organization or the Distributor to be genuine. The investor, Selected Dealer, Service Organization or the Distributor must notify the transfer agent of the investor's prior ownership of Portfolio shares and account number. The transfer agent's records of such instructions are binding. The exchange privilege may be modified or terminated at any time upon 60 days' written notice to shareholders.


                 ADDITIONAL YIELD AND TOTAL RETURN INFORMATION

                 From time to time yields and total returns of Trust Shares, Institutional Shares, Investor A Shares and Investor B Shares (computed separately) of a Portfolio may be quoted in advertisements, shareholder reports of other communications to Shareholders.

                 YIELD CALCULATIONS. A Portfolio's 30 day "yield" described in the Prospectuses is calculated separately for Trust shares, Institutional shares, Investor A shares and/or Investor B shares of a Portfolio by dividing the Portfolio's net investment income per share earned during a 30-day period by the maximum offering price per share (the "maximum offering price") with respect to Investor A shares and the net asset value per share with respect to Trust shares, Institutional shares and Investor B shares on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. A Portfolio's net investment income per share (irrespective of series) earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes income dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

                                      a-b
                         Yield = 2 [(------- + 1)(6) - 1]
                                       cd

Where:           a =  dividends and interest earned during the period.

                 b =  expenses accrued for the period (net of
                      reimbursements).

                 c = the average daily number of shares outstanding that were entitled to receive dividends.

                 d = maximum offering price per share on the last day of the period.

                 For the purpose of determining interest earned during the period (variable "a" in the formula), dividend income on equity securities held by a Portfolio is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in that Portfolio. A Portfolio calculates interest earned on any debt obligation held in its portfolio by computing the yield to maturity of each obligation held by it based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each 30 day period, or, with respect to obligations purchased during the 30 day period, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent 30 day period that the obligation is in the portfolio. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

                 Interest earned on tax-exempt obligations of the National Municipal Bond Portfolio that are issued without original issue discount and have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that are less than the then-remaining portion of the original issue discount (market premium), the yield to maturity is based on the market value.

                 Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by a Portfolio to all shareholder accounts in proportion to the length of the base period and the Portfolio's mean (or median) account size. Investor A Shares, Investor B Shares, Institutional Shares and Trust Shares each bear separate fees applicable to each series of Shares. Undeclared earned income will not be subtracted from the maximum offering price per share (variable "d" in the formula). Undeclared earned income is net investment income which, at the end of the base period, has not been declared and paid as a dividend, but is reasonably expected to be and is declared and paid as a dividend shortly thereafter.

                 The National Municipal Bond Portfolio's "tax-equivalent" yield for each class of shares is computed by dividing the portion of the Portfolios' yield (calculated as above) that is exempt from federal income tax by one minus a stated federal income tax rate and adding that figure to that portion, if any, of the Portfolios' yield that is not exempt from federal income tax.

                 The Fund currently calculates 30 day yield for its fixed income non-money market Portfolios but not for its equity Portfolios.


                 TOTAL RETURN CALCULATIONS. A Portfolio computes its "average annual total return" for each series of that Portfolio by determining the average annual compounded rate of return during specified periods that would equate the initial amount invested in a particular series to the ending redeemable value of such investment in the series by dividing the ending redeemable value of a hypothetical $1,000 payment by $1,000 (representing a hypothetical initial payment) and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

           ERV 1/n
T =      [(-------)  - 1]
              P

Where:           T =      average annual total return

                 ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the 1, 5 or 10 year
                          (or other)   periods (or a fractional portion
                          thereof)

                 P =      hypothetical initial payment of $1,000

                 n = period covered by the computation, expressed in terms of years

                 A Portfolio computes its aggregate total returns separately for each series by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested in a particular series to the ending redeemable value of such investment in the series. The formula for calculating aggregate total return is as follows:

                                              ERV
                 Aggregate Total Return =  [(------)- 1]
                                               P

                 The calculations of average annual total return and aggregate total return assume reinvestment of all income dividends and capital gain distributions on the reinvestment dates during the period and include all recurring fees charged to all shareholder accounts, assuming an account size equal to a Portfolio's mean or median account size for any fees that vary with the size of the account. The ending redeemable value (variable "ERV" in each quotation) is determined by assuming complete redemption of the hypothetical investment and the deduction of all non-recurring charges at the end of the period covered by the computation. In addition, a Portfolio's average annual total return and aggregate total return quotations reflect the deduction of the maximum front-end sales charge in connection with the purchase of Investor A shares and the deduction of any applicable contingent deferred sales charge with respect to Investor B shares.

                 As stated in the Prospectuses relating to Investor A shares and Investor B shares, a Portfolio may also calculate total return figures for that Portfolio without deducting the maximum sales charge imposed on purchases or redemptions. The effect of not deducting the sales charge will be to increase the total return reflected.

IN GENERAL

                 Investors may judge the performance of the Portfolios by comparing them to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies. Such comparisons may be made by referring to market indices such as those prepared by Dow Jones & Co., Inc., Russell, Salomon Brothers, Inc., Lehman or Standard & Poor's Ratings Group or any of their affiliates, the Consumer Price Index, the EAFE Index, the NASDAQ Composite, or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. Such comparisons may also be made by referring to data prepared by Lipper Analytical Services, Inc., (a widely recognized independent service which monitors the performance of mutual funds) Indata, Frank Russell, CDA, and the Bank Rate Monitor (which reports average yields for money market accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas). Other similar yield data, including comparisons to the performance of Mercantile repurchase agreements, or the average yield data for similar asset classes including but not limited to Treasury bills, notes and bonds, may also be used for comparison purposes. Comparisons may also be made to indices or data published in the following national financial publications: IBC/Donoghue's MONEY FUND REPORT(R) published by IBC/Donoghue, MorningStar, CDA/Wiesenberger, Money Magazine, Forbes, Fortune, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Fortune, Institutional Investor, U.S.A. Today and publications of Ibbotson Associates, Inc. and other publications of a local or regional nature. In addition to performance information, general information about the Portfolios that appears in a publication such as those mentioned above may be included in advertisements and in reports to Shareholders.

                 From time to time, the Fund may include the following types of information in advertisements, supplemental sales literature and reports to
Shareholders: (1) discussions of general economic or financial principles (such as the effects of inflation, the power of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the Portfolios within the Fund; (5) descriptions of investment strategies for one or more of such Portfolios; (6) descriptions or comparisons of various investment products, which may or may not include the Portfolios; (7) comparisons of investment products (including the Portfolios) with relevant market or industry indices or other appropriate benchmarks; and (8) discussions of rankings or ratings by recognized rating organizations.

                 In addition, with respect to the National Municipal Bond Portfolio, the benefits of tax-free investments may be communicated in advertisements or communications to shareholders. For example, the tables below present the approximate yield that a taxable investment must earn at various income brackets to produce after-tax yields equivalent to those of tax-exempt investments yielding from 4.50% to 7.00%. The yields below are for illustration purposes only and are not intended to represent current or future yields for the Portfolio, which may be higher or lower than those shown. The tax brackets shown below will be indexed for inflation for years after 1996. Investors should consult their tax advisor with specific reference to their own tax situation.

          APPROXIMATE YIELD TABLE:  NATIONAL MUNICIPAL BOND PORTFOLIO

------------------------------------------------------------------------------------------

SINGLE RETURN
                                                      --------Tax-Exempt Yields---------
Sample Taxable                  Federal
    Income                     Marginal
    (1996)                     Tax Rate             4.50%   5.00%   5.50%   6.50%   7.00%
------------------------------------------------------------------------------------------
FROM
 $0 TO
 $24,000                         15.00%             5.29%   5.88%   6.47%   7.65%   8.24%

FROM
 $24,000 TO
 $58,150                         28.00%             6.25%   6.64%   7.64%   9.03%   9.72%

FROM
 $58,150 TO
 $121,300                        31.00%             6.52%   7.25%   7.97%   9.42   10.41%

FROM
 $121,300 TO
 $263,750                        36.00%             7.03%   7.81%   8.59%  10.16%  10.94%

OVER
 $263,750                        39.60%             7.45%   8.28%   9.11%  10.76%  11.59%
------------------------------------------------------------------------------------------

          APPROXIMATE YIELD TABLE:  NATIONAL MUNICIPAL BOND PORTFOLIO


------------------------------------------------------------------------------------------

MARRIED FILING
    JOINTLY
                                                      --------Tax-Exempt Yields---------
Sample Taxable                  Federal
    Income                     Marginal
    (1996)                     Tax Rate             4.50%   5.00%   5.50%   6.50%   7.00%
------------------------------------------------------------------------------------------
FROM
 $0 TO
 $40,100                         15.00%             5.29%   5.88%   6.47%   7.65%   8.24%

FROM
 $40,100 TO
 $96,900                         28.00%             6.25%   6.94%   7.64%   9.03%   9.72%

FROM
 $96,900 TO
 $147,700                        31.00%             6.52%   7.25%   7.97%   9.42%  10.14%

FROM
 $147,700 TO
 $263,750                        36.00%             7.03%   7.81%   8.59%  10.16%  10.94%

OVER
 $263,750                        39.60%             7.45%   8.28%   9.11%  10.76%  11.59%
------------------------------------------------------------------------------------------

Such data are for illustrative purposes only and are not intended to indicate past or future performance results of a Portfolio. Actual performance of the Portfolios' may be more or less than that noted in the hypothetical illustrations.

         Since performance will fluctuate, performance data for the Portfolios cannot necessarily be used to compare an investment in the Portfolios' shares with bank deposits, savings accounts, and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses, and market conditions. The current yield and performance of the Portfolios may be obtained by calling the Fund at: INVESTOR A OR INVESTOR B SHARES - (800) 452-ARCH; OR TRUST OR INSTITUTIONAL SHARES - (800) 452-4015.

                             DESCRIPTION OF SHARES

                 The Fund's Articles of Incorporation authorize the Board of Directors to issue up to seven billion full and fractional shares of capital stock, and to classify or reclassify any unissued shares of the Fund into one or more additional classes or by setting or changing in any one or more respects, their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption. Pursuant to such authority the Fund's Board of Directors has authorized the issuance of fifty-one classes of shares representing interests in one of fifteen investment Portfolios: the Money Market, Treasury Money Market, Tax-Exempt Money Market, Growth & Equity Income, Emerging Growth, Government & Corporate Bond, U.S. Government Securities, Balanced, International Equity, Short-Intermediate Municipal, Missouri Tax-Exempt Bond, Kansas Tax-Exempt Bond, Equity Income, National Municipal Bond and Short-Intermediate Corporate Bond Portfolios. Trust shares, Institutional shares, Investor A shares and/or Investor B shares in each Portfolio are offered through separate prospectuses to different categories of investors. Portfolio shares have no preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectuses, the shares will be fully paid and nonassessable.

                 Except as noted in the Prospectuses with respect to certain sub-transfer agency expenses borne by Institutional shares and below with respect to the Administrative Services Plans for Trust shares and Institutional shares and the Distribution and Services Plans for Investor A shares and Investor B shares, shares of the Portfolios bear the same types of ongoing expenses with respect to the Portfolio to which they belong. In addition, Investor A shares are subject to a front-end sales charge and Investor B shares are subject to a contingent deferred sales charge as described in the Prospectuses. The series also have different exchange privileges, and Investor B shares are subject to conversion as described in the Prospectus for those shares.

                 In the event of a liquidation or dissolution of the Fund, shares of a Portfolio are entitled to receive the assets available for distribution belonging to that Portfolio, and a proportionate distribution, based upon the relative asset values of the respective Portfolios, of any general assets not belonging to any particular Portfolio which are available for distribution. Shareholders of a Portfolio are entitled to participate equally in the net distributable assets of the particular Portfolio involved on liquidation, except that Trust shares of a particular Portfolio will be solely responsible for that Portfolio's payments pursuant to the Administrative Services Plan for those shares, Institutional shares of a particular Portfolio will be solely responsible for that Portfolio's payments pursuant to the Administrative Service Plan for those shares, Investor A shares of a particular Portfolio will be solely responsible for that Portfolio's payments pursuant to the Distribution and Services Plan for those shares and Investor B shares of a particular Portfolio will be solely responsible for that Portfolio's payments pursuant to the Distribution and Services Plan for those shares. In addition, Institutional shares will be solely responsible for the payment of certain sub-transfer agency fees attributable to those shares.

                 Holders of all outstanding shares of a particular Portfolio will vote together in the aggregate and not by class, except that only Trust shares of a Portfolio will be entitled to vote on matters submitted to a vote of shareholders pertaining to a Portfolio's Administrative Services Plan for Trust shares, only Institutional shares of a Portfolio's will be entitled to vote on matters submitted to a vote of shareholders pertaining to such Portfolio's Administrative Services Plan for Institutional shares, only Investor A shares of a Portfolio will be entitled to vote on matters submitted to a vote of shareholders pertaining to such Portfolio's Distribution and Services Plan for Investor A shares and only Investor B shares of a Portfolio will be entitled to vote on matters submitted to a vote of shareholders pertaining to such Portfolio's Distribution and Services Plan for Investor B shares. Further, shareholders of all of the Portfolios, irrespective of class, will vote in the aggregate and not separately on a Portfolio-by-Portfolio basis, except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular Portfolio or class of shares. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of a "series" investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series (Portfolio) affected by the matter. A Portfolio is considered to be affected by a matter unless it is clear that the interests of each Portfolio in the matter are identical or that the matter does not affect any interest of the Portfolio. Under the Rule, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Portfolio only if approved by a majority of the outstanding shares of that Portfolio. However, the Rule also provides that the ratification of the appointment of independent auditors, the approval of principal underwriting contracts, and the election of directors may be effectively acted upon by shareholders of the Fund's Portfolios voting without regard to class or Portfolio.

                 Shares in the Fund's Portfolios will be issued without certificates.


                    ADDITIONAL INFORMATION CONCERNING TAXES

                 The following summarizes certain additional tax considerations generally affecting the Portfolios and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their shareholders, and the discussion here and in the Prospectuses are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisors with specific reference to their own tax situations.

                 Each Portfolio of the Fund is treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended, (the "Code"). Each Portfolio intends to qualify each year as a regulated investment company. In order to so qualify for a taxable year under the Code, each Portfolio must satisfy, in addition to the distribution requirement described in the Prospectuses, certain other requirements set forth below.

                 At least 90% of the gross income for a taxable year of each Portfolio must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income (including, but not limited to, gains from options, futures, or forward contracts) derived with respect to the Portfolio's business of investing in such stock, securities or currencies (the "90% gross income test").

                 A Portfolio also must derive less than 30% of its gross income for a taxable year from gains realized on the sale or other disposition of securities and certain other investments held for less than three months (the "30% test"). Interest (including original issue discount and accrued market discount) received by a Portfolio upon maturity or disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of this requirement. However, any income that is attributable to real red market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose. With respect to covered call options, if the call is exercised by the holder, the premium and the price received on exercise constitute the proceeds of sale, and the difference between the proceeds and the cost of the securities subject to the call is capital gain or loss. Premiums from expired call options written by a Portfolio and net gains from closing purchase transactions are treated as short-term capital gains for federal income tax purposes, and losses on closing purchase transactions are short-term capital losses. With respect to forward contracts, futures contracts, options on futures contracts, and other financial instruments subject to the mark-to-market rules described below under "Taxation of Certain Financial Instruments," the Internal Revenue Service has ruled in private letter rulings that a gain realized from such a contract, option or financial instrument will be treated as being derived from a security held for three months or more (regardless of the actual period for which the contract, option or instrument is held) if the gain arises as a result of a constructive sale under the mark-to-market rules, and will be treated as being derived from a security held for less than three months only if the contract, option or instrument is terminated (or transferred) during the taxable year (other than by reason of mark-to-market) and less than three months have elapsed between the date the contract, option or instrument is acquired and the termination date. Increases and decreases in the value of a Portfolio's forward contracts, futures contracts, options on futures contracts and other investments that qualify as part of a "designated hedge," as defined in Section 851(g) of the Code, may be netted for purposes of determining whether the 30% test is met.

                 Finally, at the close of each quarter of its taxable year, at least 50% of the value of a Portfolio's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which a Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which that Portfolio does not hold more than 10% of the outstanding voting securities of such issuer) and no more than 25% of the value of such Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses.

                 Each Portfolio will designate any distribution of the excess of net long-term capital gain over net short-term capital loss as a capital gain dividend in a written notice mailed to shareholders within 60 days after the close of the Portfolio's taxable year. Such distributions, if any, will be taxable to shareholders who are not currently exempt from federal income tax as long-term capital gains, no matter how long the shareholder has held these shares. Shareholders should note that, upon the sale or exchange of Portfolio shares, if the shareholder has not held such shares for more than six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares. Interest on indebtedness incurred by a shareholder to purchase or carry the National Municipal Bond Portfolio's Shares, generally is not deductible for federal income tax purposes. In addition, if a shareholder holds Portfolio Shares for six months or less, any loss on the sale or exchange of those Shares will be disallowed to the extent of the amount of exempt-interest dividends received with respect to the Shares. The Treasury Department, however, is authorized to issue regulations reducing the six months holding requirement to a period of not less than the greater of 31 days or the period between regular dividend distributions where the investment company regularly distributes at least 90% of its net tax-exempt interest. No such regulations had been issued as of the date of this Statement of Additional Information.

                 Ordinary income of individuals is taxable at a maximum nominal rate of 39.6%, but because of limitations on itemized deductions otherwise allowable and the phase-out of personal exemptions, the maximum effective marginal rate of tax for some taxpayers may be higher. An individual's long-term capital gains are taxable at a maximum rate of 28%. For corporations, long-term capital gains and ordinary income are both taxable at a maximum nominal rate of 35% (or at a maximum marginal rate of 39% in the case of corporations having taxable income between $100,000 and $335,000).

                 A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income each year to avoid liability for this excise tax.

                 If for any taxable year a Portfolio does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable as ordinary income to shareholders, to the extent of the Portfolio's current and accumulated earnings and profits, and would be eligible for the dividends received deduction allowed to corporations.

                 The policy of the National Municipal Bond Portfolio is to pay to its shareholders each year as exempt-interest dividends substantially all of its Municipal Obligation interest income net of certain deductions. In order for the National Municipal Bond Portfolio to pay exempt-interest dividends for any taxable year, at the close of each quarter of its taxable year at least 50% of the aggregate value of the Portfolio's assets must consist of exempt-interest obligations. Exempt-interest dividends may be treated by the shareholders as items of interest excludable from their gross income under
Section 103(a) of the Code. An exempt-interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the National Municipal Bond Portfolio and designated as an exempt-interest dividend in a written notice mailed to shareholders not later than sixty days (with respect to federal income tax) after the close of the Portfolio's taxable year. However, the aggregate amount of dividends so designated by the Portfolio cannot exceed the excess of the amount of interest exempt from tax under Section 103 of the Code received by the Portfolio during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. The percentage of total dividends paid for any taxable year which qualifies as exempt-interest dividends will be the same for all shareholders receiving dividends from the Portfolio during such year, regardless of the period for which the Shares were held.

                 Shareholders who might be treated as a "substantial user" or a "related person" to such user with respect to facilities financed through any of the tax-exempt obligations held by the National Municipal Bond Portfolio, are advised to consult their tax advisors with respect to whether exempt-interest dividends retain the exclusion under Section 103(a). A "substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person (i) who regularly uses a part of such facilities in his trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, (ii) who occupies more than 5% of the usable area of such facilities or (iii) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, partnerships and its partners, and S corporations and their shareholders.

                 While the National Municipal Bond Portfolio does not expect to realize long-term capital gains, any net realized long-term capital gains will be distributed at least annually. The National Municipal Bond Portfolio generally will have no tax liability with respect to such gains and distributions derived from such gains will be taxable to the National Municipal Bond Portfolio's shareholders as long-term capital gains, regardless of how long a shareholder has held the Portfolio Shares. Such distributions will be designated as capital gain dividends in a written notice mailed by the Portfolio to shareholders after the close of the Portfolio's taxable year.

                 Similarly, while the National Municipal Bond Portfolio does not expect to earn any investment company taxable income, any taxable income earned by the National Municipal Bond Portfolio will be distributed to shareholders. In general, the National Municipal Bond Portfolio's investment company taxable income will be its taxable income subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over any net short-term capital loss for such year. The National Municipal Bond Portfolio would be taxed on any undistributed investment company taxable income. To the extent such income is distributed by the Portfolio, it will be taxable to shareholders as ordinary income (whether paid in cash or additional Shares).

                 Each Portfolio will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends or 31% of gross sale proceeds paid to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on his return payments of taxable interest or dividends.

                 In those states and localities which have income tax laws, the treatment of a Portfolio and its shareholders under such laws may differ from their treatment under federal income tax laws. Under state or local law, distributions of net income may be taxable to shareholders as dividend income even though such distributions are derived from interest on Municipal Obligations which, if realized directly, would be exempt from such income taxes. Shareholders are advised to consult their tax advisors concerning the application of state and local taxes.

TAXATION OF CERTAIN FINANCIAL INSTRUMENTS

                 Special rules govern the federal income tax treatment of financial instruments that may be held by the Equity Income and Short-Intermediate Corporate Bond Portfolios. These rules may have a particular impact on the amount of income or gain that a Portfolio must distribute to shareholders to comply with the distribution requirement, on the income or gain qualifying under the 90% gross income test, and on a Portfolio's ability to comply with the 30% test described above.

                 Generally, futures contracts and options on futures contracts held by a Portfolio at the close of its taxable year are treated for federal income tax purposes as sold for their fair market value on the last business day of such year, a process known as "mark-to-market." Forty percent of any gain or loss resulting from such constructive sales are treated as short-term capital gain or loss and 60% of such gain or loss are treated as long-term capital gain or loss without regard to the period the Portfolio holds the futures contract or related option (the "40%-60% rule"). The amount of any capital gain or loss actually realized by a Portfolio in a subsequent sale or other disposition of those futures contracts and related options is adjusted to reflect any capital gain or loss taken into account by a Portfolio in a prior year as a result of the constructive sale of the contracts and options. Losses with respect to futures contracts to sell and related options, which are regarded as parts of a "mixed straddle" because their values fluctuate inversely to the values of specific securities held by a Portfolio, are subject to certain loss deferral rules which limit the amount of loss currently deductible on either part of the straddle to the amount thereof which exceeds the unrecognized gain (if any) with respect to the other part of the straddle, and to certain wash sales regulations. Under short sales rules, which are also applicable, the holding period of the securities forming part of the straddle will (if they have not been held for the long-term holding period) be deemed not to begin prior to termination of the straddle. With respect to certain futures contracts and related options, deductions for interest and carrying charges may not be allowed. Notwithstanding the rules described above, with respect to futures contracts to sell and related options which are properly identified as such, a Portfolio may make an election which will exempt (in whole or in part) those identified futures contracts and options from being treated for federal income tax purposes as sold on the last business day of the Portfolio's taxable year, but gains and losses will be subject to such short sales, wash sales and loss deferral rules and the requirement to capitalize interest and carrying charges. Under Temporary Regulations, a Portfolio would be allowed (in lieu of the foregoing) to elect either (1) to offset gains or losses from positions which are part of a mixed straddle by separately identifying each mixed straddle to which such treatment applies, or (2) to establish a mixed straddle account for which gains and losses would be recognized and offset on a periodic basis during the taxable year. Under either election, the 40%-60% rule will apply to the net gain or loss attributable to the futures contracts and options, but in the case of a mixed straddle account election, not more than 50% of any net gain may be treated as long-term and no more than 40% of any net loss may be treated as short-term.

                 Certain foreign currency contracts (including forward foreign currency exchange contracts) entered into by the Equity Income and Short-Intermediate Corporate Bond Portfolios may be subject to the mark-to-market rules described above. To receive such treatment, a foreign currency contract must meet the following conditions: (1) the contract must require delivery of a foreign currency of a type in which regulated futures contracts are traded or upon which the settlement value of the contract depends; (2) the contract must be entered into at arm's length at a price determined by reference to the price in the interbank market; and (3) the contract must be traded in the interbank market. The Treasury Department has broad authority to issue regulations under these provisions. As of the date of this Statement of Additional Information, the Treasury Department had not issued any such regulations. Other foreign currency contracts entered into by a Portfolio may result in the creation of one or more straddles for federal income tax purposes, in which case certain loss deferral, short sales, and wash sales rules and the requirement to capitalize interest and carrying charges may apply.

                 Some of the non-U.S. dollar denominated investments that the Equity Income and Short-Intermediate Corporate Bond Portfolios may make, such as non-U.S. dollar-denominated debt securities and obligations and preferred stock, as well as some of the foreign currency contracts a Portfolio may enter into, may be subject to the provisions of Subpart J of the Code, which govern the federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S dollar. The types of transactions covered by these provisions include the following: (1) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock);
(2) the accruing of certain trade receivables and payables; and (3) the entering into or acquisition of any forward contract, futures contract, option and similar financial instrument. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer also is treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and nonequity options generally are not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the mark-to-market rules, unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and normally is taxable as ordinary gain or loss. A Portfolio may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the Portfolio and which are not part of a straddle. In accordance with Treasury Regulations, certain transactions subject to the special currency rules that are part of a "Section 988 hedging transaction" (as defined in the Code and Treasury regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. "Section 988 hedging transactions" are not subject to the mark-to-market or loss deferral rules under the Code. Gain or loss attributable to the foreign currency component of transactions engaged in by a Portfolio which are not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) is treated as capital gain or loss and is not segregated from the gain or loss on the underlying transaction.

CONCLUSIONS

                 The foregoing discussion is based on federal tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action. Shareholders are advised to consult their tax advisors concerning the application of state and local taxes.


                             MANAGEMENT OF THE FUND

DIRECTORS AND OFFICERS

                 The directors and executive officers(1) of the Fund, their addresses, ages, principal occupations during the past five years, and other affiliations are as follows:

                                                                     Principal Occupations
                                          Position with              During Past 5 years
Name and Address                          the Fund                   and other affiliations
----------------                          -------------              ----------------------
Jerry V. Woodham(2)                       Chairman of                Former Treasurer, Washington
745 Stump Road                            The Board; and             University, 1981 to 1995.
St. Louis, MO  63131                      President and
Age: 52                                   Director

Robert M. Cox, Jr.                        Director                   Senior Vice President and
Emerson Electric Co.                                                 Advisory Director, Emerson
8000 W. Florissant Ave.                                              Electric Co. since November
P.O. Box 4100                                                        1990; President and Chief
St. Louis, MO  63136-8506                                            Administrative Officer,
Age: 50                                                              Rosemont, Inc. (a wholly-
                                                                     owned subsidiary of Emerson
                                                                     Electric Co.), October 1987
                                                                     to November 1990; Vice
                                                                     President & Treasurer,
                                                                     Emerson Electric Co.,
                                                                     June 1985 to September, 1987.

Joseph J. Hunt                            Director                   General Vice-President
Iron Workers District                                                International Association of
  Council                                                            Bridge, Structural and Orna-
3544 Watson Road                                                     mental Iron Workers (Interna-
St. Louis, MO  63139                                                 tional Labor Union), January 1994
Age: 53                                                              to present; General Organizer,
                                                                     International Association of Bridge,
                                                                     Structural and Ornamental Iron
                                                                     Workers, September 1983 to
                                                                     December 1993.

James C. Jacobsen                         Director                   Director, Kellwood Company,
Kellwood Company                                                     since 1975; Vice Chairman,
600 Kellwood Parkway                                                 Kellwood Company since May

____________________

1. Directors and officers of the Fund owned less than 1% of the outstanding shares of the Fund as of November 30, 1995.


2. Mr. Woodham is an "interested person" of the Fund as defined in the 1940 Act.

Chesterfield, MO  63017                                              1989.
Age: 60

Donald E. Kiernan                         Director                   Senior Vice President -
Southwestern Bell                                                    Finance and Treasurer,
Corporation                                                          Southwestern Bell
175 E. Houston St.                                                   Corporation since
P.O. Box 2933                                                        December 1990; Vice
Room 7-A-50                                                          President-Finance,
San Antonio, TX  78299                                               Southwestern Bell Corporation
Age: 55                                                              May 1990 to December 1990; Partner,
                                                                     Ernst & Young (predecessor firm,
                                                                     Arthur Young & Company), prior
                                                                     thereto.

                                                                     Principal Occupations
                                          Position with              During Past 5 years
Name and Address                          the Fund                   and other affiliations
----------------                          -------------              ----------------------
Lyle L. Meyer                             Director                   Vice President, The Jefferson
Jefferson Smurfit                                                    Smurfit Corporation, April
Corporation                                                          1989 to present; President,
8182 Maryland Avenue                                                 Smurfit Pension & Insurance
St. Louis, MO 63105                                                  Services Company, November
Age: 59                                                              1982 to December 1992.

Ronald D. Winney*                         Director and               Treasurer, Ralston
Ralston Purina Company                    Treasurer                  Purina Company
Checkerboard Square                                                  Since 1985
St. Louis, MO 63164
Age: 53

W. Bruce McConnel, III                    Secretary                  Partner of the law
Suite 1100                                                           firm of Drinker Biddle
1345 Chestnut Street                                                 & Reath, Philadelphia,
Philadelphia, PA 19107                                               Pennsylvania
Age: 53

Walter B. Grimm*                          Assistant                  From June, 1992 to present,
1900 E. Dublin-                           Secretary                  employee of BISYS Fund Services;
Granville Road                                                       From 1981 to
Columbus, Ohio 43229                                                 present, President of Leigh
Age: 50                                                              Investments Consulting/
                                                                     Investments (investment
                                                                     firm); from May, 1989 to
                                                                     November, 1990, President
                                                                     of Security Bank.

Stephen G. Mintos*                        Vice President             From April, 1987 to present,
1900 E. Dublin-                           and Assistant              employee of BISYS Fund Services.
Granville Road                            Treasurer
Columbus, OH  43229
Age: 42


_________________________

* Messrs. Grimm, Winney and Mintos are "interested persons" of the Fund as defined in the 1940 Act.

For the fiscal year ended November 30, 1995, the Directors received the following compensation:


      ==============================================================================================
                                                             PENSION OR        TOTAL COMPENSATION
                                                             RETIREMENT         FROM THE FUND AND
                                         AGGREGATE        BENEFITS ACCRUED       FUND COMPLEX(1)
                                        COMPENSATION       AS PART OF FUND
         NAME OF DIRECTOR              FROM THE FUND           EXPENSE
      ----------------------------------------------------------------------------------------------
         Jerry V. Woodham                 $13,459.70                    $0             $15,000.00
      ----------------------------------------------------------------------------------------------
         Robert M. Cox, Jr.                $8,973.13                    $0             $10,000.00
      ----------------------------------------------------------------------------------------------
         Joseph J. Hunt                    $8,793.13                    $0             $10,000.00
      ----------------------------------------------------------------------------------------------
         James C. Jacobsen                 $8,793.13                    $0             $10,000.00
      ----------------------------------------------------------------------------------------------
         Donald E. Kiernan                 $8,793.13                    $0             $10,000.00
      ----------------------------------------------------------------------------------------------
         Lyle L. Meyer                     $8,793.13                    $0             $10,000.00
      ----------------------------------------------------------------------------------------------
         Ronald D. Winney                  $8,793.13                    $0             $10,000.00
      ==============================================================================================

(1) The "Fund Complex" includes The ARCH Fund, Inc. and, prior to its reorganization into The ARCH Fund, Inc., The ARCH Tax-Exempt Trust.


                Drinker Biddle & Reath, of which Mr. McConnel is a partner, receives legal fees as counsel to the Fund.

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

                MVA serves as investment adviser to each Portfolio. Pursuant to the advisory agreement, MVA has agreed to provide investment advisory services as described in the Portfolios' Prospectuses. MVA has agreed to pay all expenses incurred by it in connection with its activities under the agreement other than the cost of securities, including brokerage commissions, if any, purchased for the Portfolios.

                The investment advisory agreement provides that MVA shall not be liable for any error of judgment or mistake of law or for any loss suffered in connection with the performance of its agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of their duties or from reckless disregard by it of its duties and obligations thereunder.

                Under its administration agreement with the Fund, BISYS Fund Services Ohio, Inc. (the "Administrator") serves as administrator. The Administrator has agreed to maintain office facilities for the Portfolios, furnish the Portfolios with statistical and research data, clerical, accounting, and certain bookkeeping services, stationery and office supplies, and certain other services required by the Portfolios, and to compute the net asset value and net income of the Portfolios. The Administrator prepares annual and semi-annual reports to the SEC on Form N-SAR, compiles data for and prepares federal and state tax returns and required tax filings other than those required to be made by the Fund's custodian and transfer agent, prepares the Fund's compliance filings with state securities commissions, maintains the registration or qualification of shares for sale under the securities laws of any state in which the Fund's shares shall be registered, assists in the preparation of annual and semi-annual reports to shareholders of record, participates in the periodic updating of the Fund's Registration Statement, prepares and assists in the timely filing of notices to the SEC required pursuant to Rule 24f-2 under the 1940 Act, arranges for and bears the cost of processing share purchase, exchange and redemption orders, keeps and maintains the Portfolios' financial accounts and records including calculation of daily expense accruals, monitors compliance procedures for each of the classes of the Fund's Portfolios with each Portfolio's investment objective, policies and limitations, tax matters, and applicable laws and regulations, and generally assists in all aspects of the Portfolios' operations. The Administrator bears all expenses in connection with the performance of its services, except that a Portfolio bears any expenses incurred in connection with any use of a pricing service to value portfolio securities. (See "Net Asset Value" above).

                From time to time, MVA and the Administrator may voluntarily waive a portion or all of their respective fees otherwise payable to them with respect to the Fund's Portfolios in order to increase the net income available for distribution to shareholders.

                In addition, the Portfolios' advisory and administration agreements provide that if expenses borne by any Portfolio in any fiscal year exceed expense limitations imposed by applicable state securities regulations,
(i) MVA will reimburse the Fund for 60% of such excess expenses and (ii) the Administrator will reimburse the Fund for a portion of any such excess expenses in an amount equal to the proportion that the administration fees otherwise payable by the Portfolio to the Administrator bears to the total amount of the investment advisory and administration fees otherwise payable by the Portfolio, in each case to the extent required by such regulations. To the Fund's knowledge, it is not presently subject to any expense limitation. The fees that financial institutions, Service Organizations, and Selected Dealers may charge to customers for services provided in connection with their investments in the Portfolios are not covered by the state securities expense limitations described above.

CUSTODIAN AND TRANSFER AGENT

                Mercantile is Custodian of the Portfolios' assets pursuant to a Custodian Agreement. Under the Custodian Agreement, Mercantile has agreed to
(i) maintain a separate account or accounts in the name of each Portfolio; (ii) receive and disburse money on behalf of each Portfolio; (iii) collect and receive all income and other payments and distributions on account of each Portfolio's portfolio securities; (iv) respond to correspondence relating to its duties; and (v) make periodic reports to the Fund's Board of Directors concerning the operations of each Portfolio. Mercantile may, at its own expense, open and maintain a custody account or accounts on behalf of each Portfolio with other banks or trust companies, provided that Mercantile shall remain liable for the performance of all of its custodial duties under the Custodian Agreement, notwithstanding any delegation. Mercantile is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Portfolios, provided that Mercantile shall remain responsible for the performance of all of its duties under the Custodian Agreement and shall hold the Fund harmless from the acts and omissions of any bank or trust company servicing as sub-custodian.

                In the opinion of the staff of the SEC, since the Custodian is an affiliate of the investment adviser, the Fund and the Custodian are subject to the requirements of Rule 17f-2 under the 1940 Act. Accordingly the Fund and the Custodian intend to comply with the requirements of such rule.

                Pursuant to the Custodian Agreement with the Fund, each Portfolio pays Mercantile an annual fee. This fee, which is paid monthly, is calculated as the greater of $6,000 or $.30 for each $1,000 of such Portfolio's average daily net assets, plus $15.00 for each purchase, sale or delivery of a security upon its maturity date, $50.00 for each interest collection or claim item, $20.00 for each transaction involving GNMA, tax-free or other non-depository registered items with monthly dividends or interest, $30.00 for each purchase, sale or expiration of an option contract, $50.00 for each purchase, sale or expiration of a futures contract, and $15.00 for each repurchase trade with an institution other than Mercantile. In addition, each Portfolio pays Mercantile's incremental costs in providing foreign custody services for any foreign-denominated and foreign-held securities and reimburses Mercantile for out-of-pocket expenses related to such services.

                BISYS Fund Services Ohio, Inc. also serves as the Fund's transfer agent and dividend disbursing agent (in those capacities, the "Transfer Agent") pursuant to a Transfer Agency Agreement. Under the Agreement, the Transfer Agent has agreed to (i) process shareholder purchase and redemption orders; (ii) maintain shareholder records for each of the Portfolios' shareholders; (iii) process transfers and exchanges of shares of the Portfolios; (iv) issue periodic statements for each of the Portfolios' shareholders; (v) process dividend payments and reinvestments; (vi) assist in the mailing of shareholder reports and proxy solicitation materials; and (vii) make periodic reports to the Fund's Board of Directors concerning the operations of each Portfolio.

DISTRIBUTION AND SERVICE ORGANIZATIONS

                BISYS Fund Services (the "Distributor"), an affiliate of the Administrator, serves as the Distributor of the Portfolios' shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, sells shares of the Portfolios on a continuous basis. The Distributor has agreed to use appropriate efforts to solicit orders for the sale of shares. With respect to a Portfolio's Trust shares and Institutional shares, no compensation is payable by the Fund to the Distributor for distribution services. With respect to a Portfolio's Investor A shares and Investor B shares, the Distributor is entitled to receive a portion of the front-end sales charge or contingent deferred sales charge imposed on such shares. In addition, under the Distribution and Services Plans for Investor A shares and Investor B shares described below, the Distributor is entitled to a distribution fee at the annual rate of .10% (for Investor A shares) and .75% (for Investor B shares) for distribution services. (For information regarding the distribution services provided and distribution fees payable thereunder, see "Distribution and Services Plan(s)" under "Management of the Fund" in the Prospectuses and "The Plans" below).

THE PLANS

                DISTRIBUTION AND SERVICES PLANS. As described in the Prospectuses, the Fund has adopted separate Distribution and Services Plans with respect to Investor A and Investor B shares of the Portfolios pursuant to the 1940 Act and Rule 12b-1 thereunder. Any material amendment to either of these Plans or arrangements with the Distributor or Service Organizations (which may include Selected Dealers and affiliates of the Fund's Adviser) must be approved by a majority of the Board of Directors, including a majority of the directors who are not "interested persons" of the Fund as defined in the 1940 Act and have no direct or indirect financial interest in such arrangements (the "Disinterested Directors") and by a majority of the Investor A shares or Investor B shares, respectively, of the Portfolio. Pursuant to the Plans, the Fund may enter into Servicing Agreements with broker-dealers and other organizations ("Servicing Agreements") that purchase Investor A or Investor B shares of a Portfolio. The Servicing Agreements provide that the Servicing Organizations will render certain shareholder administrative support services to their customers who are the record or beneficial owners of Investor A or Investor B shares. Services provided pursuant to the Servicing Agreements may include such services as providing information periodically to customers showing their positions in Investor A or Investor B shares and monitoring services for their customers who have invested in Investor A or Investor B shares, including the operation of telephone lines for daily quotations of return information.

                Service Organizations and other broker/dealers receive commissions from the Distributor for selling Investor B Shares, which are paid at the time of the sale. These commissions approximate the commissions payable with respect to sales of Investor A Shares. The distribution fees payable under the Distribution and Services Plan for Investor B Shares (at an annual rate of .75%) are intended to cover the expense to the Distributor of paying such up-front commissions, and the contingent deferred sales charge is calculated to charge the investor with any shortfall that would occur if Investor B Shares are redeemed prior to the expiration of the eight year period, after which Investor B Shares automatically convert to Investor A Shares. To provide funds for the payment of up-front sales commissions, the Distributor has entered into an agreement with MVA, which provides funds for the payment of commissions and other fees payable to Service Organizations and broker/dealers who sell Investor B Shares. Under the terms of that agreement, the Distributor sells and assigns to MVA the fees which may be payable from time to time to the Distributor under the Distribution and Services Plan for Investor B Shares and the contingent deferred sales charges payable to the Distributor with respect to Investor B Shares.

                ADMINISTRATIVE SERVICES PLANS. As stated in the applicable Prospectuses, separate Administrative Services Plans have been adopted with respect to Trust shares and Institutional shares of the Portfolios. Pursuant to each Plan and the Distribution and Services Plans described above, the Fund may enter into Servicing Agreements with banks, trust departments, and other financial institutions ("Trust Servicing Agreements") and with broker-dealers and other organizations ("Servicing Agreements") that purchase Trust shares, Institutional shares, Investor A shares or Investor B shares of a Portfolio, respectively. The Servicing Agreements provide that the Service

Organizations will render certain shareholder administrative support services to their customers who are the record or beneficial owners of Trust Shares, Institutional shares, Investor A shares or Investor B shares, respectively. Services provided pursuant to the Servicing Agreements may include some or all of the following services: (i) processing dividend and distribution payments from the Portfolios on behalf of customers; (ii) providing information periodically to customers showing their positions in Trust, Institutional, Investor A shares or Investor B shares; (iii) arranging for bank wires; (iv) responding to routine customer inquiries relating to services performed by the particular Service Organization; (v) providing sub-accounting with respect to shares owned of record or beneficially by customers or the information necessary for sub-accounting; (vi) as required by law, forwarding shareholder communications (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to customers;
(vii) forwarding to customers proxy statements and proxies containing any proposals regarding Servicing Agreements or the related Plan; (viii) aggregating and processing purchase, redemption, and exchange requests from customers and placing net purchase and redemption orders with the Fund's Distributor; (ix) providing customers with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions;
(x) maintaining records relating to each customer's share transactions; or (xi) other similar services if requested by the Fund and permitted by law. In addition, Service Organizations may also provide dedicated facilities and equipment in various local locations to serve the needs of investors, including walk-in facilities, 800 numbers, and communication systems to handle shareholder inquiries, and in connection with such facilities, provide on-site management personnel and monitoring services for their customers who have invested in Investor A or Investor B shares, including the operation of telephone lines for daily quotations of return information.

                OTHER PLAN INFORMATION. The Board of Directors has approved each Plan and its respective arrangements with the Distributor, Service Organizations and broker-dealer based on information provided by the Fund's service contractors that there is a reasonable likelihood that these Plans and arrangements will benefit the Portfolios and their shareholders. Pursuant to each Plan, the Board of Directors reviews, at least quarterly, a written report of the amounts of distribution fees and servicing fees expended pursuant to each Plan and the Service Organizations and the purposes for which the expenditures were made. So long as the Fund has one or more of the above described Plans in effect, the selection and nomination of the members of the Board of Directors who are not "interested persons" (as defined in the 1940
Act) of the Fund will be committed to the discretion of such Disinterested Directors.

                Depending upon the terms governing the particular customer accounts, Service Organizations, Selected Dealers, and other institutions may also charge their customers directly for cash management and other services provided in connection with the accounts, including, for example, account maintenance fees, compensating balance requirements, or fees based upon account transactions, assets, or income. An investor should therefore read the Prospectuses and this Statement of Additional Information in light of the terms of his or her account with a Service Organization, Selected Dealer, or other institution before purchasing Trust or Investor shares of a Portfolio.

                FUND EXPENSES. As discussed previously, the Portfolios' service contractors bear all expenses in connection with the performance of their services, except that the Portfolios bear certain expenses incurred pursuant to the their Distribution and Services Plans, their Administration Services Plans and certain sub-transfer agency fees (with respect to Institutional shares). The Portfolios bear the expenses incurred in their operations. Fund expenses include taxes, interest, fees and salaries of its directors and officers, Securities and Exchange Commission fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders, advisory and administration fees, distribution fees for distribution services provided to and expenses assumed in connection with marketing Investor A shares and Investor B shares, charges of the Custodian, transfer agent, and dividend disbursing agent, Service Organization fees, certain insurance premiums, outside auditing and legal expenses, costs of any independent pricing service, costs of shareholder reports and meetings and any extraordinary expenses. The Portfolios also pay for brokerage fees, commission and other transaction charges (if any) incurred in connection with the purchase and sale of portfolio securities.


                              INDEPENDENT AUDITORS

                For the fiscal year ended November 30, 1995, KPMG Peat Marwick LLP, certified public accountants, with offices at Two Nationwide Plaza, Columbus, Ohio 43215, served as independent auditors for the Fund. KPMG Peat Marwick LLP performs an annual audit of the Fund's financial statements. Reports of its activities are provided to the Fund's Board of Directors.

                                    COUNSEL

                Drinker Biddle & Reath (of which Mr. McConnel, Secretary of the Fund, is a partner), Suite 1100, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496, is counsel to the Fund and will pass upon certain legal matters on its behalf.


                                 MISCELLANEOUS

                As of February 7, 1996, Mercantile held of record 99.999% and 41.313% of the outstanding Institutional and Trust shares, respectively, in the Money Market Portfolio; 95.085% and 59.403% of the outstanding Institutional and Trust shares, respectively, in the Treasury Money Market Portfolio; 72.909% of the outstanding Trust shares in the Tax-Exempt Money Market Portfolio; 98.086% and 96.937% of the outstanding Institutional and Trust shares, respectively, in the Growth & Income Equity Portfolio; 98.977% and 64.349% of the outstanding Institutional and Trust shares, respectively, in the Emerging Growth Portfolio; 99.708% and 96.824% of the outstanding Institutional and Trust shares, respectively, in the Government & Corporate Bond Portfolio; 99.998% and 93.210% of the outstanding Institutional and Trust shares, respectively, in the U.S. Government Securities Portfolio; 99.884% and 96.111% of the outstanding Institutional and Trust shares, respectively, in the Balanced Portfolio; 97.261% and 94.363% of the outstanding Institutional and Trust shares, respectively, in the International Equity Portfolio; 99.833% of the outstanding Trust shares in the Short-Intermediate Municipal Portfolio;
and 99.999% of the outstanding Trust shares in the Missouri Tax-Exempt Bond Portfolio, as fiduciary or agent on behalf of its customers. Mercantile is a wholly owned subsidiary of Mercantile Bancorporation Inc., a Missouri corporation. Under the 1940 Act, Mercantile may be deemed to be a controlling person of the Fund.

                As of the same date, the following institutions also owned of record 5% or more of the Money Market Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Trust Shares - First Fidelity Bank NA, Broad & Walnut Streets, Philadelphia, PA 19109 (13.671)%; Mercantile Bank NA Trust, Trust Securities Unit 17-1, Attn: Dede Clark, P.O. Box 387 Main Post Office, St. Louis, MO 63166- 0000 (41.313%); Hawaiian Trust Company Ltd., 783 Funds Accounting, P.O. Box 3170, Honolulu, HI 96802-3170 (10.633%);
American Trust Co. of Hawaii Inc., Trust Short-Term Investment Fund, P.O. Box 3170, Honolulu, HI 96802-3170 (5.354%); Investor A Shares - BHC Securities Inc., Attn: Cash Balance Sweep Dept., One Commerce Square, 11th Floor, 2005 Market Street, Philadelphia, PA 19103 (90.072%); Mercantile Investment Services, Inc., Firm Capital Account, Attn: Judy Horbelt, P.O. Box 790121, St. Louis, MO 63179-0121 (6.104%);

Institutional Shares - Mercantile Bank St. Louis NA, Attn: Trust Securities Unit 17-1, P.O. Box 387, St. Louis, MO 63166 (99.999%).

                As of the same date, the following institutions also owned of record 5% or more of the Treasury Money Market Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Trust Shares - American Trust Co. of Hawaii Inc., Trust Short-Term Investment Fund, P.O. Box 3170, Honolulu, HI 96802-3170 (7.029%); Hawaiian Trust Company Ltd., 783 Funds Accounting, P.O. Box 3170, Honolulu, HI 96802-3170 (9.249%); Express Scripts, Inc., Attn: Joe Plum, 14000 Riverport Drive, Maryland Heights, MO 63043 (7.012%); City of St. Louis, Airport Revenue Fund, Attn: Kenneth L. Below, Room 2200 City Hall, 101 S. Tucker, St. Louis, MO 63103 (8.837%); Mercantile Bank NA Trust, Trust Securities Unit 17-1, Attn: Dede Clark, P.O. Box 387 Main Post Office, St. Louis, MO 63166-0000 (59.403%); Investor A Shares - BHC Securities Inc., Attn: Cash Balance Sweep Dept., 1 Commerce Square, 11th Floor, 2005 Market Street, Philadelphia, PA 19103 (79.254%); Mercantile Bank of St. Louis NA, Custodian Richard E. Crippa Rollover IRA, 2948 Castelford Drive, Florissant, MO 63033 (16.622%); Institutional Shares - Mercantile Bank St. Louis NA, Attn: Trust Securities Unit 17-1, P.O. Box 387, St. Louis, MO 63166 (95.085%).

                As of the same date, the following institutions also owned of record 5% or more of the Tax-Exempt Money Market Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Trust Shares - Hawaiian Trust Company Ltd., 783 Funds Accounting, P.O. Box 3170, Honolulu, HI 96802-3170 (13.281%); Mercantile Bank NA Trust, Trust Securities Unit 17-1,
Attn: Dede Clark, P.O. Box 387 Main Post Office, St. Louis, MO 63166 (72.909%); Investor A Shares - BHC Securities Inc., Attn: Cash Balance Sweep Dept., 1 Commerce Square, 11th Floor, 2005 Market Street, Philadelphia, PA 19103 (86.456%); Charles H. Weiss, Trustee Charles H. Weiss Trust, UA Dated 08/15/72, 1209 Washington Avenue, St. Louis, MO 63103-1934 (11.760%).

                As of the same date, the following institutions also owned of record 5% or more of the International Equity Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Trust Shares - Olive & Company, Attn: Trust Securities Unit 17-1, P.O. Box 387, St. Louis, MO 63166-0387 (40.299%); Locust and Company, Attn: Trust Securities Unit 17-1, P.O. Box 387, St. Louis, MO 63166 (54.064%); Boat & Co., P.O. Box 14737, St.
Louis, MO 63178-4737 (5.451%); Investor A Shares - BHC Securities Inc., Trade House Acct., 2005 Market Street, Philadelphia, PA 19103 (49.707%); Frances Dakers, 200 E. 89th St., 28D, New York, NY 10128 (17.252%); Investor B Shares
- BHC Securities, Inc., FAO 24252597, Attn: Mutual Funds Dept., One Commerce Square, 2005 Market Street, Suite 1200, Philadelphia, PA

19103 (6.877%); BHC Securities, Inc., FAO 24126127, Attn: Mutual Funds Dept., One Commerce Square, 2005 Market Street, Suite 1200, Philadelphia, PA 19103 (6.013%); BHC Securities Inc., FAO 24104352, Attn: Mutual Funds Dept., One Commerce Square, 2005 Market Street, Suite 1200, Philadelphia, PA 19103 (6.884%); BHC Securities Inc., FAO 24283805, Attn: Mutual Funds Dept., One Commerce Square, 2005 Market Street, Suite 1200, Philadelphia, PA 19103 (6.470%); Institutional Shares - Locust and Company, Attn: Trust Securities Unit 17-1, P.O. Box 387, St. Louis, MO 63166 (97.261%).

                As of the same date, the following institutions also owned of record 5% or more of the Growth & Income Equity Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Trust Shares - Locust and Company, Mercantile Bank St. Louis NA, Trust Securities Unit 17-1, P.O. Box 387, St. Louis MO 63166-0387 (77.809%) Olive & Company, Mercantile Bank St. Louis NA, Trust Securities Unit 17- 1, P.O. Box 387, St. Louis, MO 63166-0387 (19.128%); Investor A Shares - BHC Securities Inc., Trade House Account, Attn:
Mutual Fund Dept., One Commerce Square, 2005 Market Street, Philadelphia, PA 19103 (29.419%); Investor B Shares - BHC Securities Inc., FAO 24282580, Attn:
Mutual Funds Dept., One Commerce Square, 2005 Market Street, Suite 1200, Philadelphia, PA 19103 (8.035%); Institutional Shares - Locust & Company, Mercantile Bank St. Louis NA, Attn: Trust Securities Unit 17-1, P.O. Box 387, St. Louis, MO 63166 (98.086%).

                As of the same date, the following institutions also owned of record 5% or more of the Emerging Growth Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Trust Shares - State Street Bank & Trust Co., Trustee Pioneer Hi-Bred International Savings Plan Trust, One Enterprise Drive, Mail Stop D13, North Quincy, MA 02171 (12.750%); Olive & Company, Mercantile Bank St. Louis NA, Trust Securities Unit 17-1, P.O. Box 387, St. Louis, MO 63166-0387 (14.189%); American Bar Endowment, 750 North Lake Shore Drive, Chicago, IL 60611 (6.538%); Locust & Company, Mercantile Bank St. Louis NA, Trust Securities Unit 17-1, P.O. Box 387, St. Louis, MO 63166-0387 (50.160%); Investor A Shares - BHC Securities Inc., Trade House Account, Attn:
Mutual Funds Dept., One Commerce Square, 2005 Market Street, Philadelphia, PA 19103 (38.990%); Institutional Shares - Locust & Company, Mercantile Bank St. Louis NA, Attn: Trust Securities Unit 17-1, P.O. Box 387, St. Louis, MO 63166 (98.977%).

                As of the same date, the following institutions also owned of record 5% or more of the U.S. Government Securities Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Trust Shares - First American Bank of Louisiana, Attn: Gerald Ferrar, P.O. Box 7232, Monroe, LA 71211

(6.459%); Locust & Company, Mercantile Bank St. Louis NA, Trust Securities Unit 17-1, P.O. Box 387, St. Louis, MO 63166-0387 (60.517%); Olive & Company,
Mercantile Bank St. Louis NA, Trust Securities Unit 17-1, P.O. Box 387, St. Louis, MO 63166-0387 (32.693%); Investor A Shares - BHC Securities Inc., Trade House Account, Attn: Mutual Funds Dept., One Commerce Square, 2005 Market Street, Philadelphia, PA 19103 (13.613%); Mercantile Bank of St. Louis NA, Custodian Edmund C. Albrecht, Jr. IRA, 17 Outer Ladue Dr., St. Louis, MO 63131 (5.358%); Mercantile Bank of St. Louis NA, Custodian Robert W. Davis Rollover IRA, 818 Broadway, Elsberry, MO 63343-1109 (5.912%); Investor B Shares - BHC Securities Inc., FAO 24297242, Attn: Mutual Funds Dept., One Commerce Square, 2005 Market Street, Suite 1200, Philadelphia, PA 19103 (11.693%); BHC Securities Inc., FAO 24296577, Attn: Mutual Funds Dept., One Commerce Square, 2005 Market Street, Suite 1200, Philadelphia, PA 19103 (7.073%); BHC Securities Inc., FAO 24296172, Attn: Mutual Funds Dept., One Commerce Square, 2005 Market Street, Suite 1200, Philadelphia, PA 19103 (7.394%); Mercantile Bank of St. Louis NA, Custodian Richard Dell Woods, SEP IRA, 3114 Picket Road, St. Joseph, MO 64503 (9.376%); BHC Securities Inc., FAO 24297609, Attn: Mutual Funds Dept., One Commerce Square, 2005 Market Street, Suite 1200, Philadelphia, PA 19103 (10.384%); BHC Securities Inc., FAO 24296474, Attn: Mutual Funds Dept., One Commerce Square, 2005 Market Street, Suite 1200, Philadelphia, PA 19103 (8.168%); BHC Securities Inc., FAO 24286253, Attn: Mutual Funds Dept., One Commerce Square, 2005 Market Street, Suite 1200, Philadelphia, PA 19103 (7.293%); Institutional Shares - Locust & Company, Mercantile Bank St. Louis NA, Attn: Trust Securities Unit 17-1, P.O. Box 387, St. Louis, MO 63166 (99.998%).

                As of the same date, the following institutions also owned of record 5% or more of the Balanced Portfolio's outstanding share as fiduciary or agent on behalf of their customers: Trust Shares - Locust & Company, Mercantile Bank St. Louis NA, Trust Securities Unit 17-1, P.O. Box 387, St. Louis, MO 63166-0387 (96.111%); Investor A Shares - Mercantile Bank of St. Louis NA, Custodian Edmund J. Markevicius Rollover IRA, 17 Agate Avenue, Worcester, MA 01604 (6.574%); BHC Securities Inc., Trade House Account, Attn:
Mutual Funds Dept., One Commerce Square, 2005 Market Street, Philadelphia, PA 19103 (18.809%); Investor B Shares - Mercantile Bank of St. Louis NA, Custodian William J. Sipe IRA, 4606 Zebra Lane, St. Joseph, MO 64506 (6.560%); BHC Securities Inc., FAO 24123548, Attn: Mutual Funds Dept., One Commerce Square, 2005 Market Street, Suite 1200, Philadelphia, PA 19103 (20.154%); BHC Securities Inc., FAO 24318923, Attn: Mutual Funds Dept., One Commerce Square, 2005 Market Street, Suite 1200, Philadelphia, PA 19103 (5.376%); Mercantile Bank of St. Louis NA, Custodian Brian A. Bundy IRA, 1807 Hilltop Dr., St. Joseph, MO 64505 (7.009%); BHC Securities Inc., FAO 24130105, Attn: Mutual Funds Dept., One Commerce Square, 2005 Market Street,

Suite 1200, Philadelphia, PA 19103 (6.299%); Mercantile Bank of St. Louis NA, Custodian Richard Dell Woods, SEP IRA, 3114 Picket Road, St. Joseph, MO 64503 (25.766%); Institutional Shares - Locust & Company, Mercantile Bank St. Louis NA, Attn: Trust Securities Unit 17-1, P.O. Box 387, St. Louis, MO 63166 (99.884%).

                As of the same date, the following institutions also owned of record 5% or more of the Government & Corporate Bond Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Trust Shares - Locust & Company, Mercantile Bank St. Louis NA, Trust Securities Unit 17-1, P.O. Box 387, St. Louis, MO 63166-0387 (58.023%); Olive & Company, Mercantile Bank St. Louis NA, Trust Securities Unit 17-1, P.O. Box 387, St. Louis, MO 63166-0387 (38.801); Investor A Shares - BHC Securities Inc., Attn: Mutual Funds Dept., One Commerce Square, 2005 Market Street, Philadelphia, PA 19103 (13.346%); Investor B Shares - Mercantile Bank of St. Louis NA, Custodian Edwin
C. Hogrebe, IRA, 5537 Goethe, St. Louis, MO 63109 (6.901%); BHC Securities Inc., FAO 24284744, Attn: Mutual Funds Dept., One Commerce Square, 2005 Market Street, Suite 1200, Philadelphia, PA 19103 (6.905%); BHC Securities Inc., FAO 24294267, Attn: Mutual Funds Dept., One Commerce Square, 2005 Market Street, Suite 1200, Philadelphia, PA 19103 (14.434%); BHC Securities Inc., FAO 24297770, Attn: Mutual Funds Dept., One Commerce Square, 2005 Market Street, Suite 1200, Philadelphia, PA 19103 (30.566%); Institutional Shares - Locust & Company, Mercantile Bank St. Louis NA, Attn: Trust Securities Unit 17-1, P.O. Box 387, St. Louis, MO 63166 (99.708%).

                As of the same date, the following institutions also owned of record 5% or more of the Short - Intermediate Municipal Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Trust Shares - Locust & Company, Attn: Trust Securities Unit 17-1, P.O. Box 387, St. Louis, MO 63166 (8.309%); Olive & Company, Attn: Trust Securities Unit 17-1, P.O. Box 387, St. Louis, MO 63166- 0387 (91.524%); Investor A Shares - James Sutton, P.O. Box 2465, Inverness, FL 34451-2465 (96.744%).

                As of the same date, the following institutions also owned of record 5% or more of the Missouri Tax-Exempt Bond Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Trust Shares - Locust & Company, Mercantile Bank St. Louis NA, Trust Securities Unit 17-1, P.O. Box 387, St. Louis, MO 63166-0387 (20.648%); Olive & Company, Mercantile Bank St. Louis NA, Trust Securities Unit 17-1, P.O. Box 387, St. Louis, MO 63166-0387 (79.351%); Investor A Shares - BHC Securities Inc., Trade House Account, Attn: Mutual Funds Dept., One Commerce Square, 2005 Market Street, Philadelphia, PA 19103 (27.763%); Investor B Shares - BHC Securities Inc., FAO 24126820, Attn: Mutual Funds Dept., One Commerce Square, 2005 Market

Street, Suite 1200, Philadelphia, PA 19103 (14.032%); BHC Securities Inc., FAO 24131119, Attn: Mutual Funds Dept., One Commerce Square, 2005 Market Street, Suite 1200, Philadelphia, PA 19103 (7.561%); BHC Securities Inc., FBO 24282580, Attn: Mutual Funds Dept., 100 N. 20th Street, Philadelphia, PA
19103 (5.782%); BHC Securities Inc. FAO 24286677, Attn: Mutual Funds Dept., One Commerce Square, 2005 Market Street, Suite 1200, Philadelphia, PA 19103 (11.519%); BHC Securities Inc., FAO 24290504, Attn: Mutual Funds Dept., One Commerce Square, 2005 Market Street, Suite 1200, Philadelphia, PA 19103 (19.149%).

                On the basis of information received from these institutions, the Fund believes that substantially all of the shares owned of record were also beneficially owned by these institutions because they possessed or shared voting or investment power with respect to such shares on behalf of their underlying accounts.

                As used in the Statement of Additional Information and in the Prospectuses of the same date, "assets belonging to a Portfolio" means the consideration received by the Fund upon the issuance or sale of shares in that Portfolio, together with all income, earnings, profits and proceeds derived from the investment thereof, including any proceeds from the sale, exchange or liquidation of such investments, any funds or payments derived from any reinvestments of such proceeds, and a portion of any general assets of the Fund not belonging to a particular Portfolio. Assets belonging to a particular Portfolio are charged with the direct liabilities in respect of that Portfolio and with a share of the general liabilities of the Fund which are normally allocated in proportion to the relative net asset levels of the respective Portfolios. Determinations by the Board of Directors as to the direct and allocable liabilities, and allocable portion of any general assets, with respect to a particular Portfolio are conclusive.

                                   APPENDIX A
                                   ----------


COMMERCIAL PAPER RATINGS
------------------------

                A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

                "A-1" - Issue's degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted "A-1+."

                "A-2" - Issue's capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

                "A-3" - Issue has an adequate capacity for timely payment. It is, however, somewhat more vulnerable to the adverse effects of changes and circumstances than an obligation carrying a higher designation.

                "B" - Issue has only a speculative capacity for timely payment.

                "C" - Issue has a doubtful capacity for payment.

                "D" - Issue is in payment default.


                Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The following summarizes the rating categories used by Moody's for commercial paper:

                "Prime-1" - Issuer or related supporting institutions are considered to have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

                "Prime-2" - Issuer or related supporting institutions are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

                "Prime-3" - Issuer or related supporting institutions have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

                "Not Prime" - Issuer does not fall within any of the Prime rating categories.


                The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D- 3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

                "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

                "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

                "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

                "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

                "D-3" - Debt possesses satisfactory liquidity, and other protection factors qualify issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

                "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

                "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.


                Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

                "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

                "F-2" - Securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

                "F-3" - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

                "F-S" - Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

                "D" - Securities are in actual or imminent payment default.

                Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.


                Thomson BankWatch short-term ratings assess the likelihood of an untimely or incomplete payment of principal or interest of unsubordinated instruments having a maturity of one year or less which is issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the ratings used by Thomson
BankWatch:

                "TBW-1" - This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

                "TBW-2" - This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

                "TBW-3" - This designation represents the lowest investment grade category and indicates that while the debt is more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

                "TBW-4" - This designation indicates that the debt is regarded as non-investment grade and therefore speculative.


                IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

                "A1+" - Obligations supported by the highest capacity for timely repayment.

                "A1" - Obligations are supported by a strong capacity for timely repayment.

                "A2" - Obligations are supported by a satisfactory capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

                "A3" - Obligations are supported by a satisfactory capacity for timely repayment. Such capacity is more susceptible to adverse changes in business, economic or financial conditions than for obligations in higher categories.

                "B" - Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic or financial conditions.

                "C" - Obligations for which there is an inadequate capacity to ensure timely repayment.

                "D" - Obligations which have a high risk of default or which are currently in default.


CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS
----------------------------------------------

                The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

                "AAA" - This designation represents the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

                "AA" - Debt is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

                "A" - Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

                "BBB" - Debt is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

                "BB," "B," "CCC," "CC" and "C" - Debt is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                "BB" - Debt has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB- " rating.

                "B" - Debt has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

                "CCC" - Debt has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

                "CC" - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

                "C" - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

                "CI" - This rating is reserved for income bonds on which no interest is being paid.

                "D" - Debt is in payment default. This rating is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S & P believes such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

        The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

                "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

                "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

                "Baa" - Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates some speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" represents a poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

                Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

                Moody's applies numerical modifiers 1, 2 and 3 in each generic classification from "Aa" to "B" in its bond rating system. The modifier 1 indicates that the issuer ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks at the lower end of its generic rating category.


                The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

                "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

                "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

                "BBB" - Debt possesses below average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

                "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

                To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.


                The following summarizes the highest four ratings used by Fitch for corporate and municipal bonds:

                "AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                "AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

                "A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

                "BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

                "BB," "B," "CCC," "CC," "C," "DDD," "DD," and "D" - Bonds that possess one of these ratings are considered by Fitch to be speculative investments. The ratings "BB" to "C" represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating "DDD" to "D" is an assessment of the ultimate recovery value through reorganization or liquidation.

                To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "C" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

                IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

                "AAA" - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

                "AA" - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

                "A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

                "BBB" - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in higher categories.

                "BB," "B," "CCC," "CC," and "C" - Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

                IBCA may append a rating of plus (+) or minus (-) to a rating to denote relative status within major rating categories.


                Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

                "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

                "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

                "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                "BBB" - This designation represents Thomson BankWatch's lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

                "D" - This designation indicates that the long-term debt is in default.

                PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.


MUNICIPAL NOTE RATINGS
----------------------

                A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

                "SP-1" - The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

                "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest.

                "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.


                Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

                "MIG-1"/"VMIG-1" - Loans bearing this designation are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

                "MIG-2"/"VMIG-2" - Loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

                "MIG-3"/"VMIG-3" - Loans bearing this designation are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

                "MIG-4"/"VMIG-4" - Loans bearing this designation are of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

                "SG" - Loans bearing this designation are of speculative quality and lack margins of protection.


                Fitch and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

                                   FORM N-1A
                                   ---------

                           PART C.  OTHER INFORMATION
                           --------------------------

Item 24.         FINANCIAL STATEMENTS AND EXHIBITS
                 ---------------------------------

         (a)     Financial Statements:
                 ---------------------

                 (1)      Not Applicable.

         (b)     Exhibits:

                 (1)      (a)     Articles of Incorporation dated September 9,
                                  1982.

                          (b)     Articles Supplementary to
                                  Registrant's Articles of Incorporation dated
                                  October 28, 1982.

                          (c)     Articles Supplementary to
                                  Registrant's Articles of Incorporation dated
                                  December 22, 1987.

                          (d)     Articles Supplementary to
                                  Registrant's Articles of Incorporation dated as of October 30, 1990.

                          (e)     Articles Supplementary to
                                  Registrant's Articles of Incorporation dated as of November 9, 1990.

                          (f)     Articles Supplementary to
                                  Registrant's Articles of Incorporation dated as of March 19, 1991.

                          (g) Certificate of Correction dated April 30, 1991 to Articles Supplementary dated as of March 19, 1991.

                          (h) Articles Supplementary to Registrant's Articles of Incorporation dated as of June 25 1991.

                          (i) Articles Supplementary to Registrant's Articles of Incorporation dated as of November 15, 1991.

                          (j) Articles Supplementary to Registrant's Articles of Incorporation dated as of January 26, 1993.

                          (k) Articles Supplementary to Registrant's Articles of Incorporation dated as of March 23, 1993.

                          (l) Articles Supplementary to Registrant's Articles of Incorporation dated as of March 7, 1994.

                          (m) Certificate of Correction dated October 17, 1994 to Articles Supplementary dated as of March 8, 1994 to Registrant's Articles of Incorporation.

                          (n) Articles Supplementary to Registrant's Articles of Incorporation dated as of February 22, 1995.

                          (o) Articles Supplementary to Registrant's Articles of Incorporation dated as of April 17, 1995.

                          (p) Articles Supplementary to Registrant's Articles of Incorporation dated July 7, 1995.

                          (q) Articles Supplementary to Registrant's Articles of Incorporation dated September 20, 1995.

                          (r)     Form of Articles Supplementary to
                                  Registrant's Articles of Incorporation.

                 (2)      (a)     By-Laws as approved and adopted by
                                  Registrant's Board of Directors are
                                  incorporated herein by reference to Exhibit
                                  (2) of Registrant's Registration Statement on
                                  Form N-1, filed on September 10, 1982.

                          (b) Amendment No. 1 to Registrant's By-Laws adopted June 28, 1983 is incorporated herein by reference to Exhibit (2)(b) of Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A, filed on January 20, 1984.

                          (c) Amendment No. 2 to Registrant's By-Laws adopted November 23, 1987 is incorporated herein by reference to Exhibit (2)(c) of Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A, filed on March 31, 1988.

                 (3)              None.

                 (4)              None.

                 (5)      (a)     Amended and Restated Advisory Agreement
                                  between Registrant and Mississippi Valley
                                  Advisors Inc. dated April 1, 1991.

                          (b) Addendum No. 1 to Amended and Restated Advisory Agreement between Registrant and Mississippi Valley Advisors Inc. with respect to the ARCH Treasury Money Market Portfolio, dated as of September 27, 1991.

                          (c) Addendum No. 2 to Amended and Restated Advisory Agreement between the Registrant and Mississippi Valley Advisors, Inc. with respect to the ARCH Emerging Growth Portfolio, dated as of April 1, 1992.

                          (d) Addendum No. 3 to Amended and Restated Advisory Agreement between the Registrant and Mississippi Valley Advisors Inc. with respect to the ARCH Balanced Portfolio dated April 1, 1993.

                          (e) Addendum No. 4 to Amended and Restated Advisory Agreement between Registrant and Mississippi Valley Advisors Inc. dated March 15, 1994.

                          (f) Addendum No. 5 to Amended and Restated Advisory Agreement between Registrant and Mississippi Valley Advisors Inc. with respect to the Short-Intermediate Municipal Portfolio dated July 10, 1995.

                          (g) Addendum No. 6 to Amended and Restated Advisory Agreement between Registrant and Mississippi Valley Advisors Inc. with respect to the Tax-Exempt Money Market, Missouri Tax-Exempt Bond and Kansas Tax-Exempt Bond Portfolios dated September 29, 1995.

                          (h) Form of Addendum No. 7 to Amended and Restated Advisory Agreement between Registrant and Mississippi Valley Advisors Inc. with respect to the Equity Income, National Municipal Bond and
                                  Short-Intermediate Corporate Bond Portfolios.

                          (i) Sub-Advisory Agreement between Mississippi Valley Advisors Inc. and Clay Finlay, Inc. dated January 25, 1994.

                 (6)      (a)     Distribution Agreement between Registrant and
                                  The Winsbury Company Limited Partnership dated October 1, 1993 is incorporated herein by reference to Exhibit (6)(a) of Post-Effective Amendment No. 25 to
                                  Registrant's Registration Statement on Form
                                  N-1A, filed November 8, 1994.

                          (b) Addendum No. 1 to Distribution Agreement between the Registrant and The Winsbury Company Limited Partnership with respect to the ARCH International Equity Portfolio dated March 15, 1994 is incorporated herein by reference to Exhibit (6)(b) of Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A, filed November 8, 1994.

                          (c) Addendum No. 2 to Distribution Agreement between the Registrant and The Winsbury Company Limited Partnership with respect to Investor B Shares of the non-money market Portfolios dated March 1, 1995 is incorporated herein by reference to Exhibit
                                  (6)(c) of Post-Effective Amendment No. 29 to
                                  Registrant's Registration Statement on Form
                                  N-1A, filed April 14, 1995.

                          (d) Addendum No. 3 to Distribution Agreement between the Registrant and The Winsbury Company Limited Partnership with respect to the Short-Intermediate Municipal Portfolio and Investor B Shares of the Money Market Portfolio is incorporated herein by reference to Exhibit (6)(d) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A, filed September 20, 1995.

                          (e) Addendum No. 4 to Distribution Agreement between the Registrant and The Winsbury Company Limited Partnership with respect to the Tax-Exempt Money Market, Missouri Tax-Exempt Bond and Kansas Tax-Exempt Bond Portfolios dated September 29, 1995.

                          (f) Form of Addendum No. 5 to Distribution Agreement between the Registrant and BISYS Fund Services with respect to the Equity Income, National Municipal Bond and Short-Intermediate Corporate Bond Portfolios.

                          (g) Amendment No. 1 to Distribution Agreement between the Registrant and The Winsbury Company Limited Partnership dated as of September 29, 1995.(1)

                 (7)              None.

                 (8)      (a)     Custodian Agreement between Registrant and
                                  Mercantile Bank of St. Louis, National
                                  Association dated as of April 1, 1992 is incorporated herein by reference to Exhibit
                                  (8)(a) of Post-Effective Amendment No. 17 to
                                  Registrant's Registration Statement on Form
                                  N-1A, filed March 31, 1992.

                          (b) Custody Fee Agreement between Registrant and Mercantile Bank of St. Louis, National Association dated April 1, 1995 is incorporated herein by reference to Exhibit
                                  (8)(b) of Post-Effective Amendment No. 29 to
                                  Registrant's Registration Statement on Form
                                  N-1A, filed April 14, 1995.

                          (c) Custody Fee Agreement between Registrant and Mercantile Bank of St. Louis, National Association is incorporated herein by reference to Exhibit (8)(c) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A, filed September 20, 1995.

                          (d) Custody Fee Agreement between Registrant and Mercantile Bank of St. Louis, National Association dated September 29, 1995.

                          (e) Form of Custody Fee Agreement between Registrant and Mercantile Bank of St. Louis, National Association.

                          (f) Global Sub-Custodian Agreement among Bankers Trust Company of New York, Registrant and Mercantile Bank of St. Louis, National Association dated as of April 1, 1994 is incorporated herein by reference to Exhibit
                                  (8)(j) of Post-Effective Amendment No. 25 to
                                  Registrant's Registration Statement on Form
                                  N-1A, filed November 8, 1994.





__________________________________

1. Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-1A (File No. 2-79285) on January 2, 1996.

                          (g) Securities Lending Amendment dated August 4, 1994 to Custodian Agreement dated April 1, 1992 between Registrant and Mercantile Bank of St. Louis, National Association is incorporated herein by reference to Exhibit
                                  (8)(k) of Post-Effective Amendment No. 25 to
                                  Registrant's Registration Statement on Form
                                  N-1A, filed November 8, 1994.

                 (9)      (a)     Administration Agreement between Registrant
                                  and The Winsbury Service Corporation dated
                                  October 1, 1993 is incorporated herein by reference to Exhibit (9)(a) of Post-Effective
                                  Amendment No. 25 to Registrant's Registration
                                  Statement on Form N-1A, filed November 8,
                                  1994.

                          (b) Addendum No. 1 to Administration Agreement between Registrant and The Winsbury Service Corporation with respect to the ARCH International Equity Portfolio dated March 15, 1994 is incorporated herein by reference to Exhibit (9)(b) of Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A, filed November 8, 1994.

                          (c) Addendum No. 2 to Administration Agreement between Registrant and BISYS Fund Services Ohio, Inc. (formerly known as The Winsbury Service Corporation) with respect to Investor B Shares of the non-money market Portfolios dated as of March 1, 1995 is incorporated herein by reference to Exhibit (9)(c) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A, filed April 14, 1995.

                          (d) Addendum No. 3 to Administration Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to the Short-Intermediate Municipal Portfolio and Investor B Shares of the Money Market Portfolio is incorporated herein by reference to Exhibit (9)(d) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A, filed September 20, 1995.

                          (e) Addendum No. 4 to Administration Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to the Tax-Exempt Money Market, Missouri Tax-Exempt Bond and

                                  Kansas Tax-Exempt Bond Portfolios dated
                                  September 29, 1995.

                          (f) Form of Addendum No. 5 to Administration Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to the Equity Income, National Municipal Bond and Short-Intermediate Corporate Bond Portfolios.

                          (g) Transfer Agency Agreement between Registrant and The Winsbury Service Corporation dated October 1, 1993 is incorporated herein by reference to Exhibit (9)(c) of Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A, filed November 8, 1994.

                          (h) Addendum No. 1 to Transfer Agency Agreement between Registrant and The Winsbury Service Corporation with respect to the ARCH International Equity Portfolio dated March 15, 1994 is incorporated herein by reference to Exhibit (9)(d) of Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A, filed November 8, 1994.

                          (i) Addendum No. 2 to Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc. (formerly known as The Winsbury Service Corporation) with respect to Investor B Shares of the non-money market Portfolios dated as of March 1, 1995 is incorporated herein by reference to Exhibit (9)(g) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A, filed April 14, 1995.

                          (j) Addendum No. 3 to Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to the Short-Intermediate Municipal Portfolio and Investor B Shares of the Money Market Portfolio is incorporated herein by reference to Exhibit (9)(i) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A, filed September 20, 1995.

                          (k) Addendum No. 4 to Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to the Tax-Exempt Money Market, Missouri Tax-Exempt Bond and

                                  Kansas Tax-Exempt Bond Portfolios dated
                                  September 29, 1995.

                          (l) Form of Addendum No. 5 to Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to the Equity Income, National Municipal Bond and Short-Intermediate Corporate Bond Portfolios.

                          (m) Amendment No. 1 to Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated as of September 29, 1995.(2)

                          (n) Form of Amendment No. 2 to Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated October 1, 1995.

                          (o)     (1)      Distribution and Services Plan
                                           (Investor A Shares) under Rule 12b-1
                                           and Form of Agreement is
                                           incorporated herein by reference to
                                           Exhibit (9)(k)(1) of Post-Effective
                                           Amendment No. 30 to Registrant's
                                           Registration Statement on Form N-1A,
                                           filed July 7, 1995.

                                  (2)      Distribution and Services Plan
                                           (Investor B Shares) under Rule 12b-1
                                           and Form of Agreement is
                                           incorporated herein by reference to
                                           Exhibit (9)(k)(2) of Post-Effective
                                           Amendment No. 30 to Registrant's
                                           Registration Statement on Form N-1A,
                                           filed July 7, 1995.

                                  (3)      Administrative Services Plan (Trust
                                           Shares) and Form of Agreement is
                                           incorporated herein by reference to
                                           Exhibit (9)(k)(3) of Post-Effective
                                           Amendment No. 30 to Registrant's
                                           Registration Statement on Form N-1A,
                                           filed July 7, 1995.

                                  (4)      Administrative Services Plan
                                           (Institutional Shares) and Form of
                                           Agreement is incorporated herein by
                                           reference to Exhibit (9)(k)(4) of
                                           Post-Effective Amendment No. 30 to





__________________________________

2. Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-1A (File No. 2-79285) on January 2, 1996.

                                  Registrant's Registration Statement on Form
                                  N-1A, filed July 7, 1995.

                 (10)     Opinion and consent of counsel.(3)

                 (11)     (a)     Consent of Drinker Biddle & Reath.

                          (b)     Consent of KPMG Peat Marwick.

                 (12)     None.

                 (13)     (a)     Purchase Agreement between Registrant and
                                  Shearson/American Express Inc. dated November
                                  23, 1982, is incorporated herein by reference to Exhibit (13) of Pre-Effective Amendment
                                  No. 1 to Registrant's Registration Statement on Form N-1, filed on November 24, 1982.

                          (b) Purchase Agreement between Registrant and The Winsbury Service Corporation dated April 1, 1994 is incorporated herein by reference to Exhibit (13)(b) of Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A, filed November 8, 1994.

                          (c) Purchase Agreements between Registrant and BISYS Fund Services Ohio, Inc. dated as of February 28, 1995 are incorporated herein by reference to Exhibit (13)(c) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A, filed April 14, 1995.

                          (d) Purchase Agreements between Registrant and BISYS Fund Services Ohio, Inc. dated as of July 7, 1995 are incorporated herein by reference to Exhibit (13)(d) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A, filed September 20, 1995.

                          (e) Purchase Agreements between Registrant and BISYS Fund Services Ohio, Inc. dated September 29, 1995.






__________________________________

3 Filed under Rule 24f-2 as part of Registrant's Rule 24f-2 Notice on January 29, 1996.

                          (f)     Form of Purchase Agreements between
                                  Registrant and BISYS Fund Services Ohio, Inc.

                 (14)     None.

                 (15)     None.

                 (16)     (a)     Schedule of Computation of Performance
                                  Calculations for Investor A (formerly
                                  Investor) Shares and Trust Shares of the
                                  Money Market, Treasury Money Market,
                                  Government & Corporate Bond, Growth & Income
                                  Equity, U.S.  Government Securities, Emerging
                                  Growth and Balanced Portfolio are
                                  incorporated herein by reference to Exhibit
                                  (16) of Post-Effective Amendment No. 24 to
                                  Registrant's Registration Statement on Form
                                  N-1A, filed on March 31, 1994.

                          (b) Schedule of Computation of Performance Calculations for Investor A (formerly Investor), Trust and Institutional Shares of the International Equity Portfolio is incorporated herein by reference to Exhibit
                                  (16)(b) of Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A, filed November 8, 1994.

                          (c) Schedule of Computation of Performance Calculations for Institutional Shares of the Money Market, Treasury Money Market, Government & Corporate Bond, Growth & Income Equity, U.S. Government Securities, Emerging Growth, Balanced and International Equity Portfolios is incorporated herein by reference to Exhibit (16)(c) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A, filed April 14, 1995.

                          (d) Schedule of Computation of Performance Calculations for Investor B Shares of the Government & Corporate Bond, Growth & Income Equity, U.S. Government Securities, Emerging Growth, Balanced and International Equity Portfolios is incorporated herein by reference to Exhibit (16)(c) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A, filed April 14, 1995.

                          (e) Schedule of Computation of Performance Calculations for Trust Shares and Investor A Shares of the Short- Intermediate Municipal Portfolio.(4)

                          (f) Schedule of Computation of Performance Calculations for Trust and Investor A Shares of the Tax-Exempt Money Market, Missouri Tax-Exempt Bond and Kansas Tax- Exempt Bond Portfolios and for Investor B Shares of the Missouri Tax-Exempt Bond and Kansas Tax-Exempt Bond Portfolios.

                 (18) Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System is incorporated herein by reference to Exhibit (18) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on
                                  Form N-1A, filed October 5, 1995.



Item 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
         -------------------------------------------------------------
         REGISTRANT IS CONTROLLED BY ITS BOARD OF DIRECTORS.

Item 26. NUMBER OF HOLDERS OF SECURITIES
         -------------------------------
         As of February 1, 1996:

                                                                                                Number of
                   Title of Class                                                             Record Holders
                   --------------                                                             --------------
Class A Common Stock (The ARCH
  Money Market Portfolio) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    108
Class A - Special Series 1 Common Stock
  (The ARCH Money Market
  Portfolio)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    244
Class A - Special Series 2 Common Stock
  (The ARCH Money Market Portfolio) . . . . . . . . . . . . . . . . . . . . . . . .                      2
Class A - Special Series 3 Common Stock
  (The ARCH Money Market
  Portfolio)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                     16
Class B Common Stock (The ARCH
  (Treasury Money Market
  Portfolio)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      7
Class B - Special Series 1 Common Stock
  (The ARCH Treasury Money Market
  Portfolio)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                     49
Class B - Special Series 2 Common Stock





__________________________________

4. Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-1A (File No. 2-79285) on January 2, 1996.

                                                                                            Number of
              Title of Class                                                             Record Holders
              --------------                                                             --------------
  (The ARCH Treasury Money Market
  Portfolio)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             3
Class C Common Stock (The ARCH
  Growth & Income Equity
  Portfolio)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           957
Class C -Special Series 1 Common Stock
  (The ARCH Growth & Income Equity
  Portfolio)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            11
Class C -Special Series 2 Common Stock
  (The ARCH Growth & Income Equity
  Portfolio)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             4
Class C -Special Series 3 Common Stock
  (The ARCH Growth & Income Equity
  Portfolio)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           159
Class D Common Stock (The ARCH
  Government & Corporate Bond
  Portfolio)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           208
Class D - Special Series 1 Common Stock
  (The ARCH Government & Corporate Bond
  Portfolio)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             6
Class D - Special Series 2 Common Stock
  (The ARCH Government & Corporate Bond
  Portfolio)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             3
Class D - Special Series 3 Common Stock
  (The ARCH Government & Corporate Bond
  Portfolio)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            23
Class E Common Stock (The ARCH
  U.S. Government Securities
  Portfolio)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           239
Class E - Special Series 1 Common Stock
  (The ARCH U.S. Government Securities
  Portfolio)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             5
Class E - Special Series 2 Common Stock
  (The ARCH U.S. Government Securities
  Portfolio)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             2
Class E - Special Series 3 Common Stock
  (The ARCH U.S. Government Securities
  Portfolio)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            22
Class F Common Stock (The ARCH Emerging
  Growth Portfolio) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           779
Class F - Special Series 1 Common Stock
  (The ARCH Emerging Growth
  Portfolio)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            19
Class F - Special Series 2 Common Stock
  (The ARCH Emerging Growth
  Portfolio)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             3
Class F - Special Series 3 Common Stock
  (The ARCH Emerging Growth
  Portfolio)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           142
Class G Common Stock (The ARCH Balanced
  Portfolio)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           199
Class G - Special Series 1 Common Stock
  Common Stock (The ARCH Balanced
  Portfolio)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             3
Class G - Special Series 2 Common Stock
  Stock (The ARCH Balanced
  Portfolio)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             3
Class G Common Stock - Special Series 3

                                                                                            Number of
              Title of Class                                                             Record Holders
              --------------                                                             --------------
  Common Stock (The ARCH Balanced
  Portfolio)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            17
Class H Common Stock (The ARCH
  International Equity
  Portfolio)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           131
Class H - Special Series 1 Common
  Stock - (The ARCH International Equity
  Portfolio)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             5
Class H - Special Series 2 Common Stock
  (The ARCH International Equity
  Portfolio)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             3
Class H - Special Series 3 Common Stock
  (The ARCH International Equity
  Portfolio)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            49
Class I Common Stock (The ARCH
  Short-Intermediate Municipal
  Portfolio)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             2
Class I - Special Series 1 Common Stock
  (The ARCH Short-Intermediate
   Municipal Portfolio) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             4
Class J Common Stock (The ARCH Tax-Exempt
   Money Market Portfolio)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .            11
Class J - Special Series 1
  Common Stock (The ARCH Tax-Exempt Money
  Market Portfolio) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            25
Class K Common Stock (The ARCH Missouri
   Tax-Exempt Bond Portfolio) . . . . . . . . . . . . . . . . . . . . . . . . . . .           533
Class K - Special Series 1
  Common Stock (The ARCH Missouri
  Tax-Exempt Bond Portfolio)  . . . . . . . . . . . . . . . . . . . . . . . . . . .             3
Class K - Special Series 2
  Common Stock (The ARCH Missouri
  Tax-Exempt Bond Portfolio)  . . . . . . . . . . . . . . . . . . . . . . . . . . .            25
Class L Common Stock (The ARCH Kansas
  Tax-Exempt Bond Portfolio)  . . . . . . . . . . . . . . . . . . . . . . . . . . .             0
Class L - Special Series 1
  Common Stock (The ARCH Kansas
  Tax-Exempt Bond Portfolio)  . . . . . . . . . . . . . . . . . . . . . . . . . . .             0
Class L - Special Series 2
  Common Stock (The ARCH Kansas
  Tax-Exempt Bond Portfolio)  . . . . . . . . . . . . . . . . . . . . . . . . . . .             0


Item 27.   INDEMNIFICATION
           ---------------

         Indemnification of Registrant's principal underwriter, custodian and transfer agent against certain losses is provided for, respectively, in Sections 1.11 and 1.12 of the Distribution Agreement, incorporated herein by reference as Exhibit (6)(a), and Sections 24 and 18, respectively, of the Custody Agreement, incorporated herein by reference as Exhibit (8)(a) and the Transfer Agency Agreement incorporated herein by reference as Exhibit (9)(c). The Registrant has obtained from a major insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions. In no event will the Registrant indemnify any of its directors, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with the Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
          ----------------------------------------------------

         A. Mercantile Bank of St. Louis National Association ("Mercantile") is a full-service national bank located in St. Louis, Missouri. Mississippi Valley Advisors Inc. is a wholly-owned subsidiary of Mercantile and is responsible for providing advisory services to The ARCH Money Market, Treasury Money Market, Tax-Exempt Money Market, Growth & Income Equity, Emerging Growth, Government & Corporate Bond, U.S. Government Securities, Balanced, International Equity, Short-Intermediate Municipal, Missouri Tax-Exempt Bond and Kansas Tax-Exempt Bond Portfolios of the Registrant.

         B. The information required by this Item 28 with respect to each Director and Officer of Mercantile and Mississippi Valley Advisors Inc. is incorporated by reference to Form ADV and Schedules A and D filed by Mississippi Valley Advisors Inc. with the Securities and Exchange Commission pursuant to the Securities Exchange Act of 1934 (File No. 801-28897).

         C. Clay Finlay, Inc. is registered as an investment adviser with the Securities and Exchange Commission and provides sub-investment advisory services to the Registrant's International Equity Portfolio.

         D. The information required by this Item 28 with respect to each Director and Officer of Clay Finlay, Inc. is included in Form ADV and Schedules A and D filed by Clay Finlay, Inc. with the Securities and Exchange Commission pursuant to the Securities Exchange Act of 1934 (File No. 801-17316).

Item 29.  PRINCIPAL UNDERWRITER
          ---------------------

         A. BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services (formerly The Winsbury Company Limited Partnership) acts as distributor and its affiliate, BISYS Funds Services Ohio, Inc., acts as administrator for the Registrant. BISYS Fund Services also distributes the securities of the American Performance Funds, The Highmark Group, The Parkstone Group of Funds, The Sessions Group, the AmSouth Mutual Funds, The Coventry Group, the BB&T Mutual Funds Group, the MarketWatch Funds, The M.S.D & T Funds, Inc., The Riverfront Funds, Inc., the Pacific Capital Funds, the MMA Praxis Mutual Funds, the Summit Investment Trust, the Qualivest Funds and The Victory Portfolios, each of which is a management investment company.

         B. To the best of Registrant's knowledge, the partners of BISYS Fund Services are as follows:

Name and
Principal                     Positions and               Positions and
Business                      Offices with                Offices with
Address                       BISYS Fund Services         Registrant
--------                      -------------------         -------------
BISYS Fund Services, Inc.     Sole General Partner        None
150 Clove Road
Little Falls, NJ 07424

WC Subsidiary Corporation     Limited Partner             None
150 Clove Road
Little Falls, NJ 07424

         C.      None.


Item 30.  LOCATION OF ACCOUNTS AND RECORDS
          --------------------------------

(1) Mercantile Bank of St. Louis National Association, One Mercantile Center, 8th and Locust Streets, St. Louis, MO 63101 (records relating to its functions as custodian).

(2) BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as distributor).

(3) Mississippi Valley Advisors Inc., 7th and Washington Streets, 21st Floor, St. Louis, MO 63101 (records relating to its functions as investment adviser for The ARCH Money Market, Treasury Money Market, Growth & Income Equity, Emerging Growth, Government & Corporate Bond, U.S.

         Government Securities, Balanced, International Equity and Short-Intermediate Municipal, Tax-Exempt Money Market, Missouri Tax-Exempt Bond and Kansas Tax-Exempt Bond Portfolios).

(4) BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its function as administrator).

(5) BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its function as transfer agent and dividend disbursing agent).

(6) Drinker Biddle & Reath, Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, PA 19107-3496 (Registrant's Articles of Incorporation, By-Laws and Minute Books).

(7) Clay Finlay, Inc. 200 Park Avenue, 56th Floor, New York, New York 10166 (records relating to its function as sub-investment advisor to the International Equity Portfolio).

(8) Bankers Trust Company, 16 Wall Street, New York, New York 10005 (records relating to its function as sub-custodian for the International Equity Portfolio).

Item 31.  MANAGEMENT SERVICES
          -------------------

         Inapplicable.

Item 32.  UNDERTAKINGS
          ------------

         (a) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 34 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St. Louis and the State of Missouri, on the 28th day of February, 1996.

                                                   THE ARCH FUND, INC.
                                                   (Registrant)

                                                   /s/ Jerry V. Woodham
                                                   ---------------------
                                                   Jerry V. Woodham
                                                   President

         Pursuant to the requirements of the Securities Act of 1933, this Registrant's Post-Effective Amendment No. 34 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

    SIGNATURE                      TITLE                    DATE
    ---------                      -----                    ----
/s/ Jerry V. Woodham           Chairman of the          February 28, 1996
--------------------           Board and President
Jerry V. Woodham

/s/* James C. Jacobsen         Director                 February 28, 1996
----------------------
James C. Jacobsen

/s/* Joseph J. Hunt            Director                 February 28, 1996
-------------------
Joseph J. Hunt

/s/* Donald E. Kiernan         Director                 February 28, 1996
----------------------
Donald E. Kiernan

/s/* Robert M. Cox, Jr.        Director                 February 28, 1996
-----------------------
Robert M. Cox, Jr.

/s/* Lyle L. Meyer             Director                 February 28, 1996
------------------
Lyle L. Meyer

/s/* Ronald D. Winney          Director & Treasurer     February 28, 1996
---------------------
Ronald D. Winney


*By: /s/ Jerry V. Woodham
     ---------------------
     Jerry V. Woodham
     Attorney-in-fact

                              THE ARCH FUND, INC.


                               Power of Attorney
                               -----------------

   Jerry V. Woodham, whose signature appears below, does hereby constitute and appoint W. Bruce McConnel, III his true and lawful attorney and agent, with full power of substitution and resubstitution, to do any and all acts and things and execute any and all instruments which said attorney and agent may deem necessary or advisable or which may be required to enable The ARCH Fund, Inc. (the "Fund") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of the Fund's Registration Statement and of any and all amendments (including post-effective amendments) to the Fund's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned on behalf of the Fund and/or as a director and/or officer of the Fund any and all amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorney and agent shall do or cause to be done by virtue hereof.



                                  /s/ Jerry V. Woodham
                                  --------------------
                                  Jerry V. Woodham


Date: March 31, 1992

                              THE ARCH FUND, INC.


                               Power of Attorney
                               -----------------

   Joseph J. Hunt, whose signature appears below, does hereby constitute and appoint Jerry V. Woodham and W. Bruce McConnel, III, and either of them, his true and lawful attorneys and agents, with full power of substitution and resubstitution, to do any and all acts and things and execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable The ARCH Fund, Inc. (the "Fund") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of the Fund's Registration Statement and of any and all amendments (including post-effective amendments) to the Fund's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned on behalf of the Fund and/or as a director and/or officer of the Fund any and all amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.



                                  /s/ Joseph J. Hunt
                                  ------------------
                                  Joseph J. Hunt


Date:  October 25, 1994

                              THE ARCH FUND, INC.


                               Power of Attorney
                               -----------------

   James C. Jacobsen, whose signature appears below, does hereby constitute and appoint Jerry V. Woodham and W. Bruce McConnel, III, and either of them, his true and lawful attorneys and agents, with full power of substitution and resubstitution, to do any and all acts and things and execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable The ARCH Fund, Inc. (the "Fund") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of the Fund's Registration Statement and of any and all amendments (including post-effective amendments) to the Fund's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned on behalf of the Fund and/or as a director and/or officer of the Fund any and all amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.



                                  /s/ James C. Jacobsen
                                  ---------------------
                                  James C. Jacobsen


Date:  October 25, 1994

                              THE ARCH FUND, INC.


                               Power of Attorney
                               -----------------

   Donald E. Kiernan, whose signature appears below, does hereby constitute and appoint Jerry V. Woodham and W. Bruce McConnel, III, and either of them, his true and lawful attorneys and agents, with full power of substitution and resubstitution, to do any and all acts and things and execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable The ARCH Fund, Inc. (the "Fund") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of the Fund's Registration Statement and of any and all amendments (including post-effective amendments) to the Fund's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned on behalf of the Fund and/or as a director and/or officer of the Fund any and all amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.



                                  /s/ Donald E. Kiernan
                                  ---------------------
                                  Donald E. Kiernan


Date:  March 31, 1992

                              THE ARCH FUND, INC.


                               Power of Attorney
                               -----------------

   Robert M. Cox, Jr., whose signature appears below, does hereby constitute and appoint Jerry V. Woodham and W. Bruce McConnel, III, and either of them, his true and lawful attorneys and agents, with full power of substitution and resubstitution, to do any and all acts and things and execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable The ARCH Fund, Inc. (the "Fund") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of the Fund's Registration Statement and of any and all amendments (including post-effective amendments) to the Fund's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned on behalf of the Fund and/or as a director and/or officer of the Fund any and all amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.



                                  /s/ Robert M. Cox, Jr.
                                  ----------------------
                                  Robert M. Cox, Jr.


Date:  March 31, 1992

                              THE ARCH FUND, INC.


                               Power of Attorney
                               -----------------

   Lyle L. Meyer, whose signature appears below, does hereby constitute and appoint Jerry V. Woodham and W. Bruce McConnel, III, and either of them, his true and lawful attorneys and agents, with full power of substitution and resubstitution, to do any and all acts and things and execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable The ARCH Fund, Inc. (the "Fund") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of the Fund's Registration Statement and of any and all amendments (including post-effective amendments) to the Fund's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned on behalf of the Fund and/or as a director and/or officer of the Fund any and all amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.



                                  /s/ Lyle L. Meyer
                                  -----------------
                                  Lyle L. Meyer


Date:  March 31, 1992

                              THE ARCH FUND, INC.


                               Power of Attorney
                               -----------------

   Ronald D. Winney, whose signature appears below, does hereby constitute and appoint Jerry V. Woodham and W. Bruce McConnel, III, and either of them, his true and lawful attorneys and agents, with full power of substitution and resubstitution, to do any and all acts and things and execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable The ARCH Fund, Inc. (the "Fund") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of the Fund's Registration Statement and of any and all amendments (including post-effective amendments) to the Fund's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned on behalf of the Fund and/or as a director and/or officer of the Fund any and all amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.



                                  /s/ Ronald D. Winney
                                  --------------------
                                  Ronald D. Winney


Date:  December 1, 1994

                                 EXHIBIT INDEX
                                 -------------

EXHIBIT NO.                     DESCRIPTION             PAGE NO.
-----------                     -----------             --------
  1(a)                  Articles of Incorporation dated
                        September 9, 1982.

  1(b)                  Articles Supplementary to
                        Registrant's Articles of
                        Incorporation dated October 28,
                        1982.

  1(c)                  Articles Supplementary to
                        Registrant's Articles of
                        Incorporation dated December 22,
                        1987.

  1(d)                  Articles Supplementary to
                        Registrant's Articles of
                        Incorporation dated October 30,
                        1990.

  1(e)                  Articles Supplementary to
                        Registrant's Articles of
                        Incorporation dated November 9,
                        1990.

  1(f)                  Articles Supplementary to
                        Registrant's Articles of
                        Incorporation dated March 19,
                        1991.

  1(g)                  Certificate of Correction dated
                        April 30, 1991 to Articles
                        Supplementary dated as of March
                        19, 1991.

  1(h)                  Articles Supplementary to
                        Registrant's Articles of
                        Incorporation dated June 25,
                        1991.

  1(i)                  Articles Supplementary to
                        Registrant's Articles of
                        Incorporation dated November 15,
                        1991.

  1(j)                  Articles Supplementary to
                        Registrant's Articles of
                        Incorporation dated January 26,
                        1993.

EXHIBIT NO.                     DESCRIPTION             PAGE NO.
-----------                     -----------             --------
  1(k)                  Articles Supplementary to
                        Registrant's Articles of
                        Incorporation dated March 23,
                        1993.

  1(l)                  Articles Supplementary to
                        Registrant's Articles of
                        Incorporation dated March 7,
                        1994.

  1(m)                  Certificate of Correction dated
                        October 17, 1994 to Articles
                        Supplementary dated March 8,
                        1994 to Registrant's Articles
                        of Incorporation.

  1(n)                  Articles Supplementary to
                        Registrant's Articles of
                        Incorporation dated February
                        22, 1995.

  1(o)                  Articles Supplementary to
                        Registrant's Articles of
                        Incorporation dated April 17,
                        1995.

  1(p)                  Articles Supplementary to
                        Registrant's Articles of
                        Incorporation dated June 27, 1995.

  1(q)                  Articles Supplementary to
                        Registrant's Articles of
                        Incorporation dated September 18,
                        1995.

  1(r)                  Form of Articles Supplementary to
                        Registrant's Articles of
                        Incorporation.

  5(a)                  Amended and Restated Advisory
                        Agreement between Registrant and
                        Mississippi Valley Advisors Inc.
                        dated April 1, 1991.

EXHIBIT NO.                     DESCRIPTION             PAGE NO.
-----------                     -----------             --------
  5(b)                  Addendum No. 1 to Amended and
                        Restated Advisory Agreement between
                        Registrant and Mississippi Valley
                        Advisors Inc. with respect to the
                        ARCH Treasury Money Market Portfolio,
                        dated as of September 27, 1991.

  5(c)                  Addendum No. 2 to Amended and
                        Restated Advisory Agreement between
                        Registrant and Mississippi Valley
                        Advisors Inc. with respect to the
                        ARCH Emerging Growth Portfolio, dated
                        as of April 1, 1992.

  5(d)                  Addendum No. 3 to Amended and
                        Restated Advisory Agreement between
                        Registrant and Mississippi Valley
                        Advisors Inc. with respect to the
                        ARCH Balanced Portfolio dated April
                        1, 1993.

  5(e)                  Addendum No. 4 to Amended and
                        Restated Advisory Agreement between
                        Registrant and Mississippi Valley
                        Advisors Inc. dated March 15, 1994.

  5(f)                  Addendum No. 5 to Amended and
                        Restated Advisory Agreement between
                        Registrant and Mississippi Valley
                        Advisors Inc. with respect to the
                        Short-Intermediate Municipal
                        Portfolio dated July 10, 1995.

  5(g)                  Addendum No. 6 to Amended and
                        Restated Advisory Agreement between
                        Registrant and Mississippi Valley
                        Advisors Inc. with respect to the
                        Tax-Exempt Money Market, Missouri
                        Tax-Exempt Bond and Kansas Tax-Exempt
                        Bond Portfolios dated September 29,
                        1995.

  5(h)                  Form of Addendum No. 7 to Amended and
                        Restated Advisory Agreement between
                        Registrant and Mississippi Valley
                        Advisors Inc. with respect to the
                        Equity Income, National Municipal Bond
                        and Short-Intermediate Corporate Bond
                        Portfolios.

EXHIBIT NO.                     DESCRIPTION             PAGE NO.
-----------                     -----------             --------
  5(i)                  Sub-Advisory Agreement between
                        Mississippi Valley Advisors Inc.
                        and Clay Finlay, Inc. dated
                        January 25, 1994.

  6(e)                  Addendum No. 4 to Distribution
                        Agreement between the Registrant and
                        The Winsbury Company Limited
                        Partnership with respect to the
                        Tax-Exempt Money Market, Missouri
                        Tax-Exempt Bond and Kansas Tax-Exempt
                        Bond Portfolios dated September 29,
                        1995.

  6(f)                  Form of Addendum No. 5 to Distribution
                        Agreement between the Registrant and
                        BISYS Fund Services with respect to
                        the Equity Income, National Municipal
                        Bond and Short-Intermediate Corporate
                        Bond Portfolios.

  8(d)                  Custody Fee Agreement between
                        Registrant and Mercantile Bank of St.
                        Louis, National Association dated
                        September 29, 1995.

  8(e)                  Form of Custody Fee Agreement between
                        Registrant and Mercantile Bank of St.
                        Louis, N.A.

  9(e)                  Addendum No. 4 to Administration
                        Agreement between Registrant and
                        BISYS Fund Services Ohio, Inc. with
                        respect to the Tax-Exempt Money
                        Market, Missouri Tax-Exempt Bond
                        and Kansas Tax-Exempt Bond
                        Portfolios dated September 29, 1995.

  9(f)                  Form of Addendum No. 5 to Administration
                        Agreement between Registrant and
                        BISYS Fund Services Ohio, Inc. with
                        respect to the Equity Income, National
                        Municipal Bond and Short-Intermediate
                        Corporate Bond Portfolios.

EXHIBIT NO.                     DESCRIPTION             PAGE NO.
-----------                     -----------             --------
  9(k)                  Addendum No. 4 to Transfer Agency
                        Agreement between Registrant and
                        BISYS Fund Services Ohio, Inc. with
                        respect to the Tax-Exempt Money
                        Market, Missouri Tax-Exempt Bond
                        and Kansas Tax-Exempt Bond
                        Portfolios dated September 29, 1995.

  9(l)                  Form of Addendum No. 5 to Transfer
                        Agency Agreement between Registrant
                        and BISYS Fund Services Ohio, Inc.with
                        respect to the Equity Income, National
                        Municipal Bond and Short-Intermediate
                        Corporate Bond Portfolios.

  9(n)                  Form of Amendment No. 2 to Transfer
                        Agency Agreement between Registrant
                        and BISYS Fund Services Ohio, Inc.
                        dated October 1, 1995.

  11(a)                 Consent of Drinker Biddle & Reath.

  11(b)                 Consent of KPMG Peat Marwick.

  13(e)                 Purchase Agreements between
                        Registrant and BISYS Fund Services
                        Ohio, Inc. dated September 29, 1995.

  13(f)                 Form of Purchase Agreements between
                        Registrant and BISYS Fund Services
                        Ohio, Inc.

  16(f)                 Schedule of Computation of Performance
                        Calculations for Trust and Investor
                        A Shares of the Tax-Exempt Money
                        Market, Missouri Tax-Exempt Bond and
                        Kansas Tax-Exempt Bond Portfolios and
                        for Investor B Shares of the Missouri
                        Tax-Exempt Bond and Kansas Tax-Exempt
                        Bond Portfolios.